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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 05/31/14

Item 1. Schedule of Investments.

Invesco High Yield Municipal Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2014

invesco.com/us	VK-HYM-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–106.63%

Alabama–1.48%

Cullman (County of) Health Care Authority (Regional Medical Center); Series 2009 A, RB	7.00%	02/01/36	$4,400	$4,779,192
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village);
Series 2007, Retirement Facility RB	5.50%	01/01/43	13,170	12,727,883
Series 2008 A, Retirement Facility RB	6.88%	01/01/43	4,470	4,685,946
Series 2011 A, Retirement Facility RB	7.50%	01/01/47	2,600	2,894,528
Series 2012 A, Retirement Facility RB	5.63%	01/01/42	7,050	6,720,272
Jefferson (County of);
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS-AGM) (a)(b)	6.50%	10/01/38	7,000	4,528,860
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS-AGM) (a)(b)	6.60%	10/01/42	11,700	7,521,696
Series 2013 F, Sr. Lien Sewer Revenue Conv. CAB Wts. (b)	7.75%	10/01/46	69,300	40,377,645
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts. (b)	7.50%	10/01/39	27,640	16,246,792
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	3	0
				100,482,814

Alaska–0.07%

Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS-AMBAC) (a)(c)	5.25%	12/01/26	3,690	3,703,210
Northern Tobacco Securitization Corp.;
Series 2006 B, First Sub. Asset-Backed CAB RB (d)	0.00%	06/01/46	25,375	697,813
Series 2006 C, Second Sub. Asset-Backed CAB RB (d)	0.00%	06/01/46	20,860	631,015
				5,032,038

Arizona–4.40%

Casa Grande (City of) Industrial Development Authority (Casa Grande Regional Medical Center);
Series 2001 A, Ref. Hospital RB	7.25%	12/01/19	6,850	6,864,179
Series 2001 A, Ref. Hospital RB	7.63%	12/01/29	13,750	13,845,562
Series 2002 A, Hospital RB	7.13%	12/01/24	3,000	3,017,640
Flagstaff (City of) Industrial Development Authority (Senior Living Community Northern Arizona); Series 2007, Ref. RB	5.70%	07/01/42	17,830	17,539,549
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 1999 A, Ref. RB	6.25%	08/15/20	500	500,735
Series 1999 A, Ref. RB	6.38%	08/15/29	9,700	9,703,298
Series 1999 A, Ref. RB	6.50%	08/15/31	3,500	3,501,155
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.63%	09/01/42	2,850	2,664,779
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.75%	07/01/44	5,250	5,429,970
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/42	2,770	2,721,885
Phoenix Civic Improvement Corp.;
Series 2008 A, Sr. Lien Airport RB (e)	5.00%	07/01/22	3,500	3,998,540
Series 2008 A, Sr. Lien Airport RB (e)	5.00%	07/01/24	5,000	5,697,250
Series 2008 A, Sr. Lien Airport RB (e)	5.00%	07/01/26	5,000	5,667,450
Series 2009 A, Jr. Lien Water System RB (e)	5.00%	07/01/27	8,935	10,332,881
Series 2009 A, Jr. Lien Water System RB (e)	5.00%	07/01/28	6,785	7,827,787
Series 2009 A, Jr. Lien Water System RB (e)	5.00%	07/01/29	5,500	6,266,370
Pima (County of) Industrial Development Authority (Acclaim Charter School);
Series 2006, Education Facility RB	5.70%	12/01/26	2,200	2,120,074
Series 2006, Education Facility RB	5.80%	12/01/36	4,385	4,104,185
Pima (County of) Industrial Development Authority (Choice Education & Development Corp.);
Series 2006, Education Facility RB	6.25%	06/01/26	4,225	4,221,451
Series 2006, Education Facility RB	6.38%	06/01/36	4,890	4,890,880
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB (h)(i)	7.00%	01/01/16	16,000	17,968,000

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Education Facilities RB	7.13%	12/01/28	$2,120	$2,182,985
Series 2008 A, Education Facilities RB	7.25%	12/01/38	3,285	3,382,433
Pima (County of) Industrial Development Authority (Desert Heights Charter School);
Series 2003, Education Facility RB	7.25%	08/01/19	735	750,825
Series 2003, Education Facility RB	7.50%	08/01/33	4,345	4,404,309
Series 2014, Ref. Education Facility RB	7.25%	05/01/44	3,000	3,035,700
Pima (County of) Industrial Development Authority (Edkey Charter Schools);
Series 2013, Ref. Education Facility RB	6.00%	07/01/43	250	234,930
Series 2013, Ref. Education Facility RB	6.00%	07/01/48	2,975	2,754,999
Pima (County of) Industrial Development Authority (Excalibur Charter School); Series 2003, Education RB	7.75%	08/01/33	2,905	2,479,882
Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2006, Water & Wastewater RB (c)(f)	5.60%	12/01/22	2,000	2,029,860
Series 2006, Water & Wastewater RB (c)(f)	5.75%	12/01/32	7,120	7,203,731
Series 2007, Water & Wastewater RB (c)	6.55%	12/01/37	1,000	1,015,100
Series 2008, Water & Wastewater RB (c)	7.50%	12/01/38	12,235	12,849,686
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB	8.50%	07/01/39	1,720	1,915,495
Pima (County of) Industrial Development Authority (Milestones Charter School District);
Series 2003, Education Facility RB	7.50%	11/01/33	3,030	2,635,888
Series 2005, Education Facility RB	6.75%	11/01/33	2,865	2,295,753
Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Education Facility RB	6.50%	04/01/26	2,590	2,608,130
Series 2006, Education Facility RB	6.75%	04/01/36	3,805	3,830,532
Pima (County of) Industrial Development Authority (Paradise Education Center);
Series 2006, Ref. Education RB	5.88%	06/01/22	535	543,309
Series 2006, Ref. Education RB	6.00%	06/01/36	830	833,486
Series 2010, Education RB	6.10%	06/01/45	1,400	1,407,168
Pima (County of) Industrial Development Authority (Premier & Air Co.); Series 2005, Education Facility RB (g)	7.00%	09/01/35	5,092	1,782,506
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/37	3,358	2,865,281
Pima (County of) Industrial Development Authority (Skyline Technical High School); Series 2004, Education Facility RB	7.50%	02/01/34	4,300	3,734,120
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/27	5,310	5,014,021
Red Hawk Canyon Community Facilities District No. 2; Series 1998 A, Assessment RB	6.50%	12/01/17	1,570	1,562,857
Salt Verde Financial Corp.;
Series 2007, Sr. Gas RB	5.00%	12/01/32	4,375	4,882,150
Series 2007, Sr. Gas RB	5.00%	12/01/37	35,625	39,685,181
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB (f)	7.13%	07/01/27	2,221	2,223,843
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/29	391	391,250
Sundance Community Facilities District; Series 2004, Unlimited Tax GO Bonds (f)(h)(i)	6.25%	07/15/14	1,000	1,007,580
Tempe (City of) Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.25%	12/01/42	2,700	2,829,870
Series 2012 A, Ref. RB	6.25%	12/01/46	4,100	4,288,928
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses);
Series 2013, Education RB	5.75%	07/01/33	3,000	2,992,950
Series 2013, Education RB	6.00%	07/01/43	3,625	3,619,816
Tucson (City of) Industrial Development Authority (Catalina Assisted Living Apartments); Series 2013, Ref. MFH RB	6.00%	11/01/45	4,435	3,348,292
University Medical Center Corp.;
Series 2005, Hospital RB	5.00%	07/01/35	4,000	4,066,720
Series 2009, Hospital RB	6.25%	07/01/29	1,650	1,924,445
Series 2009, Hospital RB	6.50%	07/01/39	2,100	2,450,175
Series 2011, Hospital RB	6.00%	07/01/39	2,600	2,854,098
Verrado Community Facilities District No. 1; Series 2006, Unlimited Tax GO Bonds	5.35%	07/15/31	5,915	5,822,489

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Vistancia Community Facilities District; Series 2002, Unlimited Tax GO Bonds	6.75%	07/15/22	$4,000	$4,011,600
				298,635,993

California–13.39%

ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/47	6,000	6,110,100
Alhambra (City of) (Atherton Baptist Homes);
Series 2010 A, RB	7.63%	01/01/40	4,340	4,597,536
Series 2010 B, RB	6.63%	01/01/17	90	90,212
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (a)(e)	5.00%	09/15/32	14,990	16,589,283
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB (e)	5.13%	04/01/39	22,295	25,111,304
California (State of) Educational Facilities Authority (Stanford University);
Series 2010, RB (e)	5.25%	04/01/40	6,255	8,383,952
Series 2012 U-2, Ref. RB (e)	5.00%	10/01/32	8,745	11,422,632
Series 2014 U-6, RB (e)	5.00%	05/01/45	15,000	19,483,650
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/38	3,000	3,517,410
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2013 A, RB	5.00%	08/15/52	5,000	5,399,700
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	2,000	2,002,260
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2012 A, Mobile Home Park RB	5.50%	08/15/47	1,000	1,054,920
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB (f)	6.63%	01/01/32	1,000	1,060,050
Series 2012, RB (f)	6.88%	01/01/42	1,500	1,592,070
California (State of) Municipal Finance Authority (High Tech High-Chula Vista);
Series 2008 B, Educational Facility RB (f)	6.13%	07/01/38	2,860	2,889,086
Series 2008 B, Educational Facility RB (f)	6.13%	07/01/43	2,000	2,015,280
Series 2008 B, Educational Facility RB (f)	6.13%	07/01/48	3,840	3,857,971
California (State of) Municipal Finance Authority (High Tech High-Media Arts);
Series 2008 A, Educational Facility RB (f)	6.00%	07/01/38	1,170	1,181,291
Series 2008 A, Educational Facility RB (f)	6.13%	07/01/48	2,415	2,434,972
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/29	1,000	1,140,460
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, Charter School Lease RB	5.75%	07/01/30	7,290	7,457,743
Series 2012 A, Charter School Lease RB	6.00%	07/01/42	5,355	5,484,002
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (c)(f)	5.00%	07/01/37	13,500	13,906,620
Series 2012, Water Furnishing RB (c)(f)	5.00%	11/21/45	18,260	18,674,867
Series 2012, Water Furnishing RB MBTC (c)(e)(f)	5.00%	11/21/45	6,000	6,136,320
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.40%	07/01/48	3,000	3,187,680
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	5,000	5,000,000
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,161,300
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/38	8,000	8,096,640
Series 2011, RB	7.25%	11/01/31	1,500	1,728,060
Series 2011, RB	7.50%	11/01/41	5,500	6,387,700
Series 2014 A, RB	6.13%	11/01/33	1,560	1,702,724
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation - Irvine, L.L.C. - University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	6.00%	05/15/40	5,000	5,397,750
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/34	4,350	4,580,463
California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	3,020	2,969,264

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	$3,500	$3,275,860
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2007, RB	5.40%	06/01/17	1,890	1,987,430
Series 2007, RB	5.63%	06/01/33	4,940	4,985,991
Series 2010, RB	7.50%	06/01/42	1,700	1,877,378
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	7.00%	11/15/29	1,745	2,019,750
Series 2009, Senior Living RB	7.25%	11/15/41	3,500	4,049,045
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB	4.75%	10/01/19	5,000	5,006,250
Series 2012, RB	6.00%	10/01/42	2,895	3,039,837
Series 2012, RB	6.00%	10/01/47	1,785	1,870,073
California (State of) Statewide Communities Development Authority Community Facilities District 2007-1 (Orinda);
Series 2007, Special Tax RB	6.00%	09/01/29	2,735	2,894,669
Series 2007, Special Tax RB	6.00%	09/01/37	6,185	6,477,550
California (State of) Statewide Communities Development Authority; Series 2008 A, Special Assessment RB	6.63%	09/02/38	7,610	7,851,694
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/43	15,000	14,999,400
California (State of); Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	6,000	6,553,860
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.);
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/38	9,380	7,666,743
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/45	3,675	2,958,595
Carlsbad (City of) Community Facilities District 3 (Improvement Area 2);
Series 2008, Special Tax RB	6.10%	09/01/28	2,615	2,746,848
Series 2008, Special Tax RB	6.20%	09/01/38	5,960	6,178,851
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/46	227,175	39,853,310
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	2,510	2,695,188
Emery Unified School District (Election of 2010);
Series 2013 D, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/41	4,055	962,779
Series 2013 D, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/42	2,000	448,980
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, Special Tax RB	6.50%	09/01/23	1,435	1,571,354
Series 2008, Special Tax RB	6.75%	09/01/28	2,950	3,183,522
Series 2008, Special Tax RB	6.88%	09/01/38	5,140	5,575,512
Fontana (City of) Community Facilities District No. 22 (Sierra Hills South); Series 2004, Special Tax RB (h)(i)	6.00%	09/01/14	5,000	5,022,950
Foothill-Eastern Transportation Corridor Agency;
Series 2013 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/43	10,750	12,551,162
Series 2014 A, Ref. Conv. Toll Road CAB RB (b)	6.85%	01/15/42	5,000	3,013,850
Series 2014 A, Ref. Toll Road CAB RB (INS-AGM) (a)(d)	0.00%	01/15/36	65,000	21,691,150
Series 2014 A, Ref. Toll Road CAB RB (INS-AGM) (a)(d)	0.00%	01/15/37	20,000	6,316,000
Series 2014 A, Ref. Toll Road RB	6.00%	01/15/49	20,000	22,910,400
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-BHAC) (a)(e)	5.00%	06/01/45	40,380	41,404,037
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	35,880	32,765,257
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	25,515	21,226,949
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	31,245	24,328,607
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/47	23,060	19,470,250
Series 2007 A-2, Sr. Tobacco Settlement Asset-Backed RB	5.30%	06/01/37	33,500	27,596,630
Hawthorne (City of) Community Facilities District No. 2006-1; Series 2006, Special Tax RB	5.00%	09/01/30	3,000	3,135,420
Hesperia (City of) Public Financing Authority (Redevelopment & Housing);
Series 2007 A, Tax Allocation RB (INS-SGI) (a)	5.00%	09/01/31	1,495	1,514,271
Series 2007 A, Tax Allocation RB (INS-SGI) (a)	5.00%	09/01/37	3,395	3,415,981

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Independent Cities Finance Authority (Rancho Del Sol & Grandview); Series 2012, Ref. Mobile Home Park RB	5.50%	05/15/47	$2,000	$2,107,600
Indio (City of) Redevelopment Agency (Merged Project Area);
Series 2004 B, Sub. Tax Allocation RB (h)(i)	6.38%	08/15/14	3,500	3,544,730
Series 2004 B, Sub. Tax Allocation RB (h)(i)	6.50%	08/15/14	1,320	1,335,246
Inland Empire Tobacco Securitization Authority;
Series 2007 A, Tobacco Settlement RB	4.63%	06/01/21	5,900	5,526,589
Series 2007 A, Tobacco Settlement RB	5.00%	06/01/21	4,190	4,014,397
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB (d)	0.00%	06/01/36	39,000	7,074,210
Series 2007 D, Asset-Backed Tobacco Settlement CAB RB (d)	0.00%	06/01/57	32,090	309,989
La Verne (City of) (Brethren Hillcrest Home); Series 2003 B, Revenue COP	6.63%	02/15/25	4,025	4,049,955
Long Beach (City of) Bond Finance Authority; Series 2007 A, Natural Gas Purchase RB	5.50%	11/15/37	11,285	13,479,143
Los Alamitos Unified School District (Capital); Series 2012, Conv. CAB COP (b)	6.05%	08/01/42	9,000	5,899,950
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/22	605	609,792
M-S-R Energy Authority;
Series 2009 A, Gas RB	6.50%	11/01/39	8,650	11,428,466
Series 2009 B, Gas RB	6.50%	11/01/39	8,415	11,165,022
Series 2009 C, Gas RB	6.50%	11/01/39	8,240	10,886,770
Series 2009 C, Gas RB	7.00%	11/01/34	5,000	6,797,300
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	6.50%	03/01/28	5,515	6,027,785
Murrieta (City of) Community Facilities District No. 2 (The Oaks Improvement Area);
Series 2004 B, Special Tax RB	6.00%	09/01/27	1,000	1,006,880
Series 2004 B, Special Tax RB	6.00%	09/01/34	2,000	2,008,680
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	4,750	5,958,495
Orange (City of) Community Facilities District No. 06-1 (Del Rio Public Improvements); Series 2010, Special Tax RB	6.00%	10/01/40	3,500	3,621,450
Perris (City of) Public Financing Authority; Series 2006, Tax Allocation RB	5.35%	10/01/36	1,350	1,354,131
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/19	3,915	3,928,311
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2005, Special Tax RB	5.50%	09/01/37	2,000	2,022,000
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	1,780	1,822,809
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/48	7,000	7,720,860
Roseville (City of) (Fountains Community Facilities District No. 1); Series 2008, Special Tax RB	6.13%	09/01/38	1,000	1,058,080
Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB	6.00%	09/01/37	11,110	11,391,861
San Bernardino City Unified School District;
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/36	7,650	2,556,553
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/37	13,130	4,157,614
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/38	13,515	4,154,646
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/39	13,895	3,959,797
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/40	14,280	4,116,496
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/41	14,080	3,850,035
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	7.50%	12/01/41	20,980	24,320,436
Series 2011, RB	8.00%	12/01/31	9,875	11,946,676
San Diego Unified School District (Election of 2008); Series 2012 E, Unlimited Tax Conv. CAB GO Bonds (b)	5.25%	07/01/42	20,000	9,235,200
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB	6.25%	08/01/28	1,000	1,127,190
Series 2009 D, Tax Allocation RB	6.50%	08/01/30	1,000	1,138,400
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, Special Tax CAB RB (d)	0.00%	08/01/36	5,710	1,691,759
Series 2013 C, Special Tax CAB RB (d)	0.00%	08/01/38	2,000	513,980
Series 2013 C, Special Tax CAB RB (d)	0.00%	08/01/43	17,000	3,221,670

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Gorgonio Memorial Health Care District (Election 2006); Series 2006 C, Unlimited Tax GO Bonds (h)(i)	7.20%	08/01/17	$13,000	$15,305,550
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB (c)	6.40%	12/01/41	14,123	14,121,164
San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101);
Series 2003, Special Tax RB	6.60%	09/01/27	2,000	2,002,980
Series 2003, Special Tax RB	6.65%	09/01/32	2,630	2,632,840
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB	7.00%	09/01/36	3,500	4,096,610
Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS-AGM) (a)(b)	6.75%	02/01/52	7,500	3,177,150
Southern California Logistics Airport Authority;
Series 2007, Tax Allocation RB (j)	6.15%	12/01/43	4,400	1,411,960
Series 2008 A, Tax Allocation CAB RB (d)	0.00%	12/01/45	18,085	538,933
Series 2008 A, Tax Allocation CAB RB (d)	0.00%	12/01/46	18,085	511,806
Series 2008 A, Tax Allocation CAB RB (d)	0.00%	12/01/47	18,085	443,083
Series 2008 A, Tax Allocation CAB RB (d)	0.00%	12/01/48	18,085	412,338
Series 2008 A, Tax Allocation CAB RB (d)	0.00%	12/01/49	18,085	376,168
Series 2008 A, Tax Allocation CAB RB (d)	0.00%	12/01/50	18,085	349,041
Series 2008 A, Tax Allocation RB	6.00%	12/01/33	1,475	473,328
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB (d)	0.00%	06/01/46	35,000	862,050
Series 2006, Tobacco Settlement Asset-Backed Second Sub. CAB RB (d)	0.00%	06/01/46	27,200	576,912
Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB (d)	0.00%	06/01/46	47,000	924,490
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.75%	06/01/25	10	9,861
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	21,715	17,944,190
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	2,500	1,994,600
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/31	4,015	4,053,865
Victor Valley Union High School District (Election of 2008);
Series 2013 B, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/43	11,855	2,329,152
Series 2013 B, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/44	12,475	2,305,130
Series 2013 B, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/47	14,550	2,199,524
Series 2013 B, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/48	7,000	993,160
Series 2013 B, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/49	15,715	2,093,238
Series 2013 B, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/52	37,560	4,109,815
Woodland (City of) Community Facilities District 1; Series 2004, Special Tax RB	6.25%	09/01/34	4,735	4,808,961
Yuba City (City of) Redevelopment Agency (Housing Set-Aside);
Series 2004 B, Tax Allocation RB	6.00%	09/01/31	1,060	1,063,191
Series 2004 B, Tax Allocation RB	6.00%	09/01/39	1,880	1,884,305
Yuba City (City of) Redevelopment Agency (Redevelopment); Series 2004, Tax Allocation RB	6.00%	09/01/31	1,800	1,805,418
				907,850,421

Colorado–3.44%

Arista Metropolitan District; Series 2005, Special Limited Tax GO Bonds	6.75%	12/01/35	1,964	1,964,334
Beacon Point Metropolitan District;
Series 2005 A, Limited Tax GO Bonds	6.13%	12/01/25	1,545	1,555,877
Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	3,510	3,526,918
Bradburn Metropolitan District No. 3; Series 2010, Ref. Limited Tax GO Bonds	7.50%	12/01/39	2,575	2,615,324
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/32	4,005	3,715,559
Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO Bonds	7.00%	12/01/23	60	34,120
Castle Oaks Metropolitan District;
Series 2005, Limited Tax GO Bonds (h)(i)	6.00%	12/01/15	865	935,454
Series 2005, Limited Tax GO Bonds (h)(i)	6.13%	12/01/15	1,286	1,393,150
Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB (f)	6.13%	12/15/35	2,690	2,703,692
Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/36	3,255	2,671,183

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/28	$1,650	$1,653,416
Series 2008, Charter School RB	6.50%	07/01/38	1,000	1,003,120
Series 2013, Charter School RB	7.45%	08/01/48	2,245	2,405,203
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB	7.00%	08/01/38	1,500	1,560,030
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB	5.88%	10/01/27	2,500	2,566,650
Series 2007, Charter School RB	6.00%	10/01/37	1,635	1,669,433
Series 2008 A, Charter School RB	7.25%	10/01/39	500	537,480
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB (f)	6.75%	04/01/40	1,820	1,838,382
Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB (f)	8.25%	11/01/39	2,890	3,154,146
Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB (Acquired 07/27/07-03/31/08; Cost $2,302,785) (f)	5.75%	05/15/37	2,395	1,784,515
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	7.40%	12/01/38	2,000	2,253,540
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/39	4,000	4,422,440
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/37	9,355	9,530,687
Series 2011, RB	6.38%	01/01/41	1,615	1,726,871
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB	5.00%	01/01/44	4,600	5,003,236
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2010 A, RB	6.00%	11/15/30	1,600	1,752,880
Series 2010 A, RB	6.25%	11/15/40	4,750	5,183,865
Series 2011, RB	5.75%	11/15/31	1,000	1,082,380
Series 2011, RB	6.00%	11/15/40	1,195	1,296,456
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/22	800	770,320
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	3,260	2,990,431
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	5,815	5,029,801
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	13,935	15,355,534
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB	7.00%	12/01/29	2,500	1,654,450
Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,000	916,750
Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	9,000	7,937,910
Country Club Village Metropolitan District; Series 2006, Limited Tax GO Bonds	6.00%	12/01/34	592	516,473
Cross Creek Metropolitan District No. 2; Series 2006, Ref. Limited Tax GO Bonds	5.00%	12/01/37	2,630	2,236,420
Denver (City & County of) (United Airlines);
Series 2007 A, Ref. Special Facilities Airport RB (c)	5.25%	10/01/32	17,110	17,420,033
Series 2007 A, Ref. Special Facilities Airport RB (c)	5.75%	10/01/32	11,400	11,780,760
Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB (k)	3.38%	12/01/32	4,500	2,002,950
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/40	5,393	5,876,536
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/40	995	1,042,133
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/36	2,880	2,891,894
High Plains Metropolitan District;
Series 2005 A, Limited Tax GO Bonds (k)	2.76%	12/01/25	2,220	1,248,528
Series 2005 A, Limited Tax GO Bonds (k)	2.81%	12/01/35	4,000	2,256,080
Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	1,350	985,622
Lafayette (City of) (Rocky Mountain Instrument);
Series 1998 A, IDR (c)	7.00%	10/01/18	3,360	3,058,037
Series 1999 A, IDR	6.75%	10/01/14	90	89,403
Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.25%	12/01/36	1,583	1,374,091

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Lincoln Park Metropolitan District;
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds	6.13%	12/01/30	$6,250	$6,639,125
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds	6.20%	12/01/37	5,550	5,856,748
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	6,360	6,371,766
Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	5.75%	02/01/15	55	55,067
Series 2003 A, Health Care Facilities RB	6.75%	02/01/22	300	300,366
Series 2003 A, Health Care Facilities RB	7.00%	02/01/25	800	800,968
Series 2003 A, Health Care Facilities RB	7.00%	02/01/38	6,200	6,203,844
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	5,500	5,589,705
Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds (k)	1.80%	12/01/34	1,500	398,250
Northwest Metropolitan District No. 3;
Series 2005, Limited Tax GO Bonds	6.13%	12/01/25	4,500	4,363,335
Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	7,450	7,038,536
Plaza Metropolitan District No. 1; Series 2013, Ref. Tax Allocation RB	5.00%	12/01/40	1,000	1,016,930
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.50%	11/15/38	16,880	22,341,186
Reata South Metropolitan District; Series 2007 A, Limited Tax GO Bonds	7.25%	06/01/37	1,000	975,200
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/35	1,000	625,070
Serenity Ridge Metropolitan District No. 2; Series 2004, Limited Tax GO Bonds (k)	3.75%	12/01/34	2,000	880,000
Tallgrass Metropolitan District; Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.25%	12/01/37	4,712	4,562,488
Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds (d)(j)	0.00%	12/01/40	1,000	632,470
				233,625,551

Connecticut–0.39%

Connecticut (State of) Health & Educational Facilities Authority (St. Mary’s Hospital); Series 1997 E, RB	5.88%	07/01/22	3,660	3,664,905
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (f)(g)	5.13%	10/01/36	4,405	1,725,130
Hamden (Town of) (Whitney Center);
Series 2009 A, RB	7.63%	01/01/30	2,880	3,057,840
Series 2009 A, RB	7.75%	01/01/43	10,995	11,540,242
Series 2009 C, RB (h)	7.25%	01/01/16	2,000	2,047,000
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,508,050
Manchester (Town of) Redevelopment Agency (Bennet Housing Development); Series 1993, MFH Mortgage RB (Acquired 09/20/99; Cost $519,182) (f)	7.20%	12/01/18	560	567,498
				26,110,665

Delaware–0.10%

Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/42	1,350	1,396,805
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/30	1,610	1,634,713
Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB (c)	6.25%	06/01/28	3,990	3,989,800
				7,021,318

District of Columbia–1.29%

District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/31	2,000	2,084,240
Series 2011, RB	6.63%	03/01/41	5,150	5,408,942
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	7,000	8,033,410
District of Columbia (Gallaudet University); Series 2011, University RB	5.50%	04/01/41	3,000	3,290,160
District of Columbia (Methodist Home);
Series 1999, RB	6.00%	01/01/29	2,545	2,389,831
Series 2009 A, RB	7.50%	01/01/39	1,520	1,525,594
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	7,180	7,184,380
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/39	2,000	2,237,280
Series 2009, Hospital RB	6.50%	10/01/29	5,000	5,664,250
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB (d)	0.00%	06/15/55	60,320	451,797
District of Columbia Water & Sewer Authority; Series 2013 A, Sub. Lien Public Utility RB (e)	5.00%	10/01/44	27,000	30,143,610

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–(continued)

District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (e)	5.00%	12/01/25	$16,165	$18,822,041
				87,235,535

Florida–8.25%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.88%	11/15/36	10,500	10,393,110
Series 2007, IDR	5.88%	11/15/42	20,365	19,863,003
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	6.25%	11/15/44	2,500	2,601,125
Series 2014, RB	6.38%	11/15/49	5,250	5,440,470
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/32	1,000	1,189,870
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/42	2,500	2,928,400
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/46	2,000	2,338,060
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB	8.00%	11/15/31	3,000	3,493,590
Series 2011 A, RB	8.13%	11/15/41	11,200	12,952,576
Series 2011 A, RB	8.13%	11/15/46	6,000	6,926,100
Anthem Park Community Development District; Series 2004, Capital Improvement Special Assessment RB (j)	5.80%	05/01/36	8,045	5,924,338
Bloomingdale (Villages of) Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/36	2,890	2,891,329
Bluewaters Community Development District; Series 2004, Special Assessment RB	6.00%	05/01/35	2,555	2,585,558
Bonnet Creek Resort Community Development District;
Series 2002, Special Assessment RB	7.38%	05/01/34	3,000	3,000,720
Series 2002, Special Assessment RB	7.50%	05/01/34	5,005	5,006,702
Brevard (County of) Health Facilities Authority (Health First, Inc.); Series 2009, Health Care Facilities RB	7.00%	04/01/33	1,960	2,294,023
Broward (County of) (Civic Arena);
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (a)(e)	5.00%	09/01/24	7,555	8,223,844
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (a)(e)	5.00%	09/01/25	7,910	8,610,272
Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB (g)	7.88%	05/01/38	4,900	2,191,476
Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/40	1,500	1,571,085
Capital Trust Agency (Million Air One LLC); Series 2011, RB (c)	7.75%	01/01/41	14,400	14,887,296
Caribe Palm Community Development District; Series 2005 A, Special Assessment RB	5.85%	05/01/35	675	687,845
Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/20	1,960	1,917,546
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB (f)	8.13%	05/15/44	5,560	6,011,194
Series 2014 A, Continuing Care Community RB (f)	8.25%	05/15/49	44,570	48,182,844
Series 2014 B-1, TEMPS-85sm Continuing Care Community RB (f)	6.88%	05/15/21	8,350	8,423,062
Series 2014 B-2, TEMPS-70sm Continuing Care Community RB (f)	6.50%	05/15/20	5,000	5,030,600
Cory Lakes Community Development District;
Series 2001 A, Special Assessment RB	8.38%	05/01/17	130	135,612
Series 2001 B, Special Assessment RB	8.38%	05/01/17	80	83,454
East Homestead Community Development District;
Series 2013, Special Assessment RB	5.00%	11/01/33	1,000	963,850
Series 2013, Special Assessment RB	5.63%	11/01/43	2,000	2,027,640
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	14,000	16,901,640
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2006 A, RB (j)	6.00%	05/15/36	2,130	1,363,328
Series 2007 A, RB (j)	6.13%	05/15/37	1,855	1,187,311
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, Educational Facilities RB	6.00%	06/15/32	4,250	4,140,350
Series 2012 A, Educational Facilities RB	6.13%	06/15/43	4,250	4,091,135
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/38	2,710	2,844,714
Series 2012, RB	7.00%	10/01/26	125	133,309
Series 2012, RB	7.25%	10/01/41	595	638,917
Florida Housing Finance Corp. (Beacon Hill Apartments); Series 1998 C, RB (c)(h)	6.61%	07/01/28	7,640	7,461,682

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Florida Housing Finance Corp. (Westchase Apartments); Series 1998 B, RB (c)(h)	6.61%	07/01/28	$9,550	$6,886,409
Gramercy Farms Community Development District;
Series 2007 A-1, Special Assessment RB (g)	5.25%	05/01/39	1,335	13
Series 2007 A-2, Special Assessment RB (g)	5.25%	05/01/39	1,700	17
Series 2007 B, Special Assessment RB (g)	5.10%	05/01/14	4,385	44
Series 2011, Ref. Special Assessment Conv. CAB RB (b)	6.75%	05/01/39	29,070	3,847,996
Hammock Bay Community Development District; Series 2004 A, Special Assessment RB	6.13%	05/01/35	2,420	2,455,864
Harbour Isles Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/35	1,255	1,285,170
Heritage Harbor Community Development District; Series 1997, Recreational RB	7.75%	05/01/23	360	357,844
Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR (h)(i)	8.00%	08/15/19	1,000	1,344,060
Jacksonville (City of) Economic Development Commission (Proton Therapy Institute); Series 2007 A, Ref. Health Care Facilities RB (f)	6.25%	09/01/27	10,500	11,472,720
Kendall Breeze Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/34	1,290	1,300,965
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB (f)	6.38%	01/01/43	2,250	2,369,633
Lakeside Landings Community Development District;
Series 2007 A, Special Assessment RB (g)	5.50%	05/01/38	1,000	436,200
Series 2007 B, Special Assessment RB (g)	5.25%	05/01/13	1,940	846,228
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB	5.25%	10/01/32	4,500	4,516,245
Series 2012, Ref. RB	5.75%	10/01/42	10,100	10,323,715
Series 2012, Ref. RB	6.50%	10/01/47	10,000	10,657,500
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/32	1,880	1,942,830
Series 2012, IDR	5.75%	06/15/42	3,210	3,324,757
Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/28	7,640	7,640,000
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB MBTC (e)	5.50%	11/15/42	5,000	5,372,700
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2004, Ref. RB (f)(h)(i)	6.75%	11/15/14	840	865,082
Miami-Dade (County of) (Building Better Communities Program); Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(e)	5.00%	07/01/30	15,210	16,809,027
Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS-AGC) (a)(c)(e)	5.25%	10/01/33	16,500	18,376,050
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	500	566,125
Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	250	279,353
Series 2011, Ref. Hospital RB	6.00%	08/01/46	1,000	1,125,520
Miami-Dade (County of) School Board;
Series 2008 B, COP (INS-AGC) (a)(e)	5.25%	05/01/26	5,000	5,594,500
Series 2008 B, COP (INS-AGC) (a)(e)	5.25%	05/01/27	10,000	11,287,200
Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation CAB RB (INS-NATL) (a)(d)	0.00%	10/01/40	10,070	2,567,347
Series 2009, Sub. Special Obligation CAB RB (d)	0.00%	10/01/35	12,000	4,227,960
Series 2009, Sub. Special Obligation CAB RB (d)	0.00%	10/01/40	10,000	2,549,600
Series 2009, Sub. Special Obligation CAB RB (d)	0.00%	10/01/42	72,215	16,971,247
Series 2009, Sub. Special Obligation CAB RB (d)	0.00%	10/01/45	7,710	1,500,058
Mount Dora (City of) Health Facilities Authority (Waterman Village);
Series 2002 A, RB	6.75%	08/15/25	3,000	2,735,670
Series 2004 A, Ref. RB	5.75%	08/15/18	3,750	3,554,437
Oak Creek Community Development District; Series 2004, Special Assessment RB	5.80%	05/01/35	1,520	1,536,416
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. RB	5.70%	07/01/26	4,000	4,038,720
Series 2007, First Mortgage RB	5.50%	07/01/32	6,750	6,800,962
Series 2007, First Mortgage RB	5.50%	07/01/38	7,450	7,470,562
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/28	1,715	1,714,760
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/31	3,535	3,539,348

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/31	$730	$730,898
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/31	200	200,246
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/31	730	730,898
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/31	285	285,351
Orlando (City of) Urban Community Development District; Series 2004, Capital Improvement Special Assessment RB	6.25%	05/01/34	1,000	1,005,420
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (l)	6.13%	05/01/35	410	4
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	415	417,087
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	615	601,581
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/49	2,750	3,069,495
Palm Beach (County of) Housing Finance Authority (Lake Delray Apartments); Series 1999 A, MFH RB (c)	6.40%	01/01/31	8,155	8,154,837
Palm Coast Park Community Development District; Series 2006, Special Assessment RB	5.70%	05/01/37	4,460	3,061,032
Pier Park Community Development District; Series 2002 1, Capital Improvement RB	7.15%	05/01/34	13,730	13,771,876
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/37	1,525	1,252,986
Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB	6.13%	09/15/21	400	427,180
Series 2011 A, RB	7.13%	09/15/41	3,250	3,458,065
Poinciana West Community Development District; Series 2007, Special Assessment RB	6.00%	05/01/37	1,495	1,496,091
Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/23	3,460	3,462,733
Reunion East Community Development District;
Series 2002 A-1, Special Assessment RB	7.38%	05/01/33	690	700,716
Series 2002 A-2, Special Assessment RB (j)	7.38%	05/01/33	310	215,791
Series 2005, Special Assessment RB (g)	5.80%	05/01/36	4,300	2,993,230
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.50%	10/01/24	5,350	5,826,257
Seven Oaks Community Development District II;
Series 2003 A, Special Assessment RB	6.40%	05/01/34	4,375	4,203,675
Series 2004 A, Special Assessment RB	5.88%	05/01/35	2,475	2,279,945
Silver Palms Community Development District; Series 2004, Special Assessment RB	5.90%	05/01/34	1,665	1,686,945
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2014 A, Ref. Floating Rate Health Care RB (m)	1.34%	01/01/49	11,363	6,773,413
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/49	4,205	42
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities);
Series 2004 A, RB	5.63%	08/01/34	4,390	4,445,051
Series 2010 A, RB	6.00%	08/01/45	4,000	4,322,040
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB	6.25%	11/15/29	150	177,734
Series 2009 A, Ref. RB	6.50%	11/15/39	1,000	1,186,340
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,495	1,150,522
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/39	4,580	4,959,682
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (a)(e)	6.00%	10/01/29	13,440	17,827,085
Town Center at Palm Coast Community Development District; Series 2005, Capital Improvement Special Assessment RB	6.00%	05/01/36	10,745	9,955,995
Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB (j)	6.80%	05/01/39	4,895	1,963,825
Turnbull Creek Community Development District;
Series 2005, Special Assessment RB	5.80%	05/01/35	3,295	3,224,553
Series 2006, Special Assessment RB	5.25%	05/01/37	3,320	2,981,460
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	2,785	2,822,514
Waterlefe Community Development District; Series 2001, Golf Course RB (g)	8.13%	10/01/25	2,645	184,304
West Villages Improvement District; Series 2007, Special Assessment RB (g)	5.50%	05/01/38	9,500	5,652,500
Winter Garden Village at Fowler Groves Community Development District; Series 2006, Special Assessment RB	5.65%	05/01/37	2,440	2,491,850

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

World Commerce Community Development District; Series 2004 A-2, Special Assessment RB	6.13%	05/01/35	$1,425	$1,396,144
				559,577,227

Georgia–0.98%

Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group);
Series 2013 A, Ref. RB	6.25%	05/15/33	3,950	4,145,841
Series 2013 A, Ref. RB	6.38%	05/15/43	8,000	8,527,520
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	12,000	14,179,800
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	4,700	4,899,280
Clayton (County of) Development Authority (Delta Air Lines, Inc.);
Series 2009 A, Special Facilities RB	8.75%	06/01/29	4,500	5,576,445
Series 2009 B, Special Facilities RB (c)	9.00%	06/01/35	9,750	10,302,728
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.);
Series 2010, RAC	6.00%	09/01/30	2,200	2,343,396
Series 2010, RAC	6.13%	09/01/40	6,510	6,868,180
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB (c)	6.13%	01/01/34	9,615	9,844,606
				66,687,796

Guam–0.11%

Guam (Territory of) Waterworks Authority; Series 2005, Water & Wastewater System RB	5.88%	07/01/35	7,250	7,339,610

Hawaii–0.39%

Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	850	994,568
Series 2009 A, Special Purpose Senior Living RB	9.00%	11/15/44	6,530	7,665,371
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2007 A, Special Purpose RB (INS-FGIC) (a)(c)	4.65%	03/01/37	4,210	4,222,672
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (e)	5.25%	04/01/29	12,000	13,889,640
				26,772,251

Idaho–0.45%

Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/06; Cost $7,640,000) (c)(f)(g)	7.50%	11/01/24	7,640	76
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014 A, RB	8.00%	10/01/44	4,000	4,135,640
Series 2014 A, RB	8.13%	10/01/49	9,000	9,306,630
Series 2014 B-1, TEMPS-75sm RB	6.50%	10/01/22	2,140	2,162,342
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/37	8,355	8,460,858
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2010 A, Non-profit Facilities RB	6.25%	07/01/40	1,000	1,029,440
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/38	750	771,975
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2009 A, Non-profit Facilities RB (k)	2.70%	07/01/21	150	97,509
Series 2009 A, Non-profit Facilities RB (k)	2.78%	07/01/29	1,000	650,060
Series 2009 A, Non-profit Facilities RB (k)	2.85%	07/01/39	2,005	1,303,370
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/39	745	838,118
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/38	1,580	1,634,273
				30,390,291

Illinois–9.99%

Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/18	2,620	2,419,884
Antioch (Village of) Special Service Area No. 1 (Deercrest); Series 2003, Special Tax RB	6.63%	03/01/33	3,569	3,152,462
Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/27	2,170	2,325,589
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/23	3,395	3,680,621
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	5,000	5,085,650
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/27	2,000	1,950,520

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Bolingbrook (Village of);
Series 2005, Sales Tax RB	5.75%	01/01/15	$210	$202,266
Series 2005, Sales Tax RB	6.00%	01/01/26	4,500	4,199,220
Series 2005, Sales Tax RB	6.25%	01/01/24	6,000	5,645,340
Bourbonnais (Village of) (Olivet Nazarene University); Series 2013, Industrial Project RB	5.00%	11/01/44	2,775	2,838,020
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/27	2,670	2,727,645
Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/18	5,965	6,362,090
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	2,655	2,126,230
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.63%	12/01/22	3,424	3,473,853
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(e)	5.00%	01/01/33	14,000	14,641,480
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(e)	5.00%	12/01/32	13,050	13,401,567
Chicago (City of);
Series 2011, COP	7.13%	05/01/21	1,000	1,095,880
Series 2011, COP	7.13%	05/01/25	9,700	10,737,415
Series 2011, COP	7.13%	05/01/25	9,185	10,167,336
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	10,000	10,217,300
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (f)(g)	5.50%	03/01/17	3,439	1,034,795
Deerfield (Village of);
Series 2011, Ref. CAB RB (d)	0.00%	10/01/31	1,803	441,735
Series 2011, Ref. RB	6.00%	10/01/42	3,362	2,972,142
Du Page (County of) Special Service Area No. 31 (Monarch Landing); Series 2006, Special Tax RB	5.40%	03/01/16	78	80,039
East Dundee (Village of) (Route 25 South Redevelopment); Series 2012, Limited Obligation Tax Increment Allocation RB	5.63%	12/01/31	1,530	1,458,014
Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB (g)	5.38%	03/01/16	2,500	1,375,250
Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/20	745	781,892
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	8,000	8,329,120
Illinois (State of) Finance Authority (Beacon Hill); Series 2005 A, Ref. RB	5.35%	02/15/15	225	225,628
Illinois (State of) Finance Authority (Christian Homes, Inc.);
Series 2007 A, Ref. RB	5.75%	05/15/26	5,575	5,765,888
Series 2007 A, Ref. RB	5.75%	05/15/31	2,825	2,907,547
Illinois (State of) Finance Authority (Clare Oaks);
Series 2012 A-1, RB	7.00%	11/15/27	1,080	980,370
Series 2012 A-2, RB	7.00%	11/15/27	2,870	2,784,933
Series 2012 A-3, RB	7.00%	11/15/17	710	688,977
Series 2012 B, Ref. Sub. RB	4.00%	11/15/52	6,240	4,044,603
Series 2012 C-1, Ref. Sub. RB (d)	0.00%	11/15/52	3,902	76,049
Series 2012 C-2, Ref. Sub. RB (d)	0.00%	11/15/52	780	210,690
Series 2012 C-3, Ref. Sub. Conv. RB (d)	0.00%	11/15/52	780	132,651
Illinois (State of) Finance Authority (Clare Water Tower);
Series 2010 A-6, Ref. RB (g)	6.00%	05/15/28	1,249	12
Series 2010 A-7, Ref. RB (g)	6.13%	05/15/41	11,264	113
Series 2010 B, Ref. CAB RB (d)(g)	0.00%	05/15/50	5,966	60
Illinois (State of) Finance Authority (Clinic Altgeld); Series 1996, Community Facilities RB	8.00%	11/15/16	1,215	1,220,565
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	7,000	8,084,230
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB (g)	6.13%	08/15/28	1,000	900
Series 2008 A, Ref. RB (g)	6.25%	08/15/35	3,500	3,150
Series 2008 A, Ref. RB (g)	6.25%	08/15/40	5,500	4,950
Illinois (State of) Finance Authority (Friendship Village of Schaumburg);
Series 2005 A, RB	5.38%	02/15/25	1,000	1,000,330
Series 2005 A, RB	5.63%	02/15/37	8,000	7,665,600
Series 2010, RB	7.13%	02/15/39	1,710	1,796,988
Series 2010, RB	7.25%	02/15/45	8,900	9,364,135

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Greenfields of Geneva);
Series 2010 A, RB	7.90%	02/15/25	$3,285	$3,375,995
Series 2010 A, RB	8.00%	02/15/28	3,000	3,068,280
Series 2010 A, RB	8.13%	02/15/40	14,140	14,660,918
Series 2010 A, RB	8.25%	02/15/46	28,435	29,565,576
Series 2010 C-2, TEMPS-65sm RB	6.75%	02/15/16	1,465	1,466,040
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/28	500	500,080
Series 2006 A, RB	6.00%	08/15/26	3,850	3,915,142
Series 2006 A, RB	6.00%	08/15/39	10,460	10,504,873
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.63%	05/15/42	6,000	6,096,900
Series 2012, Ref. RB	5.75%	05/15/46	1,500	1,533,960
Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	3,000	3,050,790
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	20,000	20,434,600
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.);
Series 2008, RB	7.63%	09/15/28	2,000	2,054,260
Series 2008, RB	7.75%	09/15/38	3,000	3,048,870
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2010 A, RB	8.00%	05/15/30	1,300	890,500
Series 2010 A, RB	8.13%	05/15/40	9,370	6,418,450
Series 2010 A, RB	8.25%	05/15/45	19,000	13,015,000
Series 2010 D-1, TEMPS-75sm RB	7.25%	08/15/16	8,230	5,966,750
Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	550	398,750
Series 2010 D-3, TEMPS-50sm RB	6.25%	08/15/15	3,245	2,352,625
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/43	12,210	13,027,093
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/43	10,600	10,178,650
Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB	7.75%	08/15/34	12,800	15,973,248
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	24,235	29,061,885
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2008, Ref. RB	5.50%	08/15/30	5,000	5,222,500
Series 2009, RB	6.88%	08/15/38	21,875	24,574,156
Illinois (State of) Finance Authority (Smith Village);
Series 2005 A, RB	5.70%	11/15/20	500	512,460
Series 2005 A, RB	6.13%	11/15/25	1,100	1,111,990
Series 2005 A, RB	6.25%	11/15/35	1,500	1,501,800
Illinois (State of) Finance Authority (The Admiral at the Lake);
Series 2010 A, RB	7.25%	05/15/20	1,905	1,921,669
Series 2010 D-1, TEMPS-75sm RB	7.00%	05/15/18	1,550	1,550,140
Series 2010 D-2, TEMPS-65sm RB	6.38%	05/15/17	6,460	6,461,421
Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB	6.00%	05/15/25	5,500	5,544,165
Series 2005 A, RB	6.00%	05/15/37	19,685	19,205,670
Illinois (State of) Finance Authority (Three Crowns Park Plaza);
Series 2006 A, RB	5.88%	02/15/26	1,000	1,014,640
Series 2006 A, RB	5.88%	02/15/38	1,500	1,506,915
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/31	3,485	3,973,074
Series 2011, Ref. Charter School RB	7.13%	10/01/41	1,000	1,151,930
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (e)	5.25%	10/01/52	27,000	29,897,100
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB (g)	6.90%	11/15/33	8,750	6,879,600
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (c)	5.05%	08/01/29	1,320	1,363,402
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB (e)	5.50%	06/15/50	18,000	19,341,180
Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS-ACA) (a)(f)	6.20%	06/15/18	3,354	3,420,296
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (e)	5.50%	01/01/33	29,000	32,276,710

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Lombard Public Facilities Corp.; Series 2005 A-1, First Tier Conference Center & Hotel RB	6.38%	01/01/15	$270	$161,997
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	3,390	3,695,371
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (Acquired 09/14/06; Cost $1,800,000) (f)(j)	5.75%	12/30/25	1,800	929,628
Manhattan (Village of) Special Service Area No. 04-1 (Brookstone Springs); Series 2005, Special Tax RB	6.10%	03/01/35	4,266	4,359,425
Minooka (Village of) (Lakewood Trails Unit No. 2); Series 2004, Special Assessment Improvement RB	6.38%	03/01/34	5,288	5,347,913
Minooka (Village of) (Lakewood Trails); Series 2003, Special Assessment Improvement RB	6.63%	03/01/33	3,553	3,577,267
Minooka (Village of) (Prairie Ridge); Series 2003, Special Assessment Improvement RB	6.88%	03/01/33	2,611	2,637,867
Pingree Grove (Village of) (Cambridge Lakes Learning Center);
Series 2007, RB	6.00%	06/01/36	4,875	4,433,130
Series 2011, RB	8.50%	06/01/41	3,290	3,597,549
Pingree Grove (Village of) (Cambridge Lakes); Series 2006-1, Special Service Area No. 7 Special Tax RB	6.00%	03/01/36	8,354	8,474,966
Pingree Grove (Village of) Special Service Area No. 2 (Cambridge Lakes); Series 2005-2, Special Tax RB	6.00%	03/01/35	6,773	6,885,093
Plano (City of) Special Service Area No. 1 (Lakewood Springs); Series 2004 A, Special Tax RB	6.20%	03/01/34	3,962	4,014,576
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (j)	5.80%	03/01/37	5,615	1,896,747
Quad Cities Regional Economic Development Authority (Heritage Woods Moline Supportive Living Facility); Series 2006, MFH RB (c)	6.00%	12/01/41	1,270	1,170,889
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/28	17,050	19,994,705
Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (a)	8.00%	06/01/17	2,095	2,439,292
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/26	800	682,056
Series 2006, Senior Care Facilities RB	5.85%	12/01/36	3,000	2,440,890
Southwestern Illinois Development Authority (U.S. Steel Corp.) Series 2012, RB (c)	5.75%	08/01/42	5,500	5,423,990
St. Charles (City of) (Zylstra);
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/21	1,535	1,567,588
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/25	1,980	1,980,515
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/28	1,760	1,760,546
United City of Yorkville (City of) (Storm Water/Water Improvement);
Series 2007, Business District RB	6.00%	01/01/26	3,045	2,203,941
Series 2007, Business District RB	6.00%	01/01/27	285	205,824
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (g)	6.25%	03/01/35	5,408	2,866,186
United City of Yorkville (City of) Special Service Area No. 2005-108 (Autumn Creek); Series 2006, Special Tax RB (j)	6.00%	03/01/36	2,695	2,532,977
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	4,175	4,199,465
Upper Illinois River Valley Development Authority (Living Springs McHenry Supportive Living Facility); Series 2007, MFH RB (c)	6.10%	12/01/41	3,900	3,644,745
Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/30	2,000	2,112,280
Series 2010, RB	7.25%	11/15/40	3,200	3,374,720
Series 2010, RB	7.38%	11/15/45	1,700	1,791,545
Series 2012, RB	6.00%	05/15/42	6,505	6,168,041
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	3,708	3,711,300
Western Illinois Economic Development Authority (Carthage Memorial Hospital);
Series 2008 B, Hospital RB	7.00%	06/01/33	2,295	2,401,350
Series 2008 B, Hospital RB	7.05%	06/01/37	4,700	4,909,949
Wheeling (Village of) (N. Milwaukee/Lake-Cook TIF); Series 2005, Tax Increment Allocation RB	6.00%	01/01/25	8,030	8,047,345
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (c)	7.00%	12/01/42	2,970	3,033,647
				677,547,092

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–2.15%

Carmel (City of) (Barrington Carmel);
Series 2012 A, RB	7.00%	11/15/27	$1,550	$1,683,145
Series 2012 A, RB	7.00%	11/15/32	2,980	3,184,488
Series 2012 A, RB	7.13%	11/15/42	12,200	12,980,678
Series 2012 A, RB	7.13%	11/15/47	9,940	10,547,135
Series 2012 C-1, TEMPS-75sm RB	5.75%	11/15/19	2,000	2,001,440
Series 2012 C-2, TEMPS-65sm RB	5.25%	11/15/18	2,750	2,751,348
Crown Point (City of) (Wittenberg Village);
Series 2009 A, Economic Development RB	8.00%	11/15/29	3,100	3,514,656
Series 2009 A, Economic Development RB	8.00%	11/15/39	9,250	10,341,223
Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/23	1,040	1,040,010
Series 2009 A, Educational Facilities RB	8.00%	07/01/29	1,385	1,366,995
Series 2009 A, Educational Facilities RB	9.00%	07/01/39	3,575	3,692,260
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB (c)	5.25%	01/01/51	8,000	8,412,640
Series 2013, Private Activity RB MBTC (c)(e)	5.25%	01/01/51	16,000	16,825,280
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	7,045	7,171,880
Indiana (State of) Finance Authority (U.S. Steel Corp); Series 2011, Ref. Environmental RB	6.00%	12/01/19	8,000	8,619,520
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/33	5,500	5,593,610
North Manchester (Town of) Economic Development Authority (Peabody Retirement Community);
Series 2013, Ref. RB	5.13%	12/01/45	1,558	1,112,343
Series 2013, Ref. Sub. RB	1.00%	12/01/45	1,341	13
St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, Economic Development RB	6.00%	05/15/38	1,150	1,164,226
St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Increment Allocation CAB RB (d)	0.00%	12/30/14	125	120,131
Series 1997 B, Tax Increment Allocation CAB RB (d)	0.00%	12/30/15	125	111,253
Series 1997 B, Tax Increment Allocation CAB RB (d)	0.00%	12/30/16	125	103,031
Valparaiso (City of) (Pratt Paper, LLC);
Series 2013, Exempt Facilities RB (c)	6.75%	01/01/34	10,785	12,025,167
Series 2013, Exempt Facilities RB (c)	7.00%	01/01/44	11,000	12,294,150
Vigo (County of) Hospital Authority (Union Hospital, Inc.);
Series 2007, RB (f)	5.70%	09/01/37	8,000	7,991,040
Series 2007, RB (f)	5.75%	09/01/42	5,780	5,767,400
Series 2007, RB (f)	5.80%	09/01/47	5,645	5,645,056
				146,060,118

Iowa–3.31%

Altoona (City of);
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/28	1,250	1,353,638
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/39	5,000	5,330,350
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/43	5,500	5,848,755
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.25%	06/15/36	1,250	1,333,100
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	5,755	6,260,289
Des Moines (City of) (Luther Park Apartments, Inc.);
Series 2004, Senior Housing RB	6.00%	12/01/23	500	502,970
Series 2004, Senior Housing RB	6.25%	12/01/34	2,245	2,251,802
Series 2007 A, Ref. MFH RB (f)	5.30%	12/01/36	3,500	3,261,650
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	20,000	19,845,200
Iowa (State of) Finance Authority (Bethany Life Communities);
Series 2006 A, Ref. Senior Housing RB	5.45%	11/01/26	1,395	1,400,245
Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	3,795	3,800,465
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/19	10,000	10,449,400
Series 2013, Midwestern Disaster Area RB	5.25%	12/01/25	18,000	18,821,880
Series 2013, Midwestern Disaster Area RB	5.50%	12/01/22	27,195	28,348,612
Series 2013, Midwestern Disaster Area RB MBTC (e)	5.25%	12/01/25	7,800	8,156,148

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–(continued)

Iowa (State of) Finance Authority (Madrid Home);
Series 2007, Ref. Health Care Facility RB	5.75%	11/15/24	$1,000	$1,009,000
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/29	1,930	1,898,637
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	2,750	2,633,565
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, Asset-Backed RB	5.60%	06/01/34	27,450	25,208,982
Series 2005 C, Asset-Backed RB	5.50%	06/01/42	23,435	20,096,919
Series 2005 C, Asset-Backed RB	5.63%	06/01/46	25,380	21,893,549
Series 2005 D, Asset-Backed CAB RB (d)	0.00%	06/01/46	180,800	13,728,144
Jefferson (County of) Hospital; Series 2007 C, RB	5.95%	08/01/37	1,435	1,459,983
Marion (City of) (Village Place at Marion);
Series 2005 A, MFH RB	5.65%	09/01/25	155	144,347
Series 2005 A, MFH RB	6.00%	09/01/35	400	358,888
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	7,415	7,541,055
Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.00%	10/01/24	290	290,270
Series 2004, Health Care Facilities RB	6.15%	10/01/36	3,100	3,101,271
Series 2007 A, Ref. Health Care Facilities RB	5.30%	04/01/37	4,700	4,529,719
Series 2007 C, Health Care Facilities RB	6.00%	04/01/37	3,320	3,365,650
				224,224,483

Kansas–0.65%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.75%	11/15/38	1,900	2,146,430
Lenexa (City of) (Lakeview Village, Inc.);
Series 2009, Health Care Facilities RB	7.13%	05/15/29	500	557,750
Series 2009, Health Care Facilities RB	7.25%	05/15/39	1,500	1,660,410
Olathe (City of) (Aberdeen Village, Inc.);
Series 2005, Ref. Senior Living Facility RB	6.13%	05/15/30	1,000	1,012,340
Series 2005 A, Ref. Senior Living Facility RB	5.60%	05/15/28	1,500	1,500,045
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	2,500	2,532,600
Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/17	500	402,860
Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/22	3,315	2,418,558
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/26	2,835	1,920,004
Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	1,485	1,487,198
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/24	920	924,765
Roeland Park (City of) (TDD No. 1);
Series 2005, Transportation Development District Sales Tax RB	5.75%	12/01/25	445	345,347
Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/25	865	678,973
Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB	5.88%	12/01/25	1,000	601,280
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/43	5,000	5,353,150
Wichita (City of) (Presbyterian Manors, Inc.);
Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	5,000	5,297,000
Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/48	14,000	14,922,460
				43,761,170

Kentucky–0.61%

Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II);
Series 2011, RB	7.00%	05/15/30	2,500	2,826,775
Series 2011, RB	7.25%	05/15/41	3,050	3,437,594
Series 2011, RB	7.38%	05/15/46	1,000	1,132,710
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS-NATL) (a)(d)	0.00%	10/01/26	13,930	8,471,530
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	8,000	8,985,360

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, First Tier Toll Conv. CAB RB (b)	6.88%	07/01/46	$8,000	$5,113,440
Series 2013 C, First Tier Toll Conv. CAB RB (b)	6.60%	07/01/39	10,000	6,455,300
Series 2013 C, First Tier Toll Conv. CAB RB (b)	6.75%	07/01/43	5,000	3,208,150
Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/39	1,820	1,982,180
				41,613,039

Louisiana–1.03%

Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee) (a)	6.50%	12/01/18	3,890	4,015,491
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (g)	5.25%	07/01/17	14,685	5,436,387
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Eunice Student Housing Foundation); Series 2002, RB	7.38%	09/01/33	2,865	2,519,051
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2009 A, RB	6.50%	08/01/29	4,250	4,933,825
Series 2010 A-1, RB	6.50%	11/01/35	9,245	10,757,667
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/41	3,000	3,281,610
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (f)	6.38%	12/01/34	29,250	31,868,168
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98; Cost $1,445,558) (f)	5.75%	10/30/18	1,446	1,457,513
New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB (INS-AGC) (a)	6.00%	01/01/23	3,000	3,465,600
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 1998, Ref. RB	5.70%	11/15/28	2,210	2,210,641
				69,945,953

Maine–0.28%

Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	6.75%	07/01/36	3,175	3,518,916
Series 2011, RB	6.75%	07/01/41	11,505	12,657,341
Series 2011, RB	7.50%	07/01/32	2,500	2,909,425
				19,085,682

Maryland–1.66%

Anne Arundel (County of) (National Business Park-North);
Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/25	1,000	1,068,410
Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/40	3,250	3,473,925
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	15,605	16,905,833
Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation Tax Allocation RB	7.00%	07/01/33	961	964,421
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/36	19,800	19,934,442
Frederick (County of) (Jefferson Technology Park);
Series 2013 A, Special Tax RB	7.25%	07/01/43	3,640	3,898,986
Series 2013 B, Tax Increment & Special Tax RB	7.13%	07/01/43	5,290	5,796,782
Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/40	8,885	8,973,583
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	6,000	6,707,760
Howard (County of) (Annapolis Junction Town Center);
Series 2014, Special Obligation Tax Allocation Bonds	5.80%	02/15/34	720	764,244
Series 2014, Special Obligation Tax Allocation Bonds	6.10%	02/15/44	1,420	1,507,429
Howard (County of) (Vantage House Facility); Series 2007 B, Ref. Retirement Community RB	5.25%	04/01/37	620	567,207
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/36	1,500	1,683,795

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community);
Series 2007 A, RB	5.25%	01/01/27	$4,475	$4,563,560
Series 2007 A, RB	5.30%	01/01/37	3,050	3,077,542
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	6.00%	01/01/43	16,105	16,723,271
Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB (h)(i)	6.00%	05/01/15	1,500	1,577,265
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC);
Series 1999, Air Cargo RB (c)	6.50%	07/01/24	5,525	5,121,123
Series 2003, Ref. Air Cargo RB (c)	7.34%	07/01/24	1,090	1,073,105
Maryland Economic Development Corp. (Chesapeake Bay); Series 2006 B, Sr. Lien RB	5.25%	12/01/31	1,500	749,520
Montgomery (County of) (West Germantown Development District); Series 2004 B, Special Obligation Limited Tax GO Bonds	6.70%	07/01/27	1,200	1,202,520
Salisbury (City of) (Villages at Aydelotte Farm); Series 2007, Special Obligation Tax Allocation RB (g)	5.25%	01/01/37	4,000	1,455,320
Westminster (City of) (Carroll Lutheran Village);
Series 2004 A, Economic Development RB	6.00%	05/01/24	2,000	2,001,780
Series 2004 A, Economic Development RB	6.25%	05/01/34	2,500	2,501,200
				112,293,023

Massachusetts–2.37%

Massachusetts (State of) Development Finance Agency (Alliance); Series 1999 A, Health Care Facility RB	7.10%	07/01/32	6,740	6,742,494
Massachusetts (State of) Development Finance Agency (Covanta Energy); Series 2012, Ref. Resource Recovery RB (c)	5.25%	11/01/42	21,875	22,246,656
Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/34	5,360	5,392,267
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/24	250	250,957
Series 2005, RB	5.50%	01/01/35	500	501,130
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.);
Series 1998, First Mortgage RB	6.50%	10/01/15	235	235,254
Series 1998, First Mortgage RB	6.75%	10/01/28	4,000	4,000,000
Massachusetts (State of) Development Finance Agency (Hampshire College); Series 2004, RB (h)(i)	5.70%	10/01/14	1,500	1,508,145
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (e)	5.50%	11/15/36	23,660	27,736,381
Massachusetts (State of) Development Finance Agency (Hillcrest Educational Centers Inc.); Series 1999, RB	6.38%	07/01/29	5,425	5,428,472
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/17	732	726,264
Series 2011 A-1, RB	6.25%	11/15/39	705	593,107
Series 2011 A-1, RB	6.25%	11/15/46	975	799,259
Series 2011 A-2, RB	5.50%	11/15/46	89	64,589
Series 2011 B, CAB RB (d)	0.00%	11/15/56	911	4,099
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (e)	5.50%	07/01/32	5,015	6,810,069
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB (g)	5.85%	01/15/18	5,565	15,026
Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB	6.85%	04/15/23	745	837,305
Series 2009 A, RB	6.90%	04/15/25	895	1,002,096
Series 2009 A, RB	8.00%	04/15/31	1,000	1,173,400
Series 2009 A, RB	8.00%	04/15/39	4,850	5,668,195
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/36	1,000	1,179,990
Series 2011 I, RB	6.88%	01/01/41	4,610	5,440,676
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/30	2,545	2,545,636
Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 C, Special Facilities Floating Rate RB (INS-AMBAC) (a)(c)(m)	0.21%	01/01/31	10,000	8,200,000
Massachusetts (State of) Port Authority (Delta Airlines Inc.); Series 2001 A, RB (INS-AMBAC)(a)(c)	5.00%	01/01/27	10,105	10,097,118

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (a)(e)	5.50%	08/01/30	$32,040	$41,831,424
				161,030,009

Michigan–1.32%

Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	5,500	5,683,975
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/43	7,700	7,887,880
Detroit (City of) Water and Sewerage Department;
Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.00%	07/01/32	12,725	12,612,384
Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.25%	07/01/39	6,620	6,596,830
Detroit Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/25	1,260	1,039,261
Series 2005, Public School Academy RB	5.75%	11/01/30	1,000	776,500
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/30	1,590	1,053,359
Kentwood Economic Development Corp. (Holland Home);
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/32	3,500	3,602,165
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/41	4,160	4,227,184
Michigan (State of) Finance Authority (Public School Academy - Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	5.75%	02/01/33	4,750	4,791,420
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (c)	7.50%	01/01/21	2,470	2,469,975
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group); Series 2014 D, Ref. Hospital RB	5.00%	09/01/39	22,820	24,570,066
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/47	4,000	4,063,360
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/33	3,100	3,040,604
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/43	4,000	4,150,200
Wenonah Park Properties, Inc. (Bay City Hotel);
Series 2002, RB (k)	3.75%	04/01/33	11,620	2,200,944
Series 2002, RB (k)	3.94%	04/01/22	3,485	660,094
				89,426,201

Minnesota–2.94%

Albertville (City of) (Group for Affordable Housing); Series 2007, Ref. MFH RB	5.55%	09/01/42	3,320	3,324,582
Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/46	4,070	4,292,792
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/30	500	534,565
Series 2010 A, RB	6.88%	05/01/40	1,000	1,068,090
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/40	2,500	2,618,825
Baytown (Township of) (St. Croix Preparatory Academy);
Series 2008 A, Lease RB	6.75%	08/01/28	1,000	1,046,060
Series 2008 A, Lease RB	7.00%	08/01/38	700	733,642
Becker (City of) (Shepherd of Grace);
Series 2006, Senior Housing RB	5.88%	05/01/29	1,000	1,000,350
Series 2006, Senior Housing RB	6.00%	05/01/41	1,000	1,000,160
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, Recovery Zone Facility RB	6.25%	12/01/16	1,500	1,504,800
Series 2010, Recovery Zone Facility RB	6.75%	12/01/18	1,755	1,771,883
Series 2010, Recovery Zone Facility RB	8.00%	12/01/25	1,625	1,708,736
Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	8,000	8,607,440
Brooklyn Park (City of) (Prairie Seeds Academy);
Series 2009 A, Lease RB	8.38%	03/01/23	100	108,386
Series 2009 A, Lease RB	9.00%	03/01/29	2,620	2,882,603
Series 2009 A, Lease RB	9.25%	03/01/39	8,000	8,891,120
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	2,000	2,004,200
Cold Spring (City of) (Assumption Home, Inc.);
Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/25	10	10,061
Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/35	10	10,056
Series 2008, Health Care Facilities RB	7.50%	03/01/38	1,000	1,056,070

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	$5,000	$4,152,650
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	18,000	18,646,560
Lake Crystal (City of) (Ecumen-Second Century); Series 2006 A, Ref. Housing RB	5.70%	09/01/36	2,000	2,005,700
Maplewood (City of) (Ecumen Headquarters & The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/40	1,045	1,106,885
Minneapolis (City of) (Ivy Tower); Series 2005, Tax Increment Allocation RB	5.70%	02/01/29	1,000	952,460
Minneapolis (City of) (Providence);
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	4,000	4,045,560
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.75%	10/01/37	4,345	4,374,285
Minneapolis (City of) (Riverton Community Housing); Series 2006 A, Ref. Student Housing RB	5.60%	08/01/26	1,400	1,400,364
Moorhead (City of) (Sheyenne Crossing); Series 2006, Sr. Housing RB	5.65%	04/01/41	5,000	5,044,950
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program);
Series 2005 A, Ref. Governmental Housing RB	5.35%	07/01/15	70	71,114
Series 2005 A, Ref. Governmental Housing RB	6.20%	07/01/30	2,000	2,009,640
Series 2005 A, Ref. Governmental Housing RB	6.25%	07/01/40	5,000	5,018,850
Series 2006, Ref. Governmental Housing RB	5.25%	07/01/26	850	836,528
Series 2006, Ref. Governmental Housing RB	5.45%	07/01/41	2,340	2,243,452
Oak Park Heights (City of) (Oakgreen Commons);
Series 2010, Housing RB	6.75%	08/01/31	1,500	1,630,695
Series 2010, Housing RB	7.00%	08/01/45	3,000	3,247,080
Orono (City of) (Orono Woods Apartments); Series 2006 A, Ref. Senior Housing RB	5.40%	11/01/41	4,700	3,439,225
Oronoco (City of) (Wedum Shorewood Campus); Series 2006, Ref. MFH RB	5.40%	06/01/41	7,500	7,536,525
Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB	6.35%	03/01/35	2,000	2,157,680
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/48	6,000	6,516,480
Rochester (City of) (Samaritan Bethany, Inc.);
Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	2,000	2,234,700
Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/36	1,555	1,745,441
Sartell (City of) (Country Manor Campus LLC);
Series 2010 A, Health Care Facilities RB	6.25%	09/01/36	925	959,789
Series 2013, Health Care & Housing Facilities RB	5.38%	09/01/43	5,000	5,045,800
Sauk Rapids (City of) (Good Shepherd Lutheran Home); Series 2009, Health Care & Housing Facilities RB (h)(i)	7.50%	01/01/16	7,000	7,758,310
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/20	705	745,016
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/29	915	960,192
St. Paul (City of) Housing & Redevelopment Authority (HealthEast); Series 2005, Hospital RB	6.00%	11/15/30	3,360	3,454,685
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/26	700	710,024
Series 2006 A, Lease RB	6.00%	09/01/36	3,390	3,437,629
Series 2012 A, Charter School Lease RB	5.50%	09/01/43	5,000	5,029,200
St. Paul (City of) Housing & Redevelopment Authority (Hope Community Academy);
Series 2004 A, Lease RB	6.75%	12/01/33	2,415	2,440,551
Series 2005 A, Lease RB	6.25%	12/01/33	2,185	2,188,452
St. Paul (City of) Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. MFH RB	5.38%	05/01/43	5,000	5,004,950
St. Paul (City of) Housing & Redevelopment Authority (Model Cities Health Center); Series 2001 A, Health Care RB	7.25%	11/01/26	3,950	3,519,884
St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	4,390	4,424,505
St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy);
Series 2011 A, Charter School Lease RB	6.38%	09/01/31	1,000	1,074,200
Series 2011 A, Charter School Lease RB	6.63%	09/01/42	1,500	1,626,915
St. Paul (Port of) (HealthEast Midway Campus-03);
Series 2005 A, Lease RB	5.75%	05/01/25	1,700	1,739,440
Series 2005 A, Lease RB	5.88%	05/01/30	1,250	1,276,588
Series 2005 B, Lease RB	6.00%	05/01/30	1,700	1,738,216

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)
Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB (g)	6.38%	12/01/24	$1,900	$1,639,719
Series 2004 A, Lease RB (g)	6.60%	12/01/34	5,275	4,236,563
Washington (County of) Housing & Redevelopment Authority (Birchwood & Woodbury); Series 2007 A, Health Care & Housing RB	5.00%	12/01/14	180	182,299
Wayzata (City of) (Folkestone Senior Living Community);
Series 2012 A, Senior Housing RB	5.75%	11/01/39	3,000	3,240,270
Series 2012 A, Senior Housing RB	6.00%	05/01/47	7,500	8,169,675
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/46	1,530	1,607,586
Winsted (City of) (St. Mary’s Care Center);
Series 2010 A, Health Care RB	6.25%	09/01/30	500	507,785
Series 2010 A, Health Care RB	6.88%	09/01/42	2,000	2,039,840
				199,349,328

Mississippi–0.15%

Mississippi Business Finance Corp.; Series 2004, Air Cargo RB (c)	7.25%	07/01/34	1,560	749,393
Mississippi Home Corp. (Grove Apartments); Series 2007-1, RB (c)(g)	3.13%	04/01/37	5,600	4,204,480
Mississippi Home Corp. (Kirkwood Apartments); Series 2007, RB (c)(k)	3.40%	11/01/37	7,000	4,906,860
				9,860,733

Missouri–2.24%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/22	1,750	1,753,745
Series 2002, RB	7.20%	05/01/33	5,250	5,256,720
Arnold (City of) (Arnold Triangle Redevelopment Project);
Series 2009 A, Real Property Tax Increment Allocation RB	7.75%	05/01/28	765	852,202
Series 2009 B, Sales Tax Increment Allocation RB	6.50%	05/01/20	2,830	2,904,089
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/38	2,000	2,139,880
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/22	3,600	3,074,580
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/21	865	860,692
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB (c)(g)	6.00%	07/01/37	28,600	4,081,792
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.00%	04/01/15	500	387,555
Series 2007 A, Special Assessment RB	5.50%	04/01/22	2,440	1,430,718
Series 2007 A, Special Assessment RB	5.50%	04/01/27	5,055	2,790,512
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB	6.38%	05/01/35	3,400	3,546,574
Cass (County of);
Series 2007, Hospital RB	5.00%	05/01/16	1,000	1,051,940
Series 2007, Hospital RB	5.63%	05/01/38	2,890	2,935,807
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/21	1,000	967,360
Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB (k)	3.75%	05/01/36	3,190	1,250,608
Ellisville (City of) Industrial Development Authority (Gambrill Gardens Phase I); Series 2003 A, IDR	6.75%	04/01/33	2,390	2,391,219
Ellisville (City of) Industrial Development Authority (Gambrill Gardens); Series 1999, Ref. & Improvement RB	6.20%	06/01/29	2,755	2,755,551
Ferguson (City of) (Crossing at Halls Ferry); Series 2005, Ref. Tax Increment Allocation RB	5.00%	04/01/17	1,015	1,016,908
Good Shepherd Nursing Home District; Series 1998, Ref. Nursing Home Facilities RB	5.90%	08/15/23	2,695	2,696,051
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB (k)	2.00%	12/01/28	1,250	307,938
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital);
Series 2009, Health Facilities RB	6.45%	09/01/29	1,000	1,087,310
Series 2009, Health Facilities RB	6.75%	09/01/34	1,250	1,361,863
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	1,260	1,304,201

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	6.50%	06/01/25	$3,000	$3,052,230
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments);
Series 2002 A, MFH RB (c)	6.95%	04/15/15	68	68,582
Series 2002 B, MFH RB (c)	5.25%	10/15/38	2,255	1,765,845
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB (c)	6.45%	05/01/40	2,166	2,150,751
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments);
Series 2000 B, MFH RB (c)	7.55%	06/15/22	845	845,828
Series 2000 B, MFH RB (c)	7.55%	06/15/35	3,430	3,432,744
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/29	7,000	8,136,870
Series 2010 A, Retirement Community RB	8.25%	05/15/39	3,500	4,025,385
Series 2010 A, Retirement Community RB	8.25%	05/15/45	15,250	17,497,240
Series 2010 A, Retirement Community RB MBTC (e)	8.25%	05/15/45	6,750	7,744,680
Manchester (City of) (Highway 141/Manchester Road);
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	730	771,931
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/39	1,500	1,592,895
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/26	1,350	1,354,118
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB (e)	5.00%	11/15/41	6,210	6,926,758
Series 2011 B, RB (e)	5.00%	11/15/37	10,500	11,815,545
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB	6.85%	04/01/29	3,100	3,200,843
Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities RB	6.50%	01/01/33	2,000	2,008,640
St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/32	6,750	6,759,517
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/27	750	750,083
Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/27	1,000	1,003,410
St. Louis (County of) Industrial Development Authority (Friendship Village Chesterfield); Series 2012, Senior Living Facilities RB	5.00%	09/01/42	3,000	3,019,950
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/25	3,490	3,671,026
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	3,770	3,852,751
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	8,030	8,132,704
				151,786,141

Nebraska–0.59%

Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/42	21,715	22,683,489
Series 2012, Gas RB	5.25%	09/01/37	5,000	5,333,900
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center);
Series 2010 B, Health Care Facilities RB	6.50%	06/01/30	5,000	5,426,550
Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	6,000	6,488,700
				39,932,639

Nevada–0.35%

Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/27	4,435	4,438,370
Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	2,235	1,834,778
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	10,300	11,906,079
Mesquite (City of) (Special Improvement District No. 07-01 -Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	6.15%	08/01/37	2,420	2,438,586
Sparks (City of) (Local Improvement District No. 3 - Legends at Sparks Marina);
Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/20	710	778,132
Series 2008, Special Assessment Limited Obligation Improvement RB	6.75%	09/01/27	2,000	2,107,360
				23,503,305

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–0.19%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	$9,235	$9,842,940
New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB	6.63%	07/01/31	620	683,445
Series 2011 A, RB	6.88%	07/01/41	2,125	2,347,827
				12,874,212

New Jersey–4.65%

Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	1,500	1,470,180
New Jersey (State of) Economic Development Authority (Arbor); Series 1998 A, Sr. Mortgage RB	6.00%	05/15/28	6,695	4,629,258
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB (c)	5.25%	09/15/29	20,300	21,029,582
Series 2000 B, Special Facility RB (c)	5.63%	11/15/30	10,000	10,686,400
Series 2003, Special Facility RB (c)	5.50%	06/01/33	16,480	17,376,182
Series 2012, RB (c)	5.75%	09/15/27	33,500	35,441,995
New Jersey (State of) Economic Development Authority (Cranes Mill);
Series 2008, First Mortgage RB	5.88%	07/01/28	500	524,235
Series 2008, First Mortgage RB	6.00%	07/01/38	1,500	1,560,915
New Jersey (State of) Economic Development Authority (Lions Gate);
Series 2005 A, First Mortgage RB	5.75%	01/01/25	1,630	1,636,895
Series 2005 A, First Mortgage RB	5.88%	01/01/37	2,590	2,593,056
New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center);
Series 2006, First Mortgage RB	5.30%	11/01/26	2,850	2,534,647
Series 2006, First Mortgage RB	5.38%	11/01/36	1,725	1,386,935
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB (c)	5.38%	01/01/43	26,855	28,794,737
Series 2013, Private Activity RB (c)	5.63%	01/01/52	26,895	29,185,109
New Jersey (State of) Economic Development Authority (United Methodist Homes);
Series 1999, RB	5.75%	07/01/29	7,000	7,002,100
Series 2003 A-1, RB (h)(i)	6.13%	07/01/14	3,450	3,536,560
New Jersey (State of) Economic Development Authority (Winchester Gardens at Ward Homestead); Series 2004 A, Ref. First Mortgage RB	5.80%	11/01/31	2,000	2,009,160
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	10,000	10,831,100
Tobacco Settlement Financing Corp.;
Series 2007 1-A, RB	4.75%	06/01/34	31,075	24,479,953
Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	2,000	2,002,220
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	39,790	35,565,098
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	56,625	49,002,709
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	27,900	22,044,069
				315,323,095

New Mexico–0.74%

Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/22	1,050	1,051,565
Cabezon Public Improvement District;
Series 2005, Special Levy Tax RB	6.00%	09/01/24	1,505	1,562,039
Series 2005, Special Levy Tax RB	6.30%	09/01/34	1,495	1,538,624
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	5,000	5,530,600
New Mexico (State of) Eastern Regional Housing Authority (Wildewood Apartments); Series 2000 A, MFH RB	7.50%	12/01/30	1,990	1,992,866
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. & Improvement RB	5.50%	07/01/42	14,500	12,928,200
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group);
Series 2013, First Mortgage RB	5.00%	07/01/32	2,500	2,494,000
Series 2013, First Mortgage RB	5.00%	07/01/42	4,000	3,919,960
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	8,000	8,559,840
New Mexico (State of) Income Housing Authority (Brentwood Gardens Apartments); Series 2001 A, MFH RB (c)	6.85%	12/01/31	4,165	4,246,051

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–(continued)

RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (CEP-GNMA)	7.13%	12/15/27	$2,265	$2,265,747
San Juan (County of) (Apple Ridge Apartments); Series 2002 A, MFH RB (c)	7.25%	12/01/31	2,910	2,911,804
Ventana West Public Improvement District; Series 2004, Special Levy Tax RB	6.88%	08/01/33	1,500	1,503,180
				50,504,476

New York–4.11%

Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/36	2,095	2,126,781
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (d)	0.00%	07/15/34	14,345	5,125,325
Series 2009, PILOT CAB RB (d)	0.00%	07/15/44	25,805	5,244,092
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,700	1,678,070
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.);
Series 2006 A, RB	6.00%	11/15/26	10,900	11,183,073
Series 2006 A, RB	6.00%	11/15/36	3,530	3,581,679
Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing, Inc./Meadowview); Series 1999, Civic Facility RB	6.20%	06/01/29	1,000	1,000,470
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	3,750	1,968,713
Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	29,700	15,592,203
Series 2007 C, Continuing Care Retirement Community RB (d)(f)	0.00%	01/01/28	17,595	8,919,906
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	8,500	9,490,675
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB (c)(e)	5.00%	10/15/27	15,400	17,473,302
One Hundred Sixty-Ninth Series 2011, Consolidated RB (c)(e)	5.00%	10/15/28	10,760	12,133,837
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/37	5,850	6,526,962
New York (City of) Industrial Development Agency (Queens Baseball Stadium);
Series 2006, PILOT RB (INS-AMBAC) (a)	5.00%	01/01/36	3,590	3,664,852
Series 2006, PILOT RB (INS-AMBAC) (a)	5.00%	01/01/39	5,180	5,276,555
New York (City of) Industrial Development Agency (Visy Paper Inc.); Series 1995, RB (c)	7.95%	01/01/28	7,500	7,514,700
New York (City of) Municipal Water Finance Authority; Series 2013 BB, Water & Sewer System RB (e)	5.00%	06/15/47	16,470	17,956,253
New York (City of) Transitional Finance Authority;
Series 2013 I, Sub. Future Tax Sec. RB (e)	5.00%	05/01/42	25,775	28,516,687
Subseries 2012 F-1, Future Tax Sec. RB (e)	5.00%	05/01/39	14,000	15,487,080
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB (e)	5.00%	03/15/31	15,000	17,123,100
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB (n)	12.39%	04/01/20	2,500	2,507,650
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $2,121,407)(f)(g)	6.13%	02/15/19	2,500	25
New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB (e)	5.00%	06/15/34	20,000	22,638,800
Niagara Area Development Corp. (Covanta Energy); Series 2012, Ref. Solid Waste Disposal Facilities RB (c)	5.25%	11/01/42	15,475	15,737,920
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (f)	5.50%	01/01/37	2,500	2,424,450
Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB (c)	6.38%	01/01/39	7,440	7,389,259
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.);
Series 2001 A, First Mortgage RB	7.38%	03/01/21	1,315	1,314,790
Series 2001 A, First Mortgage RB	7.38%	03/01/31	3,825	3,764,871
TSASC, Inc.;
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.00%	06/01/34	5,040	4,378,147
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	19,085	15,934,257

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Westchester County Healthcare Corp. Series 2014 A, Sr. Lien RB	5.00%	11/01/44	$4,824	$5,106,082
				278,780,566

North Carolina–0.43%

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital);
Series 2008, RB (INS-AGM) (a)(e)	5.25%	10/01/28	5,016	5,593,392
Series 2008, RB (INS-AGM) (a)(e)	5.25%	10/01/36	7,835	8,675,069
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/35	3,750	3,940,575
North Carolina (State of) Medical Care Commission (Galloway Ridge);
Series 2010 A, First Mortgage Retirement Facilities RB	5.88%	01/01/31	865	894,747
Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/39	1,520	1,565,600
North Carolina (State of) Medical Care Commission (Lutheran Services);
Series 2012, Ref. First Mortgage Health Care Facilities RB	5.00%	03/01/37	1,000	1,008,880
Series 2012, Ref. First Mortgage Health Care Facilities RB	5.00%	03/01/42	1,000	1,005,670
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	3,000	3,025,590
North Carolina (State of) Medical Care Commission (The Presbyterian Homes Obligated Group); Series 2006, First Mortgage Health Care Facilities RB	5.60%	10/01/36	1,000	1,004,910
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/31	2,000	2,262,160
				28,976,593

North Dakota–0.10%

Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.13%	12/01/21	1,315	1,341,760
Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	3,255	3,266,523
Traill (County of) (Hillsboro Medical Center);
Series 2007, Health Care RB	5.25%	05/01/20	500	523,125
Series 2007, Health Care RB	5.50%	05/01/26	1,520	1,552,330
				6,683,738

Ohio–3.96%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.50%	09/01/36	15,955	7,658,240
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed RB	5.13%	06/01/24	22,890	19,839,450
Series 2007 A-2, Sr. Asset-Backed RB	5.88%	06/01/30	4,000	3,367,280
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	3,795	3,123,702
Series 2007 A-3, Sr. Asset-Backed Turbo RB	6.25%	06/01/37	14,025	12,062,762
Series 2007 B, First Sub. Asset-Backed CAB RB (d)	0.00%	06/01/47	431,000	26,433,230
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/22	2,000	2,111,400
Series 2007 A, Health Care RB	6.00%	11/01/27	2,000	2,083,720
Series 2007 A, Health Care RB	6.00%	11/01/38	2,550	2,615,433
Cleveland (City of) & Cuyahoga (County of) Port Authority (St. Clarence-Governmental & Educational Assistance Corp., LLC); Series 2006 A, Senior Housing RB	6.25%	05/01/38	2,195	2,135,186
Cleveland (City of) (Continental Airlines, Inc.); Series 1998, Airport Special RB (c)	5.38%	09/15/27	4,190	4,190,084
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.75%	01/01/44	14,900	15,359,665
Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	2,355	2,402,312
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	6,000	6,082,320
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/42	3,645	3,689,068
Cuyahoga (County of) (Franciscan Community Inc.); Series 2004 C, Health Care Facilities RB	6.25%	05/15/32	3,500	3,503,010
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/47	7,750	6,595,870
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/42	29,255	32,288,158
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	7,200	7,861,248

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Hamilton (County of) (Life Enriching Communities);
Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	$6,870	$7,016,606
Series 2012, Health Care RB	5.00%	01/01/32	2,250	2,368,598
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	5,850	6,743,412
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	7,000	7,472,990
Montgomery (County of) (St. Leonard);
Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	2,000	2,169,100
Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/40	6,500	7,082,400
Muskingum (County of) (Genesis Healthcare System);
Series 2013, Hospital Facilities RB	5.00%	02/15/44	18,960	18,670,102
Series 2013, Hospital Facilities RB	5.00%	02/15/48	2,535	2,488,077
Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Allocation Financing RB	5.25%	12/01/15	480	499,066
Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/20	1,300	1,365,338
Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	7,340	7,620,388
Ohio (State of) (USG Corp.);
Series 1997, Solid Waste Disposal RB (c)	5.60%	08/01/32	14,765	14,786,705
Series 1998, Solid Waste Disposal RB (c)	5.65%	03/01/33	13,000	13,019,110
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (h)(i)	6.75%	01/15/15	6,000	6,248,220
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	7,630	7,668,760
				268,621,010

Oklahoma–1.49%

Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/37	3,405	3,300,569
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	1,595	1,561,680
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 B, Sales Tax RB	5.75%	03/01/29	295	304,464
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center);
Series 2007, Hospital RB	5.00%	12/01/27	3,500	3,389,820
Series 2007, Hospital RB	5.13%	12/01/36	8,630	7,951,337
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/27	2,430	2,542,217
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/32	9,935	10,332,797
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/37	8,500	8,640,505
Tulsa (City of) Municipal Airport Trust;
Series 2001 B, Ref. RB (c)	5.50%	12/01/35	15,000	15,538,350
Series 2001 C, Ref. RB (c)	5.50%	12/01/35	38,250	39,622,793
Tulsa (County of) Industrial Authority (Montereau, Inc.);
Series 2010 A, Senior Living Community RB	7.25%	11/01/40	5,350	5,870,983
Series 2010 A, Senior Living Community RB	7.25%	11/01/45	2,100	2,300,046
				101,355,561

Oregon–0.34%

Douglas (County of) Hospital Facility Authority (Forest Glen); Series 1997 A, Elderly Housing RB (g)	7.50%	09/01/27	1,600	878,224
Gilliam (County of) (Waste Management); Series 2002, Solid Waste Disposal RB (c)	5.25%	07/01/29	7,845	8,242,741
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (St. Anthony Village Housing); Series 1998 A, RB (c)	7.25%	06/01/28	6,840	6,844,104
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/32	250	260,775
Series 2012, Ref. RB	6.00%	05/15/42	1,990	2,100,584
Series 2012, Ref. RB	6.00%	05/15/47	3,250	3,423,355
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (f)	6.38%	11/01/33	1,000	1,091,750
				22,841,533

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–2.70%

Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	$1,220	$1,290,150
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	1,225	1,320,856
Allegheny (County of) Industrial Development Authority (Propel Schools-Homestead); Series 2004 A, Charter School RB	7.00%	12/15/15	230	233,011
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB(c)	6.13%	11/01/34	4,535	4,454,458
Butler (County of) Hospital Authority (Butler Health System);
Series 2009 B, RB	7.13%	07/01/29	2,145	2,546,072
Series 2009 B, RB	7.25%	07/01/39	1,590	1,855,053
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	260	269,836
Series 2006, Ref. First Mortgage RB	5.38%	12/01/16	500	527,900
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	935	965,836
Chester (County of) Industrial Development Authority (Avon Grove Charter School);
Series 2007 A, RB	6.25%	12/15/27	1,000	1,038,770
Series 2007 A, RB	6.38%	12/15/37	1,500	1,552,140
Chester (County of) Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/32	2,320	2,266,408
Series 2012 A, Ref. RB	5.38%	10/15/42	4,230	4,092,313
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.13%	01/01/45	8,000	8,340,560
Series 2012, Ref. RB	5.25%	01/01/32	1,265	1,281,116
Series 2012, Ref. RB	5.25%	01/01/41	3,000	2,959,650
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	9,080	9,233,634
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	1,000	1,049,860
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	4,225	4,226,183
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center);
Series 2006, Hospital RB	5.88%	07/01/31	4,000	4,050,760
Series 2006, Hospital RB	5.90%	07/01/40	4,300	4,337,367
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB (j)	6.00%	09/01/36	8,500	4,373,845
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	4,430	4,184,711
Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group);
Series 1998, RB (g)	6.00%	11/01/18	2,750	1,375,000
Series 1998, RB (g)	6.00%	11/01/23	9,085	4,542,500
Series 1999, RB (g)	6.20%	11/01/14	2,280	1,140,000
Montgomery (County of) Higher Education & Health Authority (AHF/Montgomery Inc.); Series 2006, Ref. & Improvement RB	6.88%	04/01/36	7,760	8,171,513
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/35	6,000	6,866,100
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care);
Series 2005, Mortgage RB	6.13%	02/01/28	1,875	1,900,444
Series 2005, Mortgage RB	6.25%	02/01/35	8,755	8,863,474
Northeastern Pennsylvania Hospital & Education Authority (Oakwood Terrace);
Series 1999, Health Care RB	7.13%	10/01/29	3,065	3,067,912
Series 2005, Health Care RB (Acquired 12/27/05; Cost $1,465,000) (f)	6.50%	10/01/32	1,465	1,485,818
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds (e)	5.00%	06/15/34	15,450	17,800,563
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB (c)	6.00%	06/01/31	15,000	15,022,050
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania); Series 2000 A, Student Housing RB	6.75%	09/01/32	2,285	2,291,352
Pennsylvania (State of) Turnpike Commission; Subseries 2013 B-2, Sub. Turnpike Conv. CAB RB (b)	6.00%	12/01/37	7,000	3,755,010
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Comprehensive Human Services, Inc.); Series 2002 A, RB	7.25%	01/01/21	3,670	3,714,260
Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, RB	6.88%	04/01/34	35	35,226
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/43	5,500	5,759,215

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/40	$1,000	$1,043,960
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	4,070	4,037,969
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	500	543,200
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	1,500	1,591,965
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School);
Series 2013, RB (f)	6.50%	06/15/33	2,000	2,040,040
Series 2013, RB (f)	6.75%	06/15/43	8,000	8,166,960
Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development RB (c)	7.75%	12/01/17	8,550	8,593,434
Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB (c)	6.50%	01/01/38	4,300	4,682,614
				182,941,068

Puerto Rico–1.54%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, Sr. Lien RB	5.00%	07/01/14	12,050	12,034,215
Series 2008 A, Sr. Lien RB	6.00%	07/01/44	16,800	13,390,104
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	25,295	18,723,865
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 UU, Ref. Floating Rate Power RB (m)	1.27%	07/01/17	13,320	9,073,864
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2003 AA-2, Ref. Highway RB	5.30%	07/01/35	5,000	3,874,100
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB (h)(i)	5.25%	07/01/14	75	75,317
Puerto Rico Sales Tax Financing Corp.;
First Sr. Series 2009 C, RB	5.75%	08/01/57	24,795	23,223,741
Series 2007, RB	5.25%	08/01/57	9,500	8,291,030
Series 2007 A, CAB RB (d)	0.00%	08/01/56	100,000	5,961,000
Series 2011 C, CAB RB (d)	0.00%	08/01/38	24,245	4,417,681
Series 2011 C, RB	5.25%	08/01/40	6,000	5,372,820
				104,437,737

Rhode Island–0.28%

Rhode Island Economic Development Corp. (Providence Place); Series 2000, Sub. Obligation RB	7.25%	07/01/20	2,940	2,939,706
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB	7.00%	05/15/39	2,500	2,797,300
Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.25%	05/15/30	2,000	2,267,800
Tobacco Settlement Financing Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	11,250	11,249,887
				19,254,693

South Carolina–0.35%

Laurens County School District No. 055; Series 2005, Installment Purchase RB	5.25%	12/01/30	3,080	3,183,611
Myrtle Beach (City of) (Myrtle Beach Air Force Base);
Series 2006 A, Tax Increment Allocation RB	5.25%	10/01/26	835	813,866
Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	1,250	1,227,962
South Carolina (State of) Jobs-Economic Development Authority (Episcopal Home at Still Hopes); Series 2004 B, Residential Care Facilities First Mortgage RB (h)(i)	5.90%	05/15/17	1,000	1,147,020
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/21	1,500	1,562,970
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.50%	05/01/28	1,100	1,126,411
Series 2013, Health Facilities RB	5.00%	05/01/43	1,000	965,860
Series 2013, Health Facilities RB	5.13%	05/01/48	2,000	1,954,300

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	$1,426	$1,172,118
Series 2012, Ref. RB	6.00%	11/15/42	4,777	3,736,720
Series 2012, Ref. RB	6.00%	11/15/47	5,411	4,186,651
Series 2012, Ref. Sub. CAB RB (d)	0.00%	11/15/47	1,742	69,631
Series 2012, Ref. Sub. CAB RB (d)	0.00%	11/15/47	2,383	95,284
Series 2012, Ref. Sub. CAB RB (d)	0.00%	11/15/47	611	24,432
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	2,500	2,503,350
				23,770,186

Tennessee–0.52%

Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/25	3,000	3,003,900
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2006 A, RB	5.63%	09/01/26	1,000	1,019,150
Series 2006 A, RB	5.75%	09/01/37	1,900	1,909,348
Series 2013 A, Ref. RB	5.50%	09/01/47	15,000	14,742,000
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	12,655	14,549,200
				35,223,598

Texas–13.23%

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (c)(j)	6.50%	11/01/29	9,265	4,169,157
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/40	2,500	2,743,800
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/44	2,000	2,058,520
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB (f)	5.75%	01/01/34	5,060	5,123,199
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	2,000	2,193,660
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB (c)	7.00%	01/01/39	3,980	3,980,796
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB	5.25%	07/01/32	4,600	4,601,288
Series 2012, Ref. RB	5.50%	07/01/42	10,910	10,958,877
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	7,465	8,579,002
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB	6.75%	01/01/41	17,500	20,097,875
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, Education RB	5.75%	08/15/41	1,130	1,234,830
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	5,000	5,596,250
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	7.25%	04/01/32	9,445	9,473,146
Dallas-Fort Worth (Cities of) International Airport;
Series 2013 A, Joint Improvement RB (c)	5.00%	11/01/45	6,870	7,190,005
Series 2013 B, Joint Improvement RB	5.00%	11/01/44	9,455	10,163,463
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2004 A, RB (h)(i)	7.00%	09/01/14	13,775	13,890,159
Series 2004 A, RB (h)(i)	7.13%	09/01/14	8,155	8,214,613
Grand Parkway Transportation Corp.;
Series 2013 A, First Tier Toll RB MBTC (e)	5.50%	04/01/53	12,000	12,778,680
Series 2013 B, Sub. Tier Conv. Toll System CAB RB (b)	5.85%	10/01/48	17,000	11,621,370
Series 2013 B, Sub. Tier Toll RB	5.00%	04/01/53	40,260	43,125,707
Series 2013 B, Sub. Tier Toll RB	5.25%	10/01/51	24,410	26,776,305
Grand Prairie Housing Finance Corp.;
Series 2003, Priority Lien Independent Senior Living Center RB	7.50%	07/01/17	645	657,881
Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/20	655	683,597
Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/34	6,795	7,113,957
Series 2003, Sub. Lien Independent Senior Living Center RB (l)	7.50%	07/01/17	610	29,378
Series 2003, Sub. Lien Independent Senior Living Center RB (l)	7.63%	01/01/20	345	16,615
Series 2003, Sub. Lien Independent Senior Living Center RB (l)	7.75%	01/01/34	3,595	173,135
HFDC of Central Texas, Inc. (Legacy at Willow Bend);
Series 2006 A, Retirement Facilities RB	5.50%	11/01/31	500	500,115
Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	5,100	5,210,568

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

HFDC of Central Texas, Inc. (Sears Tyler Methodist);
Series 2009 A, RB	7.75%	11/15/29	$4,910	$3,068,652
Series 2009 A, RB	7.75%	11/15/44	15,345	9,590,318
Series 2009 B, RB	6.38%	11/15/19	1,210	756,226
HFDC of Central Texas, Inc. (Village at Gleannloch Farms);
Series 2006 A, Retirement Facilities RB	5.50%	02/15/27	4,800	4,815,120
Series 2006 A, Retirement Facilities RB	5.50%	02/15/37	15,265	14,559,910
HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	6,355	6,430,307
Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/33	2,500	2,509,600
Series 2008, RB	6.00%	02/15/38	5,155	5,141,494
Houston (City of) (Continental Airlines, Inc.);
Series 1997 C, Airport System Special Facilities RB (c)	6.13%	07/15/27	17,745	17,757,244
Series 1998 C, Airport System Special Facilities RB (c)	5.70%	07/15/29	4,730	4,730,804
Series 2011 A, Ref. Airport System Special Facilities RB (c)	6.63%	07/15/38	14,000	15,396,920
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System Special Facilities RB (c)	5.00%	07/01/29	11,750	11,931,890
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB (e)	5.00%	07/01/23	6,580	7,458,364
Series 2009 A, Ref. Sr. Lien Airport System RB (e)	5.00%	07/01/24	3,670	4,149,045
Series 2009 A, Ref. Sr. Lien Airport System RB (e)	5.00%	07/01/25	6,800	7,658,908
Series 2009 A, Ref. Sr. Lien Airport System RB (e)	5.00%	07/01/26	3,000	3,391,590
Series 2011 A, Ref. First Lien Utility System RB (e)	5.25%	11/15/31	18,360	21,429,976
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	6.50%	05/15/31	500	587,505
Series 2011 A, RB	6.88%	05/15/41	790	944,714
La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/37	1,635	1,640,951
La Vernia Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2008 A, RB	6.25%	02/15/17	790	847,552
Series 2008 A, RB	7.13%	02/15/38	2,000	2,267,760
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.);
Series 2009 A, RB	6.25%	08/15/39	1,210	1,352,102
Series 2009 A, RB	6.38%	08/15/44	7,225	8,097,708
Leander Independent School District;
Series 2014 C, Unlimited Tax CAB GO Bonds (d)	0.00%	08/15/47	50,000	8,876,000
Series 2014 C, Unlimited Tax CAB GO Bonds (d)	0.00%	08/15/48	71,355	11,805,685
Lone Star College System; Series 2009, Limited Tax GO Bonds (e)	5.00%	08/15/34	23,200	26,112,992
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community);
Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	2,500	2,600,625
Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	9,000	9,294,300
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.63%	02/15/35	1,500	1,517,250
New Hope Cultural Education Facilities Corp. (Morningside Ministries);
Series 2013, First Mortgage RB	6.50%	01/01/43	4,325	4,638,995
Series 2013, First Mortgage RB	6.50%	01/01/48	5,675	6,036,951
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB	5.25%	12/01/47	2,100	2,220,183
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB (INS-BHAC) (a)(e)	5.75%	01/01/48	30,545	34,687,818
Series 2011 B, Special Project System CAB RB (d)	0.00%	09/01/37	15,500	4,568,625
Orange Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/28	3,020	2,914,813
Pearland (City of) Development Authority; Series 2009, Tax Increment Allocation Contract RB (h)(i)	5.88%	09/01/18	805	970,258
Pharr (City of) Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, Education RB	6.25%	08/15/29	570	638,372
Series 2009 A, Education RB	6.50%	08/15/39	6,320	7,117,205
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, Retirement Facility RB	7.50%	11/15/34	2,250	2,330,663
Series 2014 A, Retirement Facility RB	7.75%	11/15/44	3,600	3,740,904
Series 2014 A, Retirement Facility RB	8.00%	11/15/49	5,000	5,237,750

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Red River Health Facilities Development Corp. (Parkview on Hollybrook);
Series 2013 A, First Mortgage RB	7.25%	07/01/43	$6,425	$6,539,686
Series 2013 A, First Mortgage RB	7.38%	07/01/48	11,995	12,228,063
Red River Health Facilities Development Corp. (Sears Methodist Retirement System);
Series 2013, Retirement Facility RB	5.45%	11/15/38	2,100	1,535,877
Series 2013, Retirement Facility RB	5.75%	11/15/39	1,730	1,315,457
Series 2013, Retirement Facility RB	6.05%	11/15/46	6,130	4,769,814
Series 2013, Retirement Facility RB	6.05%	11/15/46	1,323	1,029,440
Series 2013, Retirement Facility RB	6.15%	11/15/49	2,968	2,318,394
Series 2013, Retirement Facility RB	6.25%	05/09/53	673	526,225
San Antonio Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB MBTC (INS-AMBAC) (a)(c)(e)	5.00%	07/15/39	13,500	13,529,160
San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB	6.70%	08/15/40	1,000	1,158,450
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (c)	8.00%	07/01/38	39,000	41,671,110
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2009, Retirement Facility RB	6.13%	11/15/29	1,000	1,082,370
Series 2009, Retirement Facility RB	6.38%	11/15/44	12,150	12,891,514
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,500	1,543,290
Series 2007, Retirement Facility RB	5.75%	11/15/37	2,500	2,542,550
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.25%	02/15/17	880	916,758
Series 2007, Retirement Facility RB	5.75%	02/15/25	1,500	1,532,940
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,600	1,614,976
Series 2009 A, Retirement Facility RB	8.00%	02/15/38	12,350	13,741,351
Series 2009 B-1, Retirement Facility RB	7.25%	02/15/16	419	420,374
Tarrant County Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facility RB	7.75%	11/15/19	520	518,606
Series 2010 A, Retirement Facility RB	8.00%	11/15/29	2,515	2,495,081
Series 2010 A, Retirement Facility RB	8.13%	11/15/39	7,000	6,951,210
Series 2010 A, Retirement Facility RB	8.25%	11/15/44	13,000	13,004,810
Series 2010 B-1, TEMPS-75sm Retirement Facility RB	7.25%	11/15/16	1,775	1,772,941
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 A, Retirement Facility RB	8.25%	11/15/29	2,135	1,933,584
Series 2009 A, Retirement Facility RB	8.25%	11/15/39	2,140	1,890,305
Series 2009 A, Retirement Facility RB	8.25%	11/15/44	14,270	12,540,333
Series 2009 C-1, TEMPS-80sm Retirement Facility RB	7.50%	11/15/16	9,870	9,722,641
Texas (State of) Department of Housing & Community Affairs (Linked Select Auction Variable Rate Securities & Residual Interest Bonds); Series 1992 C, Home Mortgage RB (CEP-GNMA) (c)	6.90%	07/02/24	300	309,426
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, CAB RB (INS-AMBAC) (a)(d)	0.00%	08/15/32	22,115	7,456,957
Series 2002, CAB RB (INS-AMBAC) (a)(d)	0.00%	08/15/33	37,225	11,799,953
Series 2002, CAB RB (INS-AMBAC) (a)(d)	0.00%	08/15/36	19,000	5,020,940
Series 2002, CAB RB (INS-AMBAC) (a)(d)	0.00%	08/15/37	30,000	7,449,600
Texas (State of) Water Development Board;
Series 2008 A, Sub. Lien State Revolving Fund RB (e)	5.00%	07/15/25	15,000	16,798,200
Series 2008 B, Sub. Lien State Revolving Fund RB (e)	5.00%	07/15/28	11,425	12,652,730
Series 2008 B, Sub. Lien State Revolving Fund RB (e)	5.00%	07/15/29	5,000	5,537,300
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	7,660	9,492,350
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/31	19,000	20,095,160
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure);
Series 2010, Sr. Lien RB	7.00%	06/30/40	25,575	30,517,880
Series 2010, Sr. Lien RB MBTC (e)	7.00%	06/30/40	9,000	10,739,430
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	13,415	15,767,052
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC);
Series 2013, Sr. Lien RB (c)	6.75%	06/30/43	18,450	22,419,886
Series 2013, Sr. Lien RB (c)	7.00%	12/31/38	4,000	4,972,680

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School);
Series 2010 A, Education RB	5.80%	08/15/40	$1,000	$1,066,390
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, Education RB	6.88%	02/15/30	1,455	1,580,436
Series 2010 A, Education RB	7.13%	02/15/40	1,810	1,995,471
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB (f)	7.00%	12/01/34	3,385	3,390,078
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.25%	08/15/42	2,375	2,323,510
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	2,500	2,845,750
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB	5.00%	07/01/33	5,300	5,433,666
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	465	507,878
Series 2009, Tax Increment Allocation Contract RB	5.50%	09/01/29	2,250	2,439,360
				897,129,390

Utah–0.41%

Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/37	2,310	2,188,771
Utah (County of) (Renaissance Academy);
Series 2007 A, Charter School RB	5.35%	07/15/17	540	555,179
Series 2007 A, Charter School RB	5.63%	07/15/37	2,700	2,583,792
Utah (State of) Charter School Finance Authority (George Washington Academy);
Series 2008 A, Charter School RB	6.75%	07/15/28	1,340	1,373,420
Series 2008 A, Charter School RB	7.00%	07/15/40	6,690	6,883,943
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy);
Series 2010 A, Charter School RB	5.38%	07/15/30	1,650	1,709,037
Series 2010 A, Charter School RB	5.63%	07/15/40	710	735,013
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, Charter School RB	6.25%	07/15/30	1,250	1,334,188
Series 2010, Charter School RB	6.38%	07/15/40	2,500	2,651,550
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB	5.60%	07/15/22	900	932,598
Series 2012, RB	6.30%	07/15/32	850	878,042
Series 2012, RB	6.55%	07/15/42	2,000	2,073,780
Utah (State of) Housing Finance Agency (RHA Community Services); Series 1997 A, RB	6.88%	07/01/27	3,745	3,747,359
				27,646,672

Vermont–0.04%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	2,750	2,776,648
Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health);
Series 2002 A, RB	6.38%	06/15/22	40	40,764
Series 2002 A, RB	6.50%	06/15/32	175	177,681
				2,995,093

Virgin Islands–0.07%

Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/37	4,500	5,006,790

Virginia–2.36%

Celebrate North Community Development Authority (Celebrate Virginia North);
Series 2003 B, Special Assessment RB (g)	4.95%	03/01/25	1,324	854,576
Series 2003 B, Special Assessment RB (g)	5.06%	03/01/34	7,248	4,679,236
Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment RB (g)	6.25%	03/01/37	9,500	5,540,780
Chesterfield (County of) Economic Development Authority (Brandermill Woods); Series 2012, First Mortgage Retirement Facilities RB	5.13%	01/01/43	3,000	2,983,140

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	$5,000	$3,969,650
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	5,500	4,110,315
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	5.00%	12/01/47	3,000	3,035,130
Lexington (City of) Industrial Development Authority (Kendal at Lexington);
Series 2007 A, Residential Care Facilities Mortgage RB	5.25%	01/01/21	395	408,379
Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/22	780	804,141
Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/23	425	436,471
New Port Community Development Authority;
Series 2006, Special Assessment RB	5.50%	09/01/26	918	612,113
Series 2006, Special Assessment RB	5.60%	09/01/36	2,500	1,580,325
Norfolk (City of) Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc.-Harbor’s Edge); Series 2004 A, First Mortgage RB	6.00%	01/01/25	500	500,375
Peninsula Town Center Community Development Authority;
Series 2007, Special Obligation RB	6.25%	09/01/24	6,715	7,167,255
Series 2007, Special Obligation RB	6.35%	09/01/28	7,818	8,267,926
Series 2007, Special Obligation RB	6.45%	09/01/37	5,219	5,494,615
Route 460 Funding Corp.;
Series 2012 A, Sr. Lien Toll Road RB	5.00%	07/01/52	25,370	26,115,624
Series 2012 B, Sr. Lien Toll Road CAB RB (d)	0.00%	07/01/36	5,310	1,611,851
Series 2012 B, Sr. Lien Toll Road CAB RB (d)	0.00%	07/01/38	6,250	1,691,688
The Farms of New Kent Community Development Authority;
Series 2006 B, Special Assessment RB (k)	2.73%	03/01/36	7,000	3,712,240
Series 2006 C, Special Assessment RB (k)	2.90%	03/01/36	7,250	3,840,107
Tobacco Settlement Financing Corp.; Series 2007 B-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/47	23,125	16,544,550
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB (c)	5.50%	01/01/42	19,675	20,995,389
Series 2012, Sr. Lien RB (c)	6.00%	01/01/37	3,000	3,323,490
Series 2012, Sr. Lien RB MBTC (c)(e)	5.50%	01/01/42	14,000	14,939,540
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (c)	5.00%	01/01/40	2,500	2,574,300
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (f)(h)(i)	9.00%	07/01/14	8,300	8,528,084
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/38	5,000	5,844,450
				160,165,740

Washington–2.84%

Greater Wenatchee (City of) Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/42	6,720	6,806,083
Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/38	8,000	7,541,840
Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB	6.30%	01/01/25	2,000	2,001,960
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2009, Ref. & Improvement Limited Tax GO Bonds	7.25%	12/01/38	9,625	9,690,835
Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/31	500	532,160
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/40	4,000	4,271,120
King (County of); Series 2011 B, Ref. Sewer RB (e)	5.00%	01/01/34	38,540	42,858,792
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital);
Series 2007, Hospital RB	6.50%	12/01/38	2,000	2,019,260
Series 2007, RB	6.25%	12/01/28	3,645	3,701,498
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. Special Facilities RB (c)	5.00%	04/01/30	19,500	19,621,875
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2007, RB	5.75%	12/01/28	1,250	1,368,500
Series 2010, RB	5.75%	12/01/35	6,000	6,471,360
Series 2010, RB	6.00%	12/01/30	3,160	3,492,085
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	9,145	10,364,394
Washington (State of) Health Care Facilities Authority (Kadlec Regional Medical Center); Series 2010, RB MBTC (e)	5.50%	12/01/39	7,800	8,595,444

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	$11,300	$13,843,178
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 A, RB (h)(i)	6.50%	11/15/14	1,500	1,543,560
Washington (State of) Health Care Facilities Authority; Series 2007 C, RB (INS-Radian) (a)	5.50%	08/15/42	3,000	3,099,330
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.63%	10/01/40	3,415	3,651,147
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB (f)	6.20%	01/01/36	19,025	19,667,284
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	02/01/29	18,450	21,317,130
				192,458,835

West Virginia–0.66%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (c)	5.50%	10/15/37	5,250	5,375,265
Harrison (County of) Commission (Charles Pointe No. 2);
Series 2008 A, Ref. Tax Increment Allocation RB	6.50%	06/01/23	1,130	1,221,620
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/35	1,500	1,584,120
Series 2013, Ref. Tax Increment Allocation RB (f)	7.00%	06/01/35	1,000	848,750
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/45	5,650	6,143,076
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,500	1,620,735
Series 2008, RB	6.50%	10/01/38	14,000	14,401,940
Series 2008, RB	6.75%	10/01/43	13,150	13,654,697
				44,850,203

Wisconsin–1.14%

Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.); Series 2007 A, Education RB (g)	5.50%	08/01/22	300	89,904
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB (c)	5.75%	11/01/37	4,000	4,167,600
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/28	950	1,005,375
Series 2008, RB	7.25%	06/01/38	1,000	1,050,890
Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.); Series 2004, RB	6.13%	12/01/34	5,400	4,659,012
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.);
Series 1998, RB	5.75%	10/01/18	840	841,378
Series 1998, RB	5.75%	10/01/28	2,485	2,486,044
Series 1998, Special Term RB	5.90%	10/01/28	335	335,184
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/39	2,635	2,675,658
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.);
Series 2009 A, RB	7.25%	09/15/29	4,000	4,541,680
Series 2009 A, RB	7.63%	09/15/39	1,000	1,161,220
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2006, Ref. RB (i)	5.50%	08/01/16	1,280	1,286,874
Series 2006, Ref. RB (i)	5.80%	08/01/29	4,785	4,785,574
Series 2010, RB	7.00%	08/01/33	2,000	2,067,780
Series 2012, RB	5.75%	08/01/35	3,215	3,139,769
Series 2012, RB	5.88%	08/01/42	2,660	2,594,511
Series 2013, RB	7.00%	08/01/43	6,500	6,833,710
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/20	650	735,384
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/28	7,980	9,178,995
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/35	10,150	11,734,313
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	4,000	4,671,360
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.75%	04/01/42	3,590	3,680,647

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.);
Series 2012 A, Charter School RB	5.50%	10/01/22	$775	$823,345
Series 2012 A, Charter School RB	6.00%	10/01/32	1,475	1,515,710
Series 2012 A, Charter School RB	6.20%	10/01/42	1,300	1,334,723
				77,396,640

Wyoming–0.10%

West Park Hospital District (West Park Hospital);
Series 2011, Ref. RB	7.00%	06/01/35	1,085	1,263,374
Series 2011 A, RB	7.00%	06/01/40	4,890	5,661,887
				6,925,261
Total Municipal Obligations (Cost $7,040,766,097)				7,232,343,116

U.S. Dollar Denominated Bonds and Notes–0.00%

Specialized Consumer Services–0.00%

Sear Tyler Methodist Retirement Corp., Sub. Notes (Acquired 02/25/13; Cost $0) (f)	2.00%	02/25/48	135	0
TOTAL INVESTMENTS(o) – 106.63% (Cost $7,040,766,097)				7,232,343,116
FLOATING RATE NOTE OBLIGATIONS–(8.32)%
Notes with interest and fee rates ranging from 0.58% to 1.33% at 05/31/14 and contractual maturities of collateral ranging from 07/01/22 to 04/01/53 (See Note 1D)(p)				(564,235,000)
OTHER ASSETS LESS LIABILITIES–1.69%				114,283,720
NET ASSETS–100.00%				$6,782,391,836

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Connie Lee	—Connie Lee Insurance Co.
Conv.	—Convertible
COP	—Certificates of Participation
Ctfs.	—Certificates
FGIC	—Financial Guaranty Insurance Co.
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior

MBTC	—Municipal Bond Trust Certificates
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAC	—Revenue Anticipation Certificates
Radian	—Radian Asset Assurance, Inc.
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Security subject to the alternative minimum tax.
(d)	Zero coupon bond issued at a discount.
(e)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $316,047,682, which represented 4.66% of the Fund’s Net Assets.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2014 was $68,146,272, which represented 1.00% of the Fund’s Net Assets.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2014 was $26,601,377, which represented less than 1% of the Fund’s Net Assets.
(k)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(l)	Restructured security not accruing interest income.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.
(n)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $2,507,650 which represents less than 1% of the Fund’s Net Assets.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2014. At May 31, 2014, the Fund’s investments with a value of $988,714,929 are held by Dealer Trusts and serve as collateral for the $564,235,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

Invesco High Yield Municipal Fund

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”), Tender Option Bonds (“TOBs”) or Municipal Bond Trust Certificates (“MBTCs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. MBTCs, unlike RIBs and TOBs, enforce a mandatory collapse of the Dealer Trust after a three year term.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the “1933 Act”), as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs, TOBs or MBTCs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

Invesco High Yield Municipal Fund

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$7,232,343,116	$—	$7,232,343,116
Bonds and Notes	—	—	0	0
Total Investments	$—	$7,232,343,116	$0	$7,232,343,116

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2014 was $739,316,875 and $289,515,701, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$472,352,474
Aggregate unrealized (depreciation) of investment securities	(312,097,193)
Net unrealized appreciation of investment securities	$160,255,281
Cost of investments for tax purposes is $7,072,087,835.

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2014

invesco.com/us	VK-ITMI-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–101.43%

Alabama–0.37%

Pell City (City of) Special Care Facilities Financing Authority; Series 2012, RB	5.00%	12/01/21	$2,250	$2,601,383

Alaska–0.84%

Alaska (State of) Municipal Bond Bank Authority;
Series 2009 1, RB	5.00%	09/01/22	250	286,950
Series 2009 1, RB	5.25%	09/01/24	400	461,624
Alaska Railroad Corp. (FTA Section 5307 Urbanized Area Formula Funds & Section 5309 Fixed Guideway Modernization Formula Funds); Series 2007, Capital Grant Receipts RB (INS-NATL) (a)	5.00%	08/01/15	2,680	2,819,548
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB (INS-AGC) (a)	5.00%	09/01/19	1,000	1,180,060
Series 2009, Lease RB (INS-AGC) (a)	5.50%	09/01/23	1,000	1,186,750
				5,934,932

Arizona–3.17%

Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/26	2,000	2,157,740
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West);
Series 2009 A, Health Facilities RB	5.00%	07/01/14	500	501,965
Series 2009 C, Health Facilities RB (b)	5.00%	07/01/14	1,500	1,506,120
Navajo County Pollution Control Corp.;
Series 2009 C, PCR	5.50%	06/01/14	1,000	1,000,140
Series 2009 E, PCR (b)	5.75%	06/01/16	1,000	1,097,060
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/20	500	494,590
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (c)	5.75%	07/01/24	1,000	1,023,770
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/27	3,000	3,281,070
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	6.00%	05/01/24	670	678,462
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	5.00%	07/01/25	750	696,922
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2008, Water & Wastewater RB (d)	6.38%	12/01/18	378	390,198
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	5.25%	12/01/18	500	573,735
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB	5.00%	01/01/22	1,000	1,154,300
University Medical Center Corp.; Series 2009, Hospital RB	5.25%	07/01/17	1,000	1,108,830
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds (c)	5.00%	07/15/20	700	774,270
Series 2013 A, Ref. Unlimited Tax GO Bonds (c)	5.00%	07/15/21	485	531,468
Series 2013 A, Ref. Unlimited Tax GO Bonds (c)	5.00%	07/15/22	570	622,999
Series 2013 A, Ref. Unlimited Tax GO Bonds (c)	5.00%	07/15/23	825	897,625
Series 2013 B, Unlimited Tax GO Bonds (c)	5.00%	07/15/23	560	609,297
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	2,000	2,296,040
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/25	1,000	1,133,630
				22,530,231

California–13.27%

Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	5.38%	07/01/19	1,000	1,125,590
Alhambra (City of) (Atherton Baptist Homes); Series 2010 B, RB	6.63%	01/01/17	60	60,141
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 F, RB (b)	5.00%	07/01/14	500	502,095
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/21	2,000	2,109,020
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/28	1,500	1,641,930

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (c)	5.50%	07/01/18	$875	$912,599
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (c)(d)	5.00%	07/01/27	7,000	7,439,530
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	5.25%	07/01/23	2,065	2,151,214
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-2, TEMPS-55SM RB	2.40%	10/01/20	1,250	1,250,112
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB (b)(e)	1.01%	05/01/17	4,000	4,007,999
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.25%	08/01/24	1,720	2,066,339
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	5.25%	11/15/14	295	299,148
Series 2009, Senior Living RB	6.25%	11/15/19	600	664,512
California (State of);
Series 2012 A, Ref. Floating Rate Unlimited Tax GO Bonds (b)(e)	0.74%	05/01/15	1,750	1,750,000
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (e)	1.21%	05/01/20	2,000	2,011,377
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 A, Ref. VRD RB (LOC-Union Bank N.A.) (f)	0.06%	11/01/26	3,100	3,100,000
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. Special Tax RB	5.00%	09/01/21	810	938,766
Series 2013, Ref. Special Tax RB	5.00%	09/01/23	1,000	1,171,220
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB (b)	5.00%	01/15/20	5,000	5,612,300
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/22	1,000	1,184,430
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	2,100	1,917,699
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	2,000	1,663,880
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/21	2,000	2,399,340
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/19	475	519,726
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/20	450	521,320
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/21	375	436,376
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/22	375	436,001
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/23	500	577,040
Irvine (City of) Public Facilities & Infrastructure Authority;
Series 2012 A, Special Assessment RB	4.00%	09/02/23	995	1,026,711
Series 2012 A, Special Assessment RB	4.50%	09/02/25	375	387,030
Series 2012 A, Special Assessment RB	4.50%	09/02/26	550	567,374
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/22	3,200	3,814,592
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (c)	5.50%	03/01/18	100	106,554
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/23	1,000	1,128,950
Palomar Pomerado Health (Election of 2004); Series 2007 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	08/01/16	1,880	1,845,051
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/22	575	659,393
Series 2012, Ref. Special Tax RB	5.00%	09/01/23	450	509,243
Regents of the University of California;
Series 2009 O, General RB (h)	5.75%	05/15/23	795	971,649
Series 2009 O, General RB (h)	5.75%	05/15/25	1,185	1,441,280
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	1,500	1,789,050
Riverside (County of) (Public Safety Communication & Refunding); Series 2007 A, COP (INS-AMBAC) (a)	5.00%	11/01/14	3,500	3,565,660
Sacramento (County of); Series 2009 D, Sub. Passenger Facility Charge Grant Airport System RB	5.38%	07/01/26	2,000	2,303,380
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/20	1,000	1,171,700
San Diego (County of) Regional Airport Authority; Series 2013 B, Sr. RB (d)	5.00%	07/01/23	700	832,685
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (d)	5.00%	05/01/23	2,000	2,309,280

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB	6.00%	08/01/20	$1,085	$1,261,030
Series 2009 D, Tax Allocation RB	6.25%	08/01/22	1,000	1,154,420
Series 2011 D, Tax Allocation RB	6.63%	08/01/27	500	566,595
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. Special Tax RB	5.00%	08/01/27	750	835,605
Series 2013 B, Special Tax RB	5.00%	08/01/27	405	451,227
San Jose (City of); Series 2011 A-1, Airport RB (d)	5.25%	03/01/26	2,000	2,249,980
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.50%	08/01/26	3,195	3,673,004
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.00%	09/01/26	1,030	1,137,728
Series 2013, Special Tax RB	5.13%	09/01/27	1,200	1,323,312
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/24	2,000	2,354,360
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)	3.20%	06/01/20	5,000	5,003,800
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/23	1,000	1,282,830
				94,193,177

Colorado–1.24%

Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2006 A, RB	5.25%	01/01/15	500	503,755
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	5.00%	01/15/22	750	831,120
Series 2010, Private Activity RB	5.25%	07/15/19	1,000	1,148,600
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds (h)	5.00%	08/01/24	2,000	2,321,080
Series 2008, Unlimited Tax GO Bonds (h)	5.00%	08/01/25	500	579,160
Denver (City & County of); Series 2012 A, Airport System RB (d)	5.00%	11/15/22	500	595,870
Plaza Metropolitan District No. 1;
Series 2013, Ref. Tax Allocation RB	5.00%	12/01/21	1,045	1,129,561
Series 2013, Ref. Tax Allocation RB	5.00%	12/01/22	500	539,270
University of Colorado; Series 2009 A, Enterprise System RB	5.50%	06/01/25	1,000	1,192,240
				8,840,656

Connecticut–0.51%

Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (d)	5.50%	04/01/21	1,000	1,139,050
Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds (e)	0.48%	03/01/18	2,500	2,500,000
				3,639,050

Delaware–0.07%

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	500	519,110

District of Columbia–1.13%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/30	2,000	2,066,640
District of Columbia;
Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/16	2,325	2,541,225
Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/19	3,000	3,412,590
				8,020,455

Florida–5.56%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.63%	11/15/22	1,750	1,778,753
Atlantic Beach (City of) (Fleet Landing);
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/21	440	493,693
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/22	375	420,319
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/23	565	629,551
Brevard County School District; Series 2004 B, Ref. COP (b)(i)	5.00%	01/01/15	1,000	1,028,310

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	$1,000	$1,168,950
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,000	2,264,820
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	2,000	2,374,600
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB (c)	7.25%	05/15/26	1,215	1,329,489
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (c)	6.50%	05/15/20	1,000	1,006,120
Florida (State of) Board of Education;
Series 2005 A, Lottery RB (INS-AMBAC) (a)(b)	5.00%	07/01/15	1,265	1,340,951
Series 2005 A, Lottery RB (INS-AMBAC) (a)	5.00%	07/01/19	1,235	1,310,557
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/26	2,000	2,306,020
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/27	1,000	1,153,010
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2008 A, Hospital RB (b)	6.50%	11/17/15	3,000	3,270,750
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.00%	11/15/24	1,990	2,196,463
Series 2012, RB	5.50%	11/15/32	1,670	1,822,254
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2012 A, RB	5.00%	04/01/24	415	481,350
Miami-Dade (County of) Expressway Authority; Series 2013 A, Ref. Toll System RB	5.00%	07/01/22	2,000	2,357,600
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	500	509,255
Orlando (City of) & Orange (County of) Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/23	1,000	1,184,020
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/23	1,215	1,362,695
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 C, Principal Redemption RB	6.00%	06/01/21	1,000	1,059,080
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(b)	5.35%	05/01/18	1,000	1,140,900
Reedy Creek Improvement District;
Series 2013 1, Ref. Utilities RB	5.00%	10/01/21	885	1,036,149
Series 2013 1, Ref. Utilities RB	5.00%	10/01/22	800	937,800
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (c)	5.75%	10/01/22	750	822,608
Tallahassee (City of) & Leon (County of) Blueprint 2000 Intergovernmental Agency; Series 2007, Sales Tax RB (INS-NATL) (a)	5.00%	10/01/14	1,500	1,522,830
Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS-AGM) (a)(d)	5.00%	10/01/18	1,000	1,132,860
				39,441,757

Georgia–1.42%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	775	939,222
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,200	1,252,476
Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,500	1,723,485
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (b)	2.40%	04/01/20	5,000	5,038,600
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/24	1,000	1,127,760
				10,081,543

Guam–1.32%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.25%	12/01/17	1,000	1,105,350
Series 2009 A, Limited Obligation RB	5.50%	12/01/18	1,000	1,130,790
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (d)	6.00%	10/01/23	3,000	3,345,750
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/21	1,500	1,762,230
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/22	1,700	2,009,196
				9,353,316

Hawaii–0.76%

Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/27	1,000	1,092,140

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii–(continued)

Hawaii (State of) Department of Transportation (Airports Division);
Series 2013, Lease Revenue COP (d)	5.00%	08/01/21	$550	$618,425
Series 2013, Lease Revenue COP (d)	5.00%	08/01/22	2,000	2,259,740
Series 2013, Lease Revenue COP (d)	5.00%	08/01/23	1,250	1,413,825
				5,384,130

Idaho–0.10%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	500	571,205
Idaho (State of) Housing & Finance Association; Series 2008 A, Class I, Single Family Mortgage RB (d)	5.00%	07/01/17	140	143,489
				714,694

Illinois–11.04%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	1,017,130
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,500	1,613,985
Chicago (City of) (188 West Randolph/Wells Redevelopment); Series 2014, COP (c)	6.84%	03/15/33	2,400	2,400,648
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, COP (c)	7.00%	01/15/29	1,500	1,547,955
Chicago (City of) (Metramarket Chicago); Series 2010 A, COP	6.87%	02/15/24	1,059	1,091,239
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB (d)	5.50%	01/01/27	1,000	1,143,600
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/25	1,000	1,149,970
Series 2014 A, Ref. Second Lien RB (d)	5.00%	01/01/23	3,000	3,469,560
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/22	796	796,541
Chicago (City of) Board of Education;
Series 2007 D, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/17	1,010	1,132,998
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (b)(e)	0.89%	06/02/18	5,000	4,857,150
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (h)	5.00%	12/01/24	3,000	3,484,170
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/23	2,200	2,366,056
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/24	3,965	4,232,003
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/27	1,000	1,123,010
Chicago (City of); Series 2011, COP	7.13%	05/01/21	750	821,910
Huntley (Village of) Special Service Area No. 7; Series 2007, Ref. Special Tax RB (INS-AGC) (a)	4.60%	03/01/17	517	544,546
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.13%	11/01/23	1,000	1,205,490
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/19	1,000	1,165,670
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/26	1,000	1,098,970
Series 2014 A, RB	5.00%	09/01/28	1,250	1,352,025
Illinois (State of) Finance Authority (DePaul University); Series 2013, Ref. RB	5.00%	10/01/23	750	881,670
Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/23	900	987,552
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/24	1,175	1,282,242
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/26	380	412,232
Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB (j)	6.00%	08/15/22	750	675
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/22	2,000	2,110,020
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	1,890	2,076,449
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	2,000	1,450,000
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/28	1,505	1,590,559
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,000	2,211,420
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB (h)	5.00%	12/15/20	5,000	5,870,550
Series 2012 B, RB (h)	5.00%	06/15/23	3,500	4,104,905
Illinois (State of) Municipal Electric Agency; Series 2007 A, Power Supply System RB (INS-NATL) (a)	5.00%	02/01/15	1,000	1,031,760

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of);
Series 2012, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/22	$1,250	$1,448,875
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/22	2,000	2,281,460
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/22	2,000	2,277,000
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds (g)(i)	0.00%	12/01/21	330	283,279
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	12/01/20	2,900	2,450,500
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/21	3,000	3,546,930
Series 2010, RB	5.38%	06/01/21	525	624,923
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/26	3,425	3,837,575
				78,375,202

Indiana–3.48%

Carmel (City of) (Barrington Carmel); Series 2012 C-2, TEMPS-65SM RB	5.25%	11/15/18	1,000	1,000,490
Carmel (City of) Redevelopment Authority; Series 2006, RB (b)(i)	5.00%	07/01/16	1,000	1,097,110
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	546,175
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,000	2,122,580
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services);
Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/24	365	408,399
Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/25	200	219,598
Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/26	175	191,067
Indiana (State of) Finance Authority; Series 1993 A, Highway CAB RB (INS-AMBAC) (a)(g)	0.00%	12/01/16	1,695	1,665,592
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.25%	01/01/24	500	575,240
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (d)	5.10%	01/15/17	760	840,271
Merrillville Multi-School Building Corp.;
Series 2008, First Mortgage RB	5.00%	01/15/17	1,260	1,400,553
Series 2008, First Mortgage RB	5.00%	07/15/17	1,285	1,450,688
Michigan City Area-Wide School Building Corp.;
Series 2002, First Mortgage CAB RB (INS-NATL) (a)(g)	0.00%	01/15/17	2,000	1,927,700
Series 2002, First Mortgage CAB RB (INS-NATL) (a)(g)	0.00%	01/15/18	3,000	2,830,830
Noblesville High School Building Corp.; Series 1993, First Mortgage CAB RB (INS-AMBAC) (a)(g)	0.00%	02/15/19	1,850	1,689,068
Northwest Allen School Building Corp.;
Series 2008, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/16	1,395	1,522,168
Series 2008, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/19	3,200	3,571,360
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (d)	5.88%	01/01/24	1,500	1,663,665
				24,722,554

Iowa–2.00%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	5.63%	06/01/23	1,000	1,096,730
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.50%	06/15/30	2,255	2,457,634
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/19	1,000	1,156,300
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, Health Facilities RB	4.00%	08/15/22	1,905	2,079,993
Series 2012, Health Facilities RB	4.00%	08/15/23	1,200	1,295,916
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	1,870	1,922,154
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (d)	5.50%	12/01/25	3,905	4,209,239
				14,217,966

Kansas–0.99%

Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/19	2,630	2,993,150
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/23	1,000	1,169,000
Kansas (State of) Development Finance Authority (Hays Medical Center Inc.); Series 2005 L, Health Facilities RB	5.25%	11/15/16	500	533,745

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–(continued)

Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/31	$1,000	$1,072,110
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.00%	07/01/28	1,140	1,268,786
				7,036,791

Kentucky–0.92%

Kentucky (State of) Asset/Liability Commission (Federal Highway Trust Fund First Series); Series 2007, RN (INS-NATL) (a)	5.00%	09/01/14	1,800	1,822,194
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.00%	08/15/18	1,000	1,143,210
Series 2009 A, Hospital RB	5.38%	08/15/24	1,000	1,125,210
Kentucky Housing Corp.; Series 2008 A, RB (d)	5.00%	01/01/23	285	297,648
Louisville & Jefferson (County of) Regional Airport Authority; Series 2003 C, Airport Systems RB (INS-AGM) (a)(d)	5.50%	07/01/17	1,000	1,004,190
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (a)	5.00%	10/01/25	1,000	1,121,020
				6,513,472

Louisiana–2.04%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (j)	5.25%	07/01/17	593	219,529
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/22	1,000	1,169,120
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City Public Improvement); Series 2007, RB (INS-AMBAC) (a)	5.00%	11/01/15	1,200	1,277,184
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS-AMBAC) (a)	5.00%	06/01/20	1,000	1,079,680
Series 2009 C-1, Assessment RB (INS-AGC) (a)	5.88%	06/01/23	1,000	1,167,300
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/18	1,235	1,392,969
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/19	500	573,325
New Orleans (City of) Port Board of Commissioners; Series 2013 B, Ref. Port Facility RB (d)	5.00%	04/01/29	1,950	2,084,101
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	5,000	5,525,050
				14,488,258

Maryland–1.94%

Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/26	4,500	5,214,465
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	5.50%	01/01/22	1,000	1,110,490
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB	6.00%	07/01/23	335	396,962
Series 2011, RB	6.00%	07/01/25	200	234,556
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB (b)	5.00%	05/15/15	500	523,325
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.25%	01/01/23	250	264,702
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	3,000	3,551,550
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.13%	06/01/20	2,250	2,460,420
				13,756,470

Massachusetts–0.44%

Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/25	650	698,795
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (b)(i)	5.75%	05/01/19	1,500	1,832,460
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB (j)	5.85%	01/15/18	300	810
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	6.70%	04/15/21	500	564,525
				3,096,590

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–3.02%

Brandon School District;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/16	$1,425	$1,551,697
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	1,410	1,624,799
Dearborn School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	05/01/16	2,480	2,694,669
Greenville Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/16	1,410	1,535,363
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	1,235	1,423,140
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (b)	5.50%	01/15/15	1,000	1,032,330
Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water & Electric Utility System RB	5.00%	07/01/24	1,000	1,134,760
Traverse City Area Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/17	2,300	2,572,665
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	2,280	2,611,877
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/19	2,260	2,574,298
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB (d)	5.00%	12/01/28	2,500	2,690,825
				21,446,423

Minnesota–0.08%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	500	590,320

Mississippi–0.14%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	1,000	1,000,580

Missouri–2.22%

Bridgeton (City of) Industrial Development Authority (Sarah Community);
Series 2013, Ref. RB	4.00%	05/01/24	500	480,160
Series 2013, Ref. RB	4.50%	05/01/28	1,500	1,439,910
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.00%	06/01/21	525	583,433
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/23	1,000	1,176,650
Series 2011 A, Ref. RB	5.50%	09/01/24	2,000	2,326,660
Series 2011 A, Ref. RB	5.50%	09/01/28	2,000	2,249,380
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	3,835	4,055,282
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	140	147,606
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.00%	12/01/16	500	544,265
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, Senior Living Facilities RB	4.50%	09/01/23	340	367,887
Series 2012, Senior Living Facilities RB	5.00%	09/01/32	1,490	1,581,918
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/17	250	269,550
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	540	547,646
				15,770,347

Nebraska–0.51%

Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center);
Series 2012, Ref. RB	4.00%	11/01/22	720	771,847
Series 2012, Ref. RB	5.00%	11/01/23	500	560,695
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (a)	5.13%	04/01/23	560	650,703
University of Nebraska Facilities Corp.; Series 2006, Deferred Maintenance RB (INS-AMBAC) (a)	5.00%	07/15/17	1,500	1,639,050
				3,622,295

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–1.54%

Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/27	$1,000	$1,074,000
Clark (County of);
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (d)	5.00%	07/01/19	1,020	1,162,759
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (d)	5.00%	07/01/20	1,000	1,147,020
Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB (b)(c)(d)	5.63%	06/01/18	1,100	1,225,939
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	1,800	2,007,252
Las Vegas (City of) Redevelopment Agency;
Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,475	1,601,511
Series 2009 A, Tax Increment Allocation RB	7.00%	06/15/20	1,000	1,177,510
Washoe County School District; Series 2008 A, School Improvement Limited Tax GO Bonds	4.75%	06/01/26	1,405	1,510,375
				10,906,366

New Hampshire–0.38%

Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	1,000	1,085,120
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/27	1,500	1,598,775
				2,683,895

New Jersey–4.64%

Gloucester (County of) Improvement Authority (Waste Management Inc.); Series 1999 B, Ref. Solid Waste RB (b)(d)	2.50%	12/01/17	500	514,320
Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (d)	5.00%	12/01/24	2,000	2,217,220
Monmouth (County of) Improvement Authority;
Series 2007, Governmental Loan RB (i)	5.00%	12/01/16	5	5,581
Series 2007, Governmental Loan RB (i)	5.00%	12/01/17	10	11,475
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/16	1,005	1,101,229
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/17	1,990	2,222,571
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.00%	07/01/22	500	518,485
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB (d)	5.00%	07/01/21	425	489,723
Series 2013, Private Activity RB (d)	5.00%	01/01/28	1,000	1,099,840
Series 2013, Private Activity RB (d)	5.50%	01/01/26	1,390	1,620,865
Series 2013, Private Activity RB (d)	5.50%	01/01/27	1,130	1,297,783
New Jersey (State of) Economic Development Authority; Series 2012, Ref. RB	5.00%	06/15/23	2,000	2,281,060
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/25	1,500	1,697,850
Series 2011, Ref. RB	5.00%	07/01/27	2,000	2,217,060
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.) Series 2004 A, Ref. RB (i)	5.25%	07/01/20	1,000	1,207,970
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	160	164,184
New Jersey (State of) Turnpike Authority; Series 2013 E, Floating Rate RB (b)(e)	0.74%	01/01/18	2,000	2,000,000
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/24	1,000	1,166,040
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (d)	5.00%	12/01/23	5,000	5,574,450
South Jersey Transportation Authority; Series 2012 A, Ref. RB	5.00%	11/01/24	1,000	1,128,340
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	3,290	3,293,652
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	1,305	1,129,334
				32,959,032

New Mexico–1.48%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (b)	5.20%	06/01/20	1,700	1,918,484
Jicarilla Apache Nation; Series 2003 A, RB (c)	5.50%	09/01/23	1,000	989,640
New Mexico (State of) Finance Authority;
Series 2006 B, Sr. Lien Public Revolving Fund RB (INS-NATL) (a)	5.00%	06/01/17	1,310	1,422,477
Series 2007 C, Sub. Lien Public Revolving Fund RB (INS-NATL) (a)	5.00%	06/15/14	1,200	1,202,424
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/22	3,000	3,057,060

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–(continued)

New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/19	$715	$764,206
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB	6.00%	08/01/23	1,000	1,170,410
				10,524,701

New York–1.71%

Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 A, Civic Facility RB	5.75%	11/15/22	500	570,355
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	5.75%	07/15/17	1,000	1,125,570
Series 2009, PILOT RB	5.75%	07/15/19	1,000	1,168,360
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/18	1,000	1,186,830
New York (City of) Industrial Development Agency (Queens Baseball Stadium);
Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/18	200	220,990
Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/19	200	223,788
New York (City of) Municipal Water Finance Authority; Subseries 2011 A-2, VRD Water & Sewer System RB (f)	0.05%	06/15/44	350	350,000
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (h)	5.00%	01/15/21	1,000	1,165,950
New York (City of); Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (e)	0.61%	08/01/25	3,000	3,000,000
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	2,000	2,098,520
Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds (k)	6.90%	03/01/20	5	5,016
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB	4.63%	07/01/22	1,000	1,024,770
				12,140,149

North Carolina–0.70%

North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB	6.75%	01/01/24	1,000	1,181,020
Series 2008 C, Power System RB (INS-AGC) (a)	6.00%	01/01/19	1,070	1,179,151
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/24	1,800	1,803,438
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.00%	10/01/15	500	517,445
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.30%	10/01/19	250	261,035
				4,942,089

North Dakota–0.24%

Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.00%	12/01/16	310	323,466
North Dakota (State of) Public Finance Authority (State Revolving Fund Program); Series 2008 A, RB	5.50%	10/01/19	1,195	1,411,164
				1,734,630

Ohio–3.01%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	415	219,946
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/21	1,250	1,477,737
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/19	1,175	1,369,756
Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB (INS-AGC) (a)	5.00%	10/01/25	1,555	1,764,412
Cleveland (City of) (Cleveland Stadium); Series 2004, Ref. RB (INS-AMBAC) (a)	5.13%	12/01/20	1,370	1,403,223
Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/27	2,750	3,056,542
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (c)	5.75%	01/01/24	1,000	1,028,130
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/33	1,000	857,040
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/23	1,500	1,721,790
Montgomery (County of) (Miami Valley Hospital); Series 2009 B, RB (b)	5.25%	11/15/14	1,000	1,022,620
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/20	725	798,972

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2006 A, Ref. PCR (b)	3.75%	12/03/18	$3,500	$3,500,000
Series 2009 C, Ref. PCR	5.63%	06/01/18	2,000	2,250,060
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)	5.88%	06/01/16	865	930,948
				21,401,176

Oklahoma–0.29%

Chickasawa Nation; Series 2007, Health System RB (c)	5.38%	12/01/17	225	240,287
Tulsa (City of) Airports Improvement Trust; Series 2009 A, General RB	5.38%	06/01/24	1,750	1,797,845
				2,038,132

Oregon–0.47%

Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/22	1,000	1,055,010
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/27	2,000	2,258,760
				3,313,770

Pennsylvania–4.13%

Allegheny (County of) Airport Authority (Pittsburgh International Airport); Series 2010 A, Airport RB (INS-AGM) (a)(d)	5.00%	01/01/16	1,000	1,073,570
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/18	3,000	3,462,810
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/21	500	511,810
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.10%	07/01/14	45	45,167
Cumberland (County of) Municipal Authority (Asbury Obligated Group);
Series 2012, Ref. RB	5.00%	01/01/22	750	787,117
Series 2012, Ref. RB	5.25%	01/01/27	1,275	1,320,084
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/20	1,980	2,107,651
Girard School District;
Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	10/01/18	700	644,469
Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	10/01/19	250	221,918
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.25%	07/01/20	2,265	2,304,751
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.00%	01/01/17	500	549,040
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	2,000	2,182,480
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/27	1,500	1,558,560
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB (b)	2.55%	12/03/18	1,500	1,517,250
Pennsylvania (State of) Turnpike Commission;
Series 2013 B, Floating Rate RB (e)	1.21%	12/01/19	2,000	2,000,000
Series 2014 B-1, Ref. Floating Rate RB (e)	1.04%	12/01/21	5,000	5,000,000
Philadelphia (City of) Industrial Development Authority (One Benjamin Franklin Parkway); Series 2007 C, Ref. Lease RB (INS-AGM) (a)	5.00%	02/15/15	2,150	2,213,167
Philadelphia (City of); Eighteenth Series 2004, Gas Works RB (INS-AGC) (a)	5.25%	08/01/18	750	755,730
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/25	1,000	1,096,900
				29,352,474

Rhode Island–0.17%

Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. Higher Education Facility RB	5.00%	09/15/22	1,000	1,173,550

South Carolina–2.22%

Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/26	4,650	5,186,610
Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/24	1,000	1,114,140
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/21	2,000	2,296,780

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.00%	02/01/19	$1,000	$1,148,050
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, Health Facilities RB	5.00%	05/01/23	1,000	1,058,210
Series 2013, Health Facilities RB	5.00%	05/01/28	1,250	1,279,763
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/26	3,215	3,666,675
				15,750,228

South Dakota–0.65%

Educational Enhancement Funding Corp.;
Series 2013 B, Tobacco Settlement RB	5.00%	06/01/23	1,000	1,143,640
Series 2013 B, Tobacco Settlement RB	5.00%	06/01/24	2,000	2,228,460
South Dakota (State of) Health & Educational Facilities Authority (Regional Health);
Series 2010, RB	5.00%	09/01/21	605	693,911
Series 2010, RB	5.00%	09/01/22	500	565,835
				4,631,846

Tennessee–1.25%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. RB	5.00%	10/01/15	115	118,199
Franklin Special School District; Series 1999, Limited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	06/01/15	700	697,746
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/19	770	860,213
Series 2012, Ref. & Improvement RB	5.00%	07/01/22	500	559,515
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health); Series 2008 C, RB	5.25%	06/01/18	1,000	1,145,220
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.25%	09/01/16	325	346,733
Tennessee Energy Acquisition Corp.;
Series 2006 C, Gas RB	5.00%	02/01/23	1,360	1,533,019
Series 2006 C, Gas RB	5.00%	02/01/24	3,225	3,647,056
				8,907,701

Texas–12.06%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (d)	4.85%	04/01/21	1,000	1,043,500
Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, Education RB	5.88%	03/01/24	300	308,049
Series 2014 A, Education RB	6.63%	03/01/29	1,000	1,024,070
Austin (City of); Series 2009, Water & Wastewater System RB	5.00%	11/15/24	1,500	1,754,640
Bexar (County of); Series 2007, Combination Flood Control Limited Tax GO Ctfs. (INS-AGM) (a)	5.00%	06/15/14	1,330	1,332,687
Brownsville (City of); Series 2008 A, Ref. Utilities System RB (INS-AGM) (a)	5.00%	09/01/23	1,240	1,395,930
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin);
Series 2005 A, RB	5.50%	04/01/23	1,670	1,891,960
Series 2005 A, RB	5.50%	04/01/25	1,610	1,791,383
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/33	1,250	1,451,612
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	1,500	1,711,350
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	85	85,327
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB (d)	5.25%	11/01/26	2,000	2,301,520
Greenville (City of);
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/25	2,355	2,559,626
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/26	2,475	2,675,500
Gulf Coast Waste Disposal Authority;
Series 2013, Bayport Area System RB (INS-AGM) (a)	5.00%	10/01/21	1,250	1,455,275
Series 2013, Bayport Area System RB (INS-AGM) (a)	5.00%	10/01/23	2,610	3,026,817
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, First Mortgage RB	4.00%	01/01/23	1,325	1,355,939
Series 2013 A, First Mortgage RB	5.00%	01/01/33	1,090	1,088,648

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB (e)	0.81%	06/01/20	$2,000	$2,000,000
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/28	1,500	1,635,555
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (b)(i)	7.00%	12/01/18	500	630,915
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.25%	11/15/24	1,950	2,224,540
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	2,500	2,729,975
Hidalgo County Health Services Corp. (Mission Hospital, Inc.); Series 2005, Hospital RB	5.00%	08/15/19	350	350,354
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	500	507,820
Houston (City of);
Series 2007 A, Ref. Public Improvement Limited Tax GO Bonds (INS-NATL) (a)	5.00%	03/01/16	1,000	1,082,810
Series 2011 A, Ref. Sub Lien Airport System RB (d)	5.00%	07/01/25	1,000	1,127,150
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (b)(e)	0.81%	06/01/17	9,000	9,037,777
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	5.88%	05/15/21	820	932,242
Series 2012 A, RB	4.00%	02/15/22	635	665,753
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.00%	02/15/15	230	233,669
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.25%	01/01/33	1,600	1,721,952
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	1,000	1,146,900
Series 2012 C, Ref. First Tier RB (b)	1.95%	01/01/19	2,000	2,008,840
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 B-1, TEMPS-75SM Retirement Facility RB	6.13%	11/15/20	500	503,540
Series 2014 B-2, TEMPS-50SM Retirement Facility RB	5.00%	11/15/19	750	753,532
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	6.38%	07/01/33	500	510,150
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/21	1,000	1,158,060
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2009, Ref. Hospital RB	5.75%	11/15/24	1,000	1,169,030
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.00%	11/15/17	500	546,110
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (a)	5.75%	07/01/18	1,540	1,671,732
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, TEMPS-75SM Retirement Facility RB	7.25%	11/15/16	2,680	2,676,891
Texas (State of) Transportation Commission; Series 2006 A, First Tier RB (b)(i)	5.00%	04/01/16	2,000	2,175,080
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS-AMBAC) (a)(g)	0.00%	08/15/18	5,700	5,350,476
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	3,000	3,717,630
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/21	2,600	2,952,352
Series 2012, Gas Supply RB	5.00%	12/15/22	500	571,610
Series 2012, Gas Supply RB	5.00%	12/15/23	3,950	4,468,200
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools);
Series 2012 A, Education RB	4.63%	08/15/22	500	498,615
Series 2012 A, Education RB	5.00%	08/15/27	585	578,828
				85,591,921

Utah–0.51%

Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB (g)(i)	0.00%	07/01/17	1,750	1,625,680
Utah (State of) Transit Authority;
Series 2012, Ref. Sales Tax RB	5.00%	06/15/21	535	634,269
Series 2012, Ref. Sales Tax RB	5.00%	06/15/22	505	602,597
Series 2012, Ref. Sales Tax RB	5.00%	06/15/23	655	771,557
				3,634,103

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–0.84%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diago); Series 2009 A, Sub. RB	6.00%	10/01/14	$260	$263,362
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/17	1,000	1,103,140
Series 2012 A, RB (c)	4.00%	10/01/22	2,205	2,289,363
Virgin Islands (Government of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/19	2,000	2,290,700
				5,946,565

Virginia–1.33%

Dulles Town Center Community Development Authority (Dulles Town Center); Series 2012, Ref. Special Assessment RB	4.25%	03/01/26	700	681,002
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	4.00%	12/01/22	1,000	1,018,790
Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB	5.13%	05/15/24	1,000	1,128,200
Hanover (County of) Economic Development Authority (Covenant Woods); Series 2012 A, Residential Care Facility RB	4.00%	07/01/22	1,320	1,302,906
Route 460 Funding Corp.; Series 2012 B, Sr. Lien Toll Road CAB RB (g)	0.00%	07/01/25	600	359,862
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (d)	5.00%	01/01/27	2,500	2,671,175
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (b)(c)(i)	8.00%	07/01/14	800	821,296
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/19	780	860,707
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	559	599,125
				9,443,063

Washington–2.86%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (d)	5.50%	07/01/25	1,000	1,158,510
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/23	1,000	1,113,860
FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/26	2,000	2,277,580
Kalispel Tribe of Indians; Series 2008, RB	6.20%	01/01/16	100	99,340
Seattle (City of);
Series 2007, Ref. Solid Waste RB (i)	5.00%	02/01/18	1,795	1,991,463
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	1,725	2,056,114
Seattle (Port of) (SEATAC Fuel Facilities LLC);
Series 2013, Ref. Special Facility RB (d)	5.00%	06/01/21	650	754,377
Series 2013, Ref. Special Facility RB (d)	5.00%	06/01/24	1,560	1,817,384
Tes Properties; Series 2009, RB	5.00%	12/01/24	1,000	1,147,410
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/27	500	575,765
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.13%	10/01/24	1,500	1,635,540
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/22	3,260	3,839,432
Washington (State of); Series 2005 C, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(g)	0.00%	06/01/16	1,885	1,868,356
				20,335,131

West Virginia–0.54%

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	262,185
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2011 A, Ref. Solid Waste Disposal Facilities RB (b)(d)	2.25%	09/01/16	3,000	3,049,770
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	500	540,245
				3,852,200

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–1.67%

Milwaukee (County of);
Series 2010 B, Ref. Airport RB (d)	5.00%	12/01/22	$1,250	$1,401,125
Series 2010 B, Ref. Airport RB (d)	5.00%	12/01/23	1,000	1,110,480
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (d)	5.38%	11/01/21	1,370	1,479,655
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB (b)	4.75%	08/15/14	1,000	1,009,150
Series 2009 B, RB (b)	5.13%	08/15/16	1,000	1,097,840
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/25	1,650	1,853,478
Series 2012, RB	5.00%	06/01/26	1,000	1,115,370
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (d)	5.30%	09/01/23	1,585	1,671,905
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.00%	04/01/22	1,050	1,094,142
				11,833,145

Wyoming–0.16%

Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	1,000	1,133,470
TOTAL INVESTMENTS(l)–101.43% (Cost $679,215,008)				720,121,039
FLOATING RATE NOTE OBLIGATIONS –(1.62)%
Notes with interest and fee rates ranging from 0.58% to 0.63% at 05/31/14 and contractual maturities of collateral ranging from 12/15/20 to 08/01/25 (See Note 1D) (m)				(11,525,000)
OTHER ASSETS LESS LIABILITIES–0.19%				1,384,490
NET ASSETS–100.00%				$709,980,529

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
Ctfs.	—Certificates
FHA	—Federal Housing Administration
FTA	—Federal Transit Administration
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAB	—Revenue Anticipation Bonds
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $26,619,587, which represented 3.75% of the Fund’s Net Assets.
(d)	Security subject to the alternative minimum tax.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.
(g)	Zero coupon bonds issued at a discount.
(h)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2014 was $221,014, which represented less than 1% of the Fund’s Net Assets.
(k)	Advance refunded.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	7.9%
(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2014. At May 31, 2014, the Fund’s investments with a value of $19,938,744 are held by Dealer Trusts and serve as collateral for the $11,525,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Intermediate Term Municipal Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Intermediate Term Municipal Income Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2014 was $34,012,733 and $21,294,918, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$43,091,201
Aggregate unrealized (depreciation) of investment securities	(2,250,106)
Net unrealized appreciation of investment securities	$40,841,095
Cost of investments for tax purposes is $679,279,944.

Invesco Intermediate Term Municipal Income Fund

Invesco Municipal Income Fund Quarterly Schedule of Portfolio Holdings May 31, 2014
invesco.com/us VK-MINC-QTR-1 5/14 Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.58%

Alabama–0.65%

Auburn University; Series 2011 A, General Fee RB	5.00%	06/01/36	$1,000	$1,099,290
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (INS-AGC) (a)	6.00%	06/01/39	1,000	1,161,570
Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB (b)	5.20%	06/01/25	2,500	2,533,625
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	900	869,787
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	3	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	4,100	4,652,065
University of Alabama Board of Trustees; Series 2008 A, Hospital RB	5.75%	09/01/22	3,000	3,387,450
University of Alabama; Series 2004 A, General RB (c)	5.00%	07/01/29	1,000	1,003,670
				14,707,457
Alaska–1.31%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/40	1,250	1,329,950
Series 2011 A, RB	5.50%	10/01/41	3,000	3,359,340
Alaska (State of) International Airports System;
Series 2006 B, Ref. RB (INS-NATL) (a)	5.00%	10/01/24	6,525	7,121,712
Series 2006 D, Ref. RB (INS-NATL) (a)	5.00%	10/01/24	9,570	10,426,515
Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.75%	09/01/33	200	228,944
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (INS-AGC) (a)	6.00%	09/01/28	5,000	6,071,600
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC) (a)	5.38%	06/01/28	1,025	1,028,495
				29,566,556
Arizona–3.09%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, RB (INS-BHAC) (a)	5.50%	01/01/38	5,000	5,555,850
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/39	5,000	5,360,250
Arizona (State of);
Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/24	2,375	2,551,154
Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/26	2,420	2,575,558
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network);
Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,655	1,678,418
Series 2005 B, Ref. Hospital RB	5.25%	12/01/23	3,250	3,345,972
Series 2005 B, Ref. Hospital RB	5.25%	12/01/25	2,250	2,309,197
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	1,000	1,058,780
Series 2010, RB	5.13%	05/15/40	2,150	2,277,645
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (a)	5.25%	01/01/32	1,665	1,717,448
Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/39	1,000	1,090,640
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (d)	5.50%	06/01/14	1,000	1,000,140
Series 2009 E, PCR (d)	5.75%	06/01/16	1,000	1,097,060
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	600	562,038
Series 2009, Education RB	7.13%	01/01/45	570	536,678
Phoenix (City of) Industrial Development Authority (Great Hearts Academies);
Series 2012, Education RB	6.30%	07/01/42	1,000	1,029,590
Series 2012, Education RB	6.40%	07/01/47	400	411,200
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	6.50%	07/01/34	1,095	1,131,726

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of) Industrial Development Authority (Rowan University);
Series 2012, Lease RB	5.00%	06/01/42	$5,000	$5,253,900
Series 2012, Lease RB	5.25%	06/01/34	3,000	3,206,970
Phoenix Civic Improvement Corp.;
Series 2004, Jr. Lien Wastewater System RB (c)(d)	5.00%	07/01/14	2,000	2,008,360
Series 2008 B, Sr. Lien Airport RB (b)	5.25%	07/01/19	1,000	1,143,160
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.00%	05/01/34	1,000	1,012,040
Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2007, Water & Wastewater RB (b)	6.55%	12/01/37	1,600	1,624,160
Series 2008, Water & Wastewater RB (b)	6.38%	12/01/18	617	636,911
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	1,925	2,021,019
Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB	5.25%	07/01/41	2,000	2,180,560
Pinal (County of) Electric District No. 4;
Series 2008, Electrical System RB	6.00%	12/01/23	550	614,592
Series 2008, Electrical System RB	6.00%	12/01/28	740	804,565
Salt River Project Agricultural Improvement & Power District;
Series 2009 A, Electric System RB (f)	5.00%	01/01/25	3,000	3,428,550
Series 2009 A, Electric System RB (f)	5.00%	01/01/28	2,000	2,278,120
University Medical Center Corp.; Series 2009, Hospital RB	6.00%	07/01/24	1,250	1,450,900
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds (e)	6.00%	07/15/27	2,000	2,237,560
Series 2013 B, Unlimited Tax GO Bonds (e)	5.70%	07/15/29	775	838,325
Series 2013 B, Unlimited Tax GO Bonds (e)	6.00%	07/15/33	710	770,890
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/25	1,000	1,156,040
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	500	574,010
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-SGI) (a)	5.00%	07/01/24	1,000	1,093,460
				69,623,436
Arkansas–0.16%

Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS-AGM) (a)	5.00%	03/01/34	1,825	1,962,423
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds	4.60%	03/01/24	1,495	1,691,144
				3,653,567
California–12.69%

Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	2,000	2,253,220
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/25	4,535	5,135,253
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	735	861,758
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (a)	5.25%	09/01/35	3,780	3,784,347
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/31	40	20,367
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-NATL) (a)	6.00%	04/01/22	2,000	2,332,220
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB (b)(f)	4.95%	12/01/37	9,585	9,789,544
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	5,000	5,596,150
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	500	530,675
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (c)(d)	5.50%	02/01/20	1,000	1,221,910
California (State of) Housing Finance Agency;
Series 1983 B, Home Mortgage CAB RB (CEP-FHA) (g)	0.00%	08/01/15	10	9,365
Series 2008 K, Home Mortgage RB (b)	5.30%	08/01/23	1,835	1,886,527
Series 2008 K, Home Mortgage RB (b)	5.45%	08/01/28	4,000	4,089,000

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB	5.00%	01/01/28	$1,525	$1,669,295
Series 2011, RB	5.75%	01/01/33	450	514,516
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (b)(e)	5.00%	07/01/30	3,160	3,287,727
Series 2012, Water Furnishing RB (b)(e)	5.00%	07/01/37	6,955	7,164,485
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	2,000	2,000,000
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,051,250
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,265,100
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS-Cal-Mortgage) (a)	5.75%	08/15/38	500	552,185
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	7,000	7,462,350
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.25%	08/01/24	1,720	2,066,339
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (c)	5.25%	10/01/24	270	273,702
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	6.25%	11/15/19	500	553,760
Series 2009, Senior Living RB	6.63%	11/15/24	2,000	2,305,640
California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	3,500	4,294,430
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	250	288,713
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	5,000	5,442,500
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/36	5,000	5,561,700
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 A, Ref. VRD RB (LOC-Union Bank N.A.) (m)(n)	0.06%	11/01/26	1,300	1,300,000
Capistrano Unified School District; Series 2005, Community Facilities Special Tax RB (INS-NATL) (a)	5.00%	09/01/25	5,000	5,108,500
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	08/01/29	1,585	838,719
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/39	1,000	308,430
Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS-AMBAC) (a)	6.70%	08/01/21	425	498,950
El Centro (City of) Financing Authority; Series 2006 A, Wastewater RB (INS-AGM) (a)	5.00%	10/01/26	2,000	2,193,460
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/32	5,030	2,185,837
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/33	4,185	1,708,024
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/28	1,000	1,036,230
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,522,350
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	9,895	9,036,015
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	10,915	9,080,625
Golden West Schools Financing Authority; Series 1999 A, Ref. RB (INS-NATL) (a)	5.75%	08/01/19	265	314,444
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS-AGM) (a)	5.00%	08/01/26	2,000	2,344,640
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/34	1,500	604,155
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.50%	08/01/29	2,000	2,336,440
Long Beach Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds	5.75%	08/01/33	5,000	5,887,050
Los Angeles (City of) Department of Water & Power; Subseries 2008 A-1, Power System RB (f)	5.25%	07/01/38	2,000	2,261,360
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,500	1,699,500
Los Angeles Unified School District (Election of 2002); Series 2007 B, Unlimited Tax GO Bonds (INS-AMBAC) (a)	4.50%	07/01/26	2,000	2,202,640

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/29	$3,000	$3,459,180
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(g)	0.00%	08/01/35	3,260	1,156,681
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/34	1,500	1,705,755
Oakland (Port of);
Series 2007 A, Ref. Intermediate Lien RB (INS-NATL) (a)(b)	5.00%	11/01/29	4,000	4,340,080
Series 2012 P, Ref. Sr. Lien RB (b)	5.00%	05/01/28	2,000	2,231,520
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/33	775	862,598
Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	08/01/26	1,080	1,133,060
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/37	1,170	378,986
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/38	4,770	1,468,254
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/39	5,010	1,454,353
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/40	5,260	1,438,978
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/41	5,520	1,433,323
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	08/01/31	2,420	2,764,535
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/35	1,500	560,325
Poway Unified School District (Community Facilities District No. 6); Series 2007, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/35	5,000	5,134,650
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	07/01/25	1,415	1,608,699
Redondo Beach Unified School District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.13%	08/01/37	2,000	2,176,680
Regents of the University of California;
Series 2009 O, General RB	5.25%	05/15/39	500	573,550
Series 2009 O, General RB (f)	5.75%	05/15/23	5,570	6,807,654
Series 2009 O, General RB (f)	5.75%	05/15/25	8,205	9,979,495
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,500	2,981,750
Riverside (City of); Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/38	6,335	6,777,626
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/44	2,500	2,757,450
Sacramento (County of);
Series 2009 B, Sr. Airport System RB (INS-AGC) (a)	5.50%	07/01/34	1,500	1,710,060
Series 2010, Sr. Airport System RB	5.00%	07/01/40	4,300	4,622,629
San Bernardino Community College District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (c)(d)	6.50%	08/01/18	525	645,834
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/20	1,000	1,171,700
Series 2011, RB	6.50%	12/01/21	2,000	2,386,360
Series 2011, RB	6.50%	12/01/22	2,000	2,337,560
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (f)	5.25%	08/01/33	7,500	8,675,700
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (b)	5.00%	05/01/23	10,000	11,546,400
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.00%	08/01/24	1,000	1,125,740
San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB	5.25%	03/01/31	1,500	1,729,710
San Jose (City of);
Series 2011 A-1, Airport RB (b)	5.25%	03/01/26	2,730	3,071,223
Series 2011 A-1, Airport RB (b)	6.25%	03/01/34	2,500	2,911,200
San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS-AMBAC) (a)	5.00%	10/01/31	5,140	5,265,365
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.38%	09/01/29	2,530	2,783,632
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS-AMBAC) (a)	5.00%	08/15/27	5,380	5,488,999
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2005 A, Ref. RB (INS-AMBAC) (a)	5.00%	10/01/35	2,000	2,007,940

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

Southern California Metropolitan Water District; Series 2005 A, RB (INS-AGM) (a)	5.00%	07/01/35	$2,000	$2,086,100
Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS-AMBAC) (a)(h)	9.62%	07/01/15	9,000	9,432,000
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/26	1,250	798,125
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,367,440
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	08/01/27	7,865	4,600,789
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.50%	09/01/34	1,000	1,097,910
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/24	3,570	2,562,225
Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS-AGC) (a)	5.00%	09/01/33	1,500	1,637,670
				285,978,890
Colorado–1.68%

Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (a)	5.00%	06/01/37	1,070	1,104,422
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2004 A, RB	5.25%	06/01/34	1,000	1,000,960
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2013, RB	5.63%	06/01/43	2,500	2,762,800
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/41	2,650	2,920,141
Series 2010, Private Activity RB	6.50%	01/15/30	2,400	2,751,000
Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise);
Series 2009 A, Water Resource RB (INS-AGC) (a)	5.13%	12/01/30	400	446,332
Series 2009 A, Water Resource RB (INS-AGC) (a)	5.25%	12/01/38	525	585,365
Colorado Springs (City of);
Series 2002, Hospital RB (c)(d)	5.25%	12/15/18	3,530	4,193,852
Series 2002, Hospital RB (c)(d)	5.25%	12/15/18	3,375	4,009,702
Series 2010 D-1, Utilities System RB	5.25%	11/15/33	1,000	1,153,710
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds (f)	5.00%	08/01/24	6,000	6,963,240
Series 2008, Unlimited Tax GO Bonds (f)	5.00%	08/01/25	1,500	1,737,480
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/35	5,680	5,770,880
Denver (City of) Health & Hospital Authority; Series 2004 A, Ref. Health Care RB (c)(d)	6.25%	12/01/14	750	773,048
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	500	500,925
University of Colorado; Series 2009 A, Enterprise System RB	5.25%	06/01/30	1,075	1,254,073
				37,927,930
Connecticut–1.06%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(b)	6.60%	07/01/24	1,000	1,003,380
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (b)	5.50%	04/01/21	3,000	3,417,150
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2011 A, RB	5.00%	07/01/26	1,000	1,103,300
Series 2011 A, RB	5.00%	07/01/41	5,700	6,062,976
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University);
Series 2007 J, RB (INS-NATL) (a)	5.75%	07/01/33	1,000	1,140,100
Series 2007 K-2, RB (INS-NATL) (a)	5.00%	07/01/23	1,100	1,250,106
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/41	5,000	5,446,150
Hamden (Town of) (Whitney Center); Series 2009 C, RB (d)	7.25%	01/01/16	1,000	1,023,500
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,508,050
				23,954,712

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware–0.08%

Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/31	$1,050	$1,152,637
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	630	654,079
				1,806,716
District of Columbia–2.52%

District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/31	2,980	3,105,518
Series 2011, RB	6.63%	03/01/41	1,100	1,155,308
District of Columbia (National Public Radio, Inc.); Series 2010 A, RB (c)(d)	5.00%	04/01/15	1,205	1,253,610
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	2,200	2,463,252
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (a)	5.50%	10/01/41	4,000	4,479,800

District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	12,000	12,203,880
Series 2009 A, Sec. Income Tax RB (f)	5.00%	12/01/23	10,715	12,525,085
Series 2009 A, Sec. Income Tax RB (f)	5.25%	12/01/27	6,860	8,050,416
Series 2009 B, Ref. Sec. Income Tax RB (f)	5.00%	12/01/24	4,285	4,989,325
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	6,290	6,573,301
				56,799,495
Florida–6.66%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,054,350
Series 2007, IDR	5.88%	11/15/36	1,000	989,820
Broward (County of); Series 2009 A, Water & Sewer Utility RB	5.13%	10/01/28	1,500	1,707,105
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	3,000	3,506,850
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB (e)	7.25%	05/15/26	1,000	1,094,230
Series 2014 A, Continuing Care Community RB (e)	7.75%	05/15/35	2,500	2,682,775
Series 2014 B-2, TEMPS-70sm Continuing Care Community RB (e)	6.50%	05/15/20	2,400	2,414,688
Crossings at Fleming Island Community Development District; Series 2000 B, Ref. Special Assessment RB (INS-NATL) (a)	5.80%	05/01/16	390	390,039
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	3,250	3,699,767
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (a)	5.95%	07/01/20	410	439,750
Florida (State of) Board of Education; Series 2007 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/19	3,715	4,085,051
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (f)	5.00%	07/01/26	1,305	1,471,675
Series 2008 A, Ref. Turnpike RB (f)	5.00%	07/01/27	1,325	1,492,056
Series 2008 A, Ref. Turnpike RB (f)	5.00%	07/01/28	1,440	1,611,000
Series 2008 A, Ref. Turnpike RB (f)	5.00%	07/01/32	2,500	2,769,525
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2010, RB	5.00%	12/01/37	2,250	2,402,280
Florida (State of) Mid-Bay Bridge Authority;
Series 1991 A, RB (c)	6.88%	10/01/22	2,500	3,256,950
Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	1,840	1,931,908
Florida Housing Finance Corp. (Homeowner Mortgage);
Series 2008 1, RB (CEP-GNMA) (b)	5.80%	07/01/28	745	767,261
Series 2008 1, RB (CEP-GNMA) (b)	6.00%	07/01/39	455	473,350
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2006 C, RB (c)(d)	5.25%	11/15/16	100	111,885
Series 2006 C, RB	5.25%	11/15/36	3,900	4,196,829
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (a)(b)	5.38%	10/01/33	2,500	2,783,075
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	6,500	6,984,510
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/34	500	527,100

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	5.38%	07/01/29	$1,000	$1,132,000
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS-AGC) (a)	5.63%	06/01/34	1,000	1,083,860
Series 2009, Public Facilities RB (INS-AGC) (a)	5.75%	06/01/39	775	838,496
Miami-Dade (County of) (Miami International Airport);
Series 2005, Aviation RB (INS-AGC) (a)(b)	5.00%	10/01/38	16,100	16,297,225
Series 2010 A, Aviation RB	5.38%	10/01/35	3,105	3,552,555
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (a)	5.50%	04/01/38	4,000	4,292,600
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (a)	5.00%	07/01/35	3,350	3,586,208
Miami-Dade (County of) School Board; Series 2008 B, COP (INS-AGC) (a)	5.25%	05/01/26	5,000	5,594,500
Miami-Dade (County of);
Series 2005 B, Sub. Special Obligation RB (INS-NATL) (a)	5.00%	10/01/35	2,500	2,611,025
Series 2009 C, Professional Sports Franchise Facility Tax RB (INS-AGC) (a)	5.75%	10/01/39	550	607,057
Series 2010, Water & Sewer System RB (INS-AGM) (a)	5.00%	10/01/39	4,500	4,834,080
Series 2010 B, Aviation RB (INS-AGM) (a)	5.00%	10/01/35	1,205	1,295,170
Series 2012 A, Ref. Aviation RB (b)	5.00%	10/01/30	2,000	2,193,220
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (a)	5.00%	10/01/35	3,800	4,147,130
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS-AGM) (a)	5.00%	07/01/30	625	677,394
Palm Beach (County of) Health Facilities Authority (The Waterford);
Series 2007, RB	5.25%	11/15/17	1,540	1,736,134
Series 2007, RB	5.88%	11/15/37	800	859,344
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/35	1,500	1,666,875
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(d)	5.35%	05/01/18	5,200	5,932,680
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/36	490	341,089
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB (e)	5.25%	10/01/27	3,500	3,754,415
Series 2007 A, Special Obligation RB (e)	5.75%	10/01/22	500	548,405
Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/34	1,275	1,225,071
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (f)	5.00%	08/15/42	18,000	18,720,180
Sunrise (City of);
Series 1998, Ref. Utility System RB (c)(d)	5.20%	10/01/20	1,725	2,047,747
Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.00%	10/01/28	1,150	1,230,489
Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.20%	10/01/22	2,275	2,523,635
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (a)	6.00%	10/01/29	3,000	3,979,260
				150,151,673
Georgia–2.04%

Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS-AGC) (a)	5.25%	06/01/34	1,000	1,078,010
Atlanta (City of) (Atlantic Station);
Series 2007, Ref. Tax Allocation RB (INS-AGC) (a)	5.25%	12/01/21	1,370	1,480,216
Series 2007, Ref. Tax Allocation RB (INS-AGC) (a)	5.25%	12/01/22	1,000	1,075,030
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	4,810	5,683,736
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,500	2,606,000
Atlanta (City of);
Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (c)	5.00%	01/01/15	3,000	3,085,290
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,000	1,217,040
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,000	1,213,610
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/34	1,500	1,645,200
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.38%	11/01/39	1,500	1,640,805
Series 2010 C, Ref. General Airport RB	5.25%	01/01/30	1,500	1,697,910
Series 2010 C, Ref. General Airport RB	6.00%	01/01/30	1,000	1,188,900
Series 2010 C, Ref. General Airport RB (INS-AGM) (a)	5.25%	01/01/30	1,500	1,686,465
Augusta (City of); Series 2004, Water & Sewerage RB (INS-AGM) (a)	5.25%	10/01/39	3,000	3,046,110

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)

DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/19	$600	$699,480
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB	6.38%	11/15/29	700	789,558
Georgia (State of) Municipal Electric Authority;
Series 1998 Y, Power RB (c)	6.50%	01/01/17	190	201,790
Series 1998 Y, Power RB (INS-NATL) (a)	6.50%	01/01/17	6,055	6,545,092
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.50%	07/01/34	1,000	1,098,760
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/32	2,000	2,173,080
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2008, RAC (INS-AGC) (a)	6.38%	08/01/29	2,135	2,452,795
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	1,500	1,616,880
Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS-AGC) (a)	5.50%	06/15/35	1,020	1,131,670
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/30	750	806,557
				45,859,984
Guam–0.05%

Guam (Territory of) Power Authority; Series 2010 A, RB (INS-AGM) (a)	5.00%	10/01/37	1,100	1,162,546
Hawaii–0.44%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/39	2,000	2,242,620
Hawaii (State of) Department of Budget & Finance;
Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/32	1,500	1,604,505
Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/37	1,250	1,342,600
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (f)	5.25%	04/01/29	4,120	4,768,776
				9,958,501
Idaho–0.59%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	1,000	1,142,410
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	6.13%	12/01/28	655	767,601
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	550	564,240
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/23	4,230	4,809,975
Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/24	3,485	3,947,982
Idaho (State of) Housing & Finance Association;
Series 2008 A, Class II, Single Family Mortgage RB (b)	5.85%	07/01/36	870	887,896
Series 2008 A, Class III, Single Family Mortgage RB (b)	5.70%	07/01/28	1,110	1,147,851
				13,267,955
Illinois–14.15%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	2,250	2,288,543
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	1,500	1,411,335
Bourbonnais (Village of) (Olivet Nazarene University); Series 2007, Industrial Project RB (INS-Radian) (a)	5.13%	11/01/37	3,755	3,800,586
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, COP (e)	7.00%	01/15/29	4,027	4,155,743
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP-GNMA) (b)	6.13%	02/20/42	1,440	1,441,915
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	445	356,374
Chicago (City of) (Midway Airport);
Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (a)	5.00%	01/01/21	5,925	6,086,338
Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (a)	5.00%	01/01/22	6,220	6,388,997
Series 2013 A, Ref. Second Lien RB (b)	5.50%	01/01/32	5,000	5,526,900
Series 2014 A, Ref. Second Lien RB (b)	5.00%	01/01/41	2,725	2,867,981

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)

Chicago (City of) (O’Hare International Airport);
Series 2003 E, Ref. Third Lien General Airport RB (INS-AGC) (a)	5.00%	01/01/34	$5,000	$5,016,600
Series 2004 A, Ref. Third Lien General Airport RB (INS-AGC) (a)	5.00%	01/01/29	1,000	1,022,330
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/24	6,000	6,387,960
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/26	3,855	4,092,931
Series 2005 A, Third Lien General Airport RB (INS-NATL) (a)	5.25%	01/01/24	5,000	5,323,300
Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(f)	5.00%	01/01/33	3,000	3,137,460
Series 2012 B, Ref. Sr. Lien General Airport RB (b)	5.00%	01/01/30	5,000	5,359,700
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/22	3,184	3,186,165
Chicago (City of) Board of Education (School Reform);
Series 1998 B-1, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	12/01/19	2,845	2,483,429
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	12/01/19	1,500	1,309,365
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	12/01/25	1,020	611,062
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (f)	5.00%	12/01/24	15,000	17,420,850
Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/33	1,270	1,444,066
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/25	4,840	5,127,399
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (f)	5.25%	12/01/36	12,000	13,114,320
Chicago (City of);
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.38%	01/01/17	2,000	2,168,980
Series 2002 A, Ref. Project Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.63%	01/01/39	145	145,100
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(f)	5.25%	01/01/24	4,200	4,564,392
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(f)	5.25%	01/01/25	4,400	4,755,124
Series 2011, COP	7.13%	05/01/21	2,800	3,068,464
Series 2011 A, Sales Tax RB	5.00%	01/01/41	1,000	1,043,220
Cook County School District No. 100 (Berwyn South);
Series 1997, Unlimited Tax GO Bonds (INS-AGM) (a)	8.10%	12/01/16	345	404,985
Series 1997, Unlimited Tax GO Bonds (INS-AGM) (a)	8.20%	12/01/14	290	300,930
Cook County School District No. 122 (Ridgeland);
Series 2000, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	12/01/17	2,605	2,524,167
Series 2000, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	12/01/18	2,995	2,742,521
Series 2000, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	12/01/20	4,050	3,437,640
DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/26	2,600	2,883,348
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/27	990	1,097,890
Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB (i)	5.38%	03/01/16	1,000	550,100
Huntley (Village of) Special Service Area No. 10; Series 2007, Ref. Special Tax RB (INS-AGC) (a)	5.10%	03/01/29	3,000	3,161,220
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS-NATL) (a)	5.85%	07/01/19	1,750	1,757,228
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.50%	11/01/38	1,000	1,166,580
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	6.00%	03/01/38	2,500	2,803,300
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/39	1,865	1,919,160
Series 2014 A, RB	5.00%	09/01/42	1,290	1,324,275
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB	6.00%	10/01/32	1,000	1,169,650
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB (c)	6.25%	04/15/22	1,000	1,233,280
Series 1992 C, RB (c)	6.25%	04/15/22	1,150	1,436,626
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB (i)	5.50%	08/15/18	1,000	900
Series 2008 A, Ref. RB (i)	6.00%	08/15/22	250	225
Series 2008 A, Ref. RB (i)	6.13%	08/15/28	1,500	1,350
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.00%	05/15/22	2,335	2,463,448
Series 2012, Ref. RB	5.50%	05/15/27	2,250	2,351,610
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (f)	5.38%	08/15/24	1,000	1,146,740
Series 2009 A, RB (f)	5.75%	08/15/30	2,000	2,307,580

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	$1,500	$1,087,500
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/33	2,000	2,133,120
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 1999 A, RB (INS-AGM) (a)	5.50%	05/15/24	12,000	13,157,640
Series 1999 B, RB (INS-AGM) (a)	5.00%	05/15/17	5,100	5,547,066
Series 1999 B, RB (INS-AGM) (a)	5.00%	05/15/18	5,050	5,565,251
Series 1999 B, RB (INS-AGM) (a)	5.25%	05/15/29	3,000	3,186,750
Series 2009, Ref. RB	6.13%	05/15/25	2,870	3,213,281
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	2,000	2,225,920
Illinois (State of) Finance Authority (Robert Morris College);
Series 2000, RB (INS-NATL) (a)	5.75%	06/01/20	1,305	1,308,080
Series 2000, RB (INS-NATL) (a)	5.80%	06/01/30	1,000	1,001,270
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.40%	04/01/27	1,000	1,030,550
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	4,500	5,396,265
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	3,500	3,828,545
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,745	3,035,174
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (a)	5.38%	03/01/35	1,000	1,079,570
Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/34	1,000	1,125,910
Series 2011 A, RB	6.00%	08/15/41	4,000	4,574,480
Series 2011 A, RB (INS-AGM) (a)	6.00%	08/15/41	650	746,005
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 B, Ref. Conv. CAB RB (INS-NATL) (a)(j)	5.65%	06/15/22	20,000	20,052,200
Series 2002 B, Ref. RB (INS-NATL) (a)	5.40%	06/15/19	9,250	10,349,270
Series 2012 A, RB	5.00%	06/15/42	3,175	3,363,436
Illinois (State of) Municipal Electric Agency; Series 2006, Power Supply System RB (INS-NATL) (a)	5.00%	02/01/26	4,000	4,235,160
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (f)	5.00%	01/01/38	8,000	8,786,560
Illinois (State of);
Series 1991, Civic Center RB (INS-AMBAC) (a)	6.25%	12/15/20	2,880	3,218,429
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/31	4,000	4,356,960
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	2,460	2,657,243
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/33	2,650	2,868,015
Lake County Community Consolidated School District No. 50 (Woodland); Series 2000 B, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	12/01/14	1,200	1,198,980
Lake County Community Unit School District No. 60 (Waukegan);
Series 1999 A, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	12/01/17	2,875	2,785,789
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	12/01/17	3,915	3,666,593
McHenry & Kane Counties Community Consolidated School District No. 158 (Huntley); Series 2000, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	01/01/17	3,000	2,934,900
McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/30	3,820	4,185,918
McHenry County Community High School District No. 154 (Marengo); Series 2001, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	01/01/16	1,330	1,315,024
Northern Illinois University;
Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.25%	04/01/28	2,000	2,173,860
Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.50%	04/01/26	2,000	2,220,000
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (i)	5.80%	03/01/37	1,500	506,700
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/21	1,000	1,182,310
Series 2010, RB	6.00%	06/01/28	10,000	11,727,100
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (i)	6.25%	03/01/35	958	507,730
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/36	1,000	1,084,380
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	531	531,473
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (b)	7.00%	12/01/42	410	418,786
				318,860,875

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–2.15%

Carmel (City of) (Barrington Carmel); Series 2012 C-2, TEMPS-65sm RB	5.25%	11/15/18	$2,500	$2,501,225
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	546,175
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/41	11,000	11,703,560
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,220	1,254,831
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	2,500	2,545,025
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	05/15/41	2,000	2,115,440
Indiana (State of) Municipal Power Agency;
Series 2009 B, Power Supply System RB	5.75%	01/01/29	200	233,326
Series 2009 B, Power Supply System RB	6.00%	01/01/39	3,000	3,401,400
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (b)	5.10%	01/15/17	1,500	1,658,430
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority); Series 2006 F, RB (INS-AMBAC) (a)(b)	5.00%	01/01/18	500	543,500
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/29	1,000	1,113,620
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS-AGM) (a)	5.25%	01/15/27	2,815	3,186,327
Noblesville (City of) Redevelopment Authority (146th Street Extension); Series 2006 A, Economic Development Lease Rental RB	5.25%	08/01/25	1,570	1,722,070
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1993 B, Ref. PCR (INS-NATL) (a)	5.40%	08/01/17	9,850	11,146,752
Rockville School Building Corp.; Series 2006, First Mortgage RB (c)(d)	5.00%	01/15/16	1,000	1,076,650
St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/14	130	129,809
Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/15	130	120,227
Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/16	135	115,625
Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/17	225	178,461
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (b)	6.75%	01/01/34	1,500	1,672,485
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (e)	5.50%	09/01/27	1,500	1,512,285
				48,477,223
Iowa–2.23%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/34	1,860	1,994,924
Ames (City of) (Mary Greeley Medical Center);
Series 2011, Hospital RB	5.25%	06/15/36	7,000	7,465,360
Series 2011, Hospital RB	5.50%	06/15/30	1,000	1,089,860
Series 2011, Hospital RB	5.63%	06/15/31	1,500	1,638,900
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (f)(k)	5.00%	06/01/25	5,815	6,756,623
Series 2009 A, Special Obligation RB (f)(k)	5.00%	06/01/26	4,360	5,066,015
Series 2009 A, Special Obligation RB (f)(k)	5.00%	06/01/27	9,300	10,810,878
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005, Health Facilities RB (INS-AGC) (a)	5.25%	02/15/29	2,000	2,249,700
Series 2008 A, Health Facilities RB (INS-AGC) (a)	5.25%	08/15/29	1,500	1,692,015
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	1,865	1,917,015
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (b)	5.70%	12/01/27	7,810	8,392,938
Washington (County of) Hospital; Series 2006, Hospital RB	5.50%	07/01/32	1,275	1,287,674
				50,361,902
Kansas–0.53%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,500	1,704,060
Kansas (State of) Development Finance Authority (University of Kansas Health System);
Series 2011 H, Health Facilities RB	5.00%	03/01/34	1,000	1,062,490
Series 2011 H, Health Facilities RB	5.13%	03/01/39	2,000	2,120,820
Series 2011 H, Health Facilities RB	5.38%	03/01/29	1,000	1,105,100
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.25%	07/01/44	2,000	2,154,840
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,589,100

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)

Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System RB (INS-BHAC) (a)	5.00%	09/01/29	$2,000	$2,270,780
				12,007,190
Kentucky–1.23%

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.38%	08/15/24	3,000	3,375,630
Series 2009 A, Hospital RB	5.63%	08/15/27	1,000	1,103,840
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/33	5,070	5,384,796
Subseries 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/38	4,000	4,233,320
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	3,200	3,594,144
Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/28	3,000	3,438,600
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (a)	5.25%	10/01/35	6,000	6,699,180
				27,829,510
Louisiana–2.30%

Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/34	550	591,607
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee) (a)	6.50%	12/01/18	4,745	4,898,074
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB	5.25%	02/01/34	1,550	1,742,184
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. Hospital RB	6.00%	01/01/39	2,000	2,281,660
Series 2011 A, Ref. Hospital RB (INS-AGM) (a)	5.38%	01/01/31	400	434,932
Series 2011 A, Ref. Hospital RB (INS-AGM) (a)	6.00%	01/01/39	1,000	1,140,830
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.00%	10/01/25	1,000	1,111,990
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	1,364	504,953
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program);
Series 2000, RB (INS-ACA) (a)	6.55%	09/01/25	4,860	5,266,442
Series 2000 A, RB (INS-AMBAC) (a)	6.30%	07/01/30	1,780	1,912,841
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.38%	04/01/31	1,000	1,102,340
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (a)	5.50%	02/01/39	1,500	1,643,700
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/29	1,600	1,779,312
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	1,106,962
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (c)(d)	5.50%	05/15/26	1,010	1,312,455
Louisiana (State of); Series 2006 A, Gas & Fuels Tax RB (INS-AGC) (a)	5.00%	05/01/28	2,500	2,695,650
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	6.00%	01/01/23	2,000	2,310,400
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (a)	5.00%	12/01/30	2,580	2,835,601
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	5,000	5,236,950
Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (INS-AGM) (a)	5.00%	04/01/31	2,645	2,883,394
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/35	8,500	9,101,460
				51,893,737
Maryland–1.44%

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	1,000	1,083,360
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,000	2,046,640
Maryland (State of) Community Development Administration; Series 2007, RB (b)	5.05%	09/01/32	2,005	2,052,940

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.13%	01/01/36	$4,000	$4,490,120
Series 2011 A, RB	6.25%	01/01/31	3,175	3,616,071
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	6.13%	01/01/30	4,250	4,726,637
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB	6.00%	07/01/41	1,000	1,140,840
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2004, Ref. RB	5.50%	08/15/33	3,000	3,027,240
Series 2011, RB	5.00%	08/15/41	5,000	5,278,100
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	2,000	2,367,700
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,460	1,555,075
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,030	1,116,345
				32,501,068
Massachusetts–2.45%

Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS-NATL) (a)	5.25%	11/01/19	4,390	4,904,552
Massachusetts (State of) College Building Authority; Series 2009 A, RB	5.50%	05/01/39	1,000	1,142,470
Massachusetts (State of) Development Finance Agency (Boston University); Series 2013 U-1, Floating Rate RB (d)(l)	0.64%	03/30/17	4,000	3,994,197
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS-NATL) (a)	5.38%	02/01/27	2,000	2,255,300
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (c)(d)	5.75%	05/01/19	2,000	2,443,280
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (f)	5.50%	11/15/36	20,955	24,565,337
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (a)	5.25%	07/01/33	750	844,493
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/17	732	726,264
Series 2011 A-1, RB	6.25%	11/15/39	1,692	1,423,459
Series 2011 A-2, RB	5.50%	11/15/46	128	92,464
Series 2011 B, CAB RB (g)	0.00%	11/15/56	637	2,864
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (f)	5.50%	07/01/36	6,680	7,749,602
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/42	1,050	1,099,634
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,000	1,179,990
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	1,000	1,060,680
Massachusetts (State of) Housing Finance Agency; Series 2007 C, RB (b)	5.10%	12/01/27	1,685	1,747,294
				55,231,880
Michigan–0.75%

Detroit (City of);
Series 2003 B, Sr. Lien Sewage Disposal System RB (INS-AGM) (a)	7.50%	07/01/33	5,750	6,318,445
Series 2006 B, Second Lien Water Supply System RB (INS-AGM) (a)	6.25%	07/01/36	1,000	1,021,760
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (d)	5.50%	01/15/15	375	387,124
Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/29	500	557,820
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (b)	7.50%	01/01/21	1,245	1,244,987
Wayne (County of) Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB (b)	5.00%	12/01/32	1,500	1,581,225
Series 2012 B, RB (b)	5.00%	12/01/37	1,500	1,547,685
Series 2012 D, Ref. RB (b)	5.00%	12/01/28	2,500	2,690,825
Wyoming (City of); Series 2008, Water Supply System RB	5.13%	06/01/28	1,305	1,464,706
				16,814,577
Minnesota–0.88%

Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	1,000	830,530

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)

Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.75%	11/15/32	$3,000	$3,565,230
Series 2008 B, Health Care System RB (INS-AGC) (a)	6.50%	11/15/38	5,275	6,232,887
Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	2,000	2,022,780
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/30	1,060	1,155,888
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB	5.75%	07/01/39	2,000	2,174,900
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	3,800	3,932,620
				19,914,835
Mississippi–0.09%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	2,000	2,001,160
Missouri–1.50%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS-AGC) (a)	5.00%	10/01/39	2,000	2,136,240
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.75%	06/01/39	2,150	2,335,308
Cass (County of); Series 2007, Hospital RB	5.38%	05/01/22	1,000	1,030,840
Gladstone (City of); Series 2006 A, COP (INS-SGI) (a)	5.00%	06/01/22	1,295	1,406,823
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	5,990	6,968,347
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/27	1,000	1,085,570
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	390	411,189
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB	5.63%	05/15/39	2,500	2,686,850
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,230,516
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	950	1,004,312
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/31	3,325	3,485,963
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	450	455,351
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.88%	09/01/43	1,750	1,890,437
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,000	1,047,700
St. Louis (County of) Industrial Development Authority (Ranken Jordan);
Series 2007, Ref. Health Facilities RB	5.00%	11/15/27	1,350	1,340,833
Series 2007, Ref. Health Facilities RB	5.00%	11/15/35	2,600	2,440,464
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	500	510,975
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,250	1,265,988
St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (INS-AMBAC) (a)	4.50%	02/15/28	1,000	1,012,530
				33,746,236
Montana–0.05%

Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	1,000	1,130,670
Nebraska–1.15%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	2,000	2,113,340
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (a)	5.38%	04/01/39	4,000	4,553,520
Nebraska (State of) Public Power District; Series 2007 B, General RB (INS-BHAC) (a)	5.00%	01/01/37	15,570	16,933,621
University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB	5.25%	07/01/39	1,000	1,122,360

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)

University of Nebraska (Omaha Health & Recreation); Series 2008, RB	5.00%	05/15/33	$1,000	$1,104,160
				25,827,001
Nevada–1.50%

Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	2,000	2,176,780
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/42	2,000	2,167,160
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (a)	5.25%	07/01/39	5,500	5,979,985
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds	5.63%	07/01/32	1,500	1,726,320
Clark (County of);
Series 1992 A, Transportation Improvement Limited Tax GO Bonds (INS-AMBAC) (a)	6.50%	06/01/17	3,000	3,492,060
Series 2004 A-1, Sub. Lien Airport System RB (b)(c)(d)	5.50%	07/01/14	3,045	3,058,550
Series 2004 A-1, Sub. Lien Airport System RB (b)(c)(d)	5.50%	07/01/14	3,000	3,013,350
Series 2004 A-2, Sub. Lien Airport System RB (c)(d)	5.13%	07/01/14	1,000	1,004,230
Series 2004 A-2, Sub. Lien Airport System RB (c)(d)	5.13%	07/01/14	1,000	1,004,230
Clark County School District; Series 2007 C, Building Limited Tax GO Bonds	5.00%	06/15/26	4,000	4,440,400
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds	5.00%	06/01/29	800	910,040
Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite);
Series 2007, Special Assessment Local Improvement RB	5.85%	08/01/18	565	598,267
Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/27	485	494,603
Nevada (State of) (Municipal Bond Bank - R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/23	3,500	3,660,090
				33,726,065
New Hampshire–0.62%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (a)	5.13%	01/01/30	5,250	5,632,568
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	975	1,039,184
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/42	6,000	6,188,820
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB	6.00%	01/01/34	1,100	1,216,182
				14,076,754
New Jersey–3.28%

Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (b)	5.00%	12/01/24	2,000	2,217,220
Landis Sewage Authority (Registered CARS); Series 1993, Sewer RB (INS-NATL) (a)(h)	9.70%	09/19/19	1,600	1,861,920
New Jersey (State of) Economic Development Authority (Paterson Charter School);
Series 2012 C, RB	5.00%	07/01/32	675	652,354
Series 2012 C, RB	5.30%	07/01/44	1,090	1,064,636
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	3,020	3,315,598
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	750	765,473
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (b)	5.38%	01/01/43	1,500	1,608,345
New Jersey (State of) Economic Development Authority;
Series 2009, School Facilities Construction RB (c)(d)	5.50%	12/15/18	645	774,342
Series 2009, School Facilities Construction RB (INS-AGC) (a)	5.50%	12/15/34	355	405,034
Series 2009 BB, School Facilities Construction RB	5.00%	09/01/34	1,750	1,890,997
Series 2012, Ref. RB	5.00%	06/15/25	3,000	3,318,360
Series 2012, Ref. RB	5.00%	06/15/26	1,000	1,094,700
Series 2012, Ref. RB	5.00%	06/15/28	3,000	3,257,130
Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	3,885	4,761,534
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2011 A, Ref. RB	5.63%	07/01/32	4,000	4,413,040
Series 2011 A, Ref. RB	5.63%	07/01/37	4,000	4,384,560
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	895	918,404

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)

New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/30	$1,000	$1,126,050
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2008 AA, RB	6.38%	10/01/28	1,720	1,793,822
Series 2008 X, Single Family Housing RB (b)	5.10%	10/01/23	1,880	1,958,208
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(g)	0.00%	12/15/26	10,000	6,102,600
New Jersey (State of) Turnpike Authority;
Series 1991 C, RB (c)	6.50%	01/01/16	195	214,231
Series 1991 C, RB (c)	6.50%	01/01/16	950	997,034
Series 1991 C, RB (INS-NATL) (a)	6.50%	01/01/16	370	405,494
Series 2009 H, RB	5.00%	01/01/36	1,000	1,066,290
Series 2009 I, RB	5.00%	01/01/35	2,000	2,156,760
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (a)	5.00%	12/01/19	9,000	9,031,950
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	4,660	4,665,173
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	4,920	4,397,594
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	3,865	3,344,732
				73,963,585
New Mexico–0.46%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (d)	5.20%	06/01/20	2,000	2,257,040
Series 2010 C, Ref. PCR	5.90%	06/01/40	4,100	4,535,092
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (f)	6.38%	08/01/32	3,000	3,496,380
				10,288,512
New York–6.45%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (g)	0.00%	07/15/35	5,000	1,680,000
Series 2009, PILOT RB	6.25%	07/15/40	2,710	2,991,298
Series 2009, PILOT RB	6.38%	07/15/43	1,130	1,248,356
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS-AGM) (a)(g)	0.00%	06/01/17	5,000	4,805,850
Series 2008 A, Electric System General RB	6.00%	05/01/33	5,000	5,865,700
Series 2008 A, Electric System General RB (INS-BHAC) (a)	5.50%	05/01/33	5,000	5,808,100
Metropolitan Transportation Authority;
Series 2011 A, RB	5.00%	11/15/41	2,000	2,148,520
Series 2013 A, RB	5.00%	11/15/38	3,025	3,304,389
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	3,000	3,349,650
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/94	5,250	6,178,882
New York (City of) Industrial Development Agency (Polytechnic University);
Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/27	5,000	5,641,200
Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/37	2,500	2,789,300
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC) (a)	6.38%	01/01/39	1,000	1,168,550
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB (f)	5.00%	06/15/45	8,100	8,829,486
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (f)	5.25%	01/15/39	2,000	2,253,100
Subseries 2002 3-H, Future Tax Sec. VRD RB (m)	0.06%	11/01/22	2,600	2,600,000
Subseries 2009 A-1, Future Tax Sec. RB (f)	5.00%	05/01/28	5,570	6,401,378
Subseries 2009 A-1, Future Tax Sec. RB (f)	5.00%	05/01/29	4,455	5,092,288
Subseries 2009 A-1, Future Tax Sec. RB (f)	5.00%	05/01/30	4,455	5,083,066
New York (City of);
Series 2007 D-1, Unlimited Tax GO Bonds	5.13%	12/01/22	2,500	2,851,775
Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/27	2,225	2,505,995
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2012 A, RB (c)(d)	5.00%	07/01/22	1,000	1,237,700

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (f)	5.00%	03/15/31	$21,885	$24,982,603
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group);
Series 2011 A, RB	5.00%	05/01/32	1,000	1,083,770
Series 2011 A, RB	5.00%	05/01/41	1,000	1,070,500
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, Lease RB	5.00%	07/01/35	1,000	1,121,840
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 A, RB	5.25%	05/15/15	1,790	1,870,478
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB (c)	7.38%	07/01/16	4,405	4,733,525
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (b)(h)	13.55%	07/01/26	3,000	3,029,460
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB (h)	12.39%	04/01/20	2,500	2,507,650
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (f)	5.00%	03/15/28	2,000	2,304,920
New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/39	500	561,705
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422) (e)(i)	6.13%	02/15/19	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	1,545	1,621,107
Sales Tax Asset Receivable Corp.; Series 2004 A, RB (INS-AMBAC) (a)	5.00%	10/15/29	10,000	10,174,000
Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/40	2,135	2,334,452
Triborough Bridge & Tunnel Authority;
Series 1992 Y, General Purpose RB (c)	5.50%	01/01/17	1,710	1,838,370
Series 1993 B, General Purpose RB (c)	5.00%	01/01/20	1,960	2,289,045
				145,358,016
North Carolina–0.82%

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (INS-AGM) (a)	5.25%	10/01/24	5,875	6,589,753
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB	5.00%	06/01/39	1,000	1,109,480
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/24	2,000	2,003,820
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.63%	10/01/27	1,000	1,019,560
North Carolina (State of) Municipal Power Agency No. 1; Series 1998 A, Catawba Electric RB (INS-NATL) (a)	5.50%	01/01/15	4,750	4,898,675
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS-AGC) (a)	5.13%	01/01/24	2,000	2,212,840
Oak Island (Town of); Series 2009, Enterprise System RB (INS-AGC) (a)	6.00%	06/01/34	500	560,200
				18,394,328
North Dakota–0.35%

Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/37	1,000	1,071,070
Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/31	1,250	1,481,838
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.20%	12/01/26	1,000	1,009,400
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	2,000	2,100,480
North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB (INS-AMBAC) (a)	5.00%	04/01/27	1,085	1,176,422
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,000	1,019,760
				7,858,970
Ohio–3.35%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	2,760	1,462,772
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,000	1,087,460

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)

Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/38	$1,025	$1,091,318
Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/30	1,000	1,131,600
Cleveland (City of);
Series 1993 G, Ref. First Mortgage Waterworks Improvement RB (INS-NATL) (a)	5.50%	01/01/21	3,395	4,000,159
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(g)	0.00%	11/15/25	2,895	1,897,470
Series 2012 A, Ref. Airport System RB	5.00%	01/01/29	5,000	5,476,550
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools);
Series 2014 A, Ref. & Improvement Lease RB (e)	5.75%	01/01/24	760	781,379
Series 2014 A, Ref. & Improvement Lease RB (e)	6.50%	01/01/34	2,450	2,532,736
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	500	510,045
Hamilton (County of) (Christ Hospital);
Series 2012, Health Care Facilities RB	5.25%	06/01/27	3,295	3,670,103
Series 2012, Health Care Facilities RB	5.50%	06/01/42	6,000	6,551,040
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	4,750	4,851,365
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)	5.00%	04/01/24	1,750	1,949,412
Series 2006 H, Hospital Facilities RB (INS-AGC) (a)	5.00%	02/01/24	4,810	5,359,591
Middleburg Heights (City of) (Southwest General Health Center);
Series 2011, Hospital Facilities RB	5.13%	08/01/31	1,750	1,862,595
Series 2011, Hospital Facilities RB	5.25%	08/01/36	1,500	1,606,125
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	5,000	4,923,550
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB	5.50%	01/01/39	3,750	4,193,962
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (d)	5.80%	12/01/19	3,000	3,272,550
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	5,850	6,581,425
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (c)(d)	6.75%	01/15/15	4,000	4,165,480
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (b)	6.10%	09/20/49	2,845	3,050,409
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	5.88%	06/01/16	2,140	2,303,154
Reynoldsburg City School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds (CEP-Ohio School District)	5.00%	12/01/32	1,000	1,104,270
				75,416,520
Oklahoma–0.79%

Grand River Dam Authority;
Series 2008 A, RB (INS-BHAC) (a)	5.00%	06/01/21	3,735	4,293,084
Series 2008 A, RB (INS-BHAC) (a)	5.00%	06/01/22	3,735	4,285,166
Series 2008 A, RB (INS-BHAC) (a)	5.00%	06/01/23	6,350	7,271,956
Oklahoma (State of) Colleges Board Of Regents (University of Central Oklahoma); Series 2004 B, Student Facilities RB (INS-AMBAC) (a)	5.50%	06/01/24	2,000	2,008,080
				17,858,286
Oregon–0.54%

Beaverton School District;
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.00%	06/01/31	750	850,095
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.13%	06/01/36	500	568,915
Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.25%	05/01/34	2,000	2,168,900
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/30	1,500	1,590,030
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	900	988,398
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/32	1,000	1,043,100
Series 2012, Ref. RB	5.75%	05/15/27	1,000	1,075,890
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (e)	6.38%	11/01/33	3,500	3,821,125
				12,106,453

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–1.55%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.25%	03/01/27	$700	$789,453
Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/29	1,385	1,591,988
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,000	1,079,960
Erie (City of) Parking Authority; Series 2010, Gtd. RB (INS-AGM) (a)	5.20%	09/01/35	1,000	1,096,140
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/22	2,125	2,166,374
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB (INS-AGC) (a)	5.50%	10/01/32	2,250	2,419,740
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB	5.13%	05/01/36	500	538,545
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS-AGC) (a)	5.00%	06/01/39	1,850	1,956,764
Subseries 2009 A, Sub. RB (INS-AGC) (a)	5.00%	06/01/24	4,000	4,490,040
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	5.75%	12/01/28	4,550	4,818,495
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	6.00%	12/01/34	2,750	2,872,677
Subseries 2014 A-2, Sub. Turnpike Conv. CAB RB (j)	5.13%	12/01/40	5,500	3,523,850
Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.00%	08/01/30	500	539,975
Series 2009 B, Limited Tax GO Bonds (c)(d)	7.00%	07/15/16	2,425	2,765,519
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	02/01/31	2,000	2,178,400
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (a)	5.00%	11/15/33	2,000	2,105,200
				34,933,120
Puerto Rico–1.80%

Puerto Rico (Commonwealth of) Electric Power Authority; Series 1989 O, CAB RB (c)(g)	0.00%	07/01/17	15,000	13,567,950
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB (c)	5.50%	07/01/15	7,680	7,856,025
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	1,620	1,448,572
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, RB (c)(d)	5.50%	08/01/19	20	24,305
First Subseries 2009 A, RB	5.50%	08/01/28	1,980	1,751,310
First Subseries 2010 A, CAB RB (g)	0.00%	08/01/33	2,000	422,280
First Subseries 2010 A, RB	5.50%	08/01/37	2,000	1,644,460
First Subseries 2010 A, RB	5.50%	08/01/42	2,100	1,710,177
First Subseries 2010 C, RB	5.25%	08/01/41	15,300	12,172,068
				40,597,147
Rhode Island–0.14%

Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/35	500	539,210
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS-AGC) (a)(b)	5.25%	07/01/28	1,810	1,978,004
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.25%	05/15/30	500	566,950
				3,084,164
South Carolina–1.93%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (c)(d)	5.25%	12/01/15	5,000	5,379,850
College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS-SGI) (a)	4.63%	04/01/30	1,500	1,593,855
Easley (City of); Series 2005, Ref. & Improvement Utility System RB (c)(d)	5.00%	12/01/15	5,170	5,526,471
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/31	2,120	2,336,198
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/40	2,000	2,143,280
Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/24	2,000	2,228,280
Series 2011 C, Ref. Electric RB (INS-AGC) (a)	5.00%	01/01/30	500	551,145
Series 2011 D, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	1,000	1,141,780
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.00%	02/01/19	1,000	1,148,050
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.38%	02/01/29	2,000	2,185,840
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.50%	02/01/38	3,000	3,392,160

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/28	$2,000	$2,047,620
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,081,420
Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	3,850	4,335,755
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	713	586,059
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/47	306	12,216
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	500	500,670
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2008 A, RB	5.50%	01/01/38	2,000	2,268,160
Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (c)	5.25%	04/15/22	4,465	4,935,075
				43,393,884
South Dakota–0.63%

Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/31	1,500	1,672,560
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/42	4,000	4,252,160
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS-AGC) (a)	5.50%	08/01/38	4,000	4,519,760
South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	6.00%	05/01/28	140	141,035
South Dakota (State of); Series 1993 A, Lease Revenue Trust Ctfs. (c)	6.70%	09/01/17	3,290	3,599,457
				14,184,972
Tennessee–0.41%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	1,000	1,015,180
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	1,000	1,041,500
Series 2010, Hospital RB	5.63%	07/01/30	2,000	2,195,460
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/27	2,000	2,152,700
Series 2012, Ref. & Improvement RB	5.00%	07/01/32	1,500	1,587,825
Series 2012, Ref. & Improvement RB	5.00%	07/01/37	1,100	1,147,498
				9,140,163
Texas–10.39%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (b)	4.85%	04/01/21	3,615	3,772,252
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (b)(i)	6.50%	11/01/29	430	193,496
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.00%	03/01/34	1,000	1,031,250
Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (INS-AGC) (a)	5.00%	03/01/30	1,000	1,088,890
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS-BHAC) (a)	5.00%	08/15/39	1,020	1,110,362
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/39	1,500	1,578,315
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB (c)	7.00%	05/01/21	500	643,645
Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB (b)(d)	5.95%	05/15/18	1,100	1,224,256
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB (b)(d)	5.90%	05/01/28	1,050	1,141,308
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	4,500	5,171,535
Central Texas Regional Mobility Authority;
Series 2011, Sr. Lien RB	5.75%	01/01/31	1,000	1,118,820
Series 2011, Sr. Lien RB	6.00%	01/01/41	5,000	5,558,500

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/43	$2,000	$2,281,020
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.25%	08/15/34	4,000	4,335,400
Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2004 B, Joint Improvement RB (INS-AGM) (a)(b)	5.38%	11/01/21	4,000	4,081,000
Series 2004 B, Joint Improvement RB (INS-AGM) (a)(b)	5.50%	11/01/19	6,110	6,240,326
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/26	2,840	3,214,340
Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (g)	0.00%	08/15/23	2,000	1,576,840
Harris (County of);
Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/31	6,665	8,325,651
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/31	2,920	3,317,441
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/38	1,000	1,120,460
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.38%	11/15/28	825	915,932
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.25%	11/15/35	1,100	1,206,612
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (c)(d)	7.25%	12/01/18	1,000	1,272,800
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/26	3,860	4,362,418
Harris County Health Facilities Development Corp. (Texas Children’s Hospital); Series 1999 A, RB (c)	5.25%	10/01/29	2,000	2,008,380
Harris County Health Facilities Development Corp. (Texas Medical Center Central Heating and Cooling Services Corp.); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/27	3,180	3,572,348
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	1,805	1,833,230
Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(g)	0.00%	09/01/26	8,750	5,426,925
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(g)	0.00%	09/01/27	3,600	2,103,264
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.50%	07/01/34	875	993,108
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	6.50%	05/15/31	1,740	2,044,517
Series 2011 A, RB	6.88%	05/15/41	1,700	2,032,928
Houston Independent School District; Series 2008, Schoolhouse Limited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/26	6,875	7,618,944
Laredo Community College District; Series 2010, Combined Fee RB (INS-AGM) (a)	5.25%	08/01/35	1,000	1,096,010
Love Field Airport Modernization Corp. (Southwest Airlines Co.);
Series 2010, Special Facilities RB	5.25%	11/01/40	1,000	1,063,140
Series 2012, Special Facilities RB (b)	5.00%	11/01/28	2,000	2,141,720
Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/30	4,595	5,156,555
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	4,000	4,130,800
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB	6.00%	02/15/24	2,500	2,799,225
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/43	2,350	2,520,610
Newark Cultural Education Facilities Finance Corp. (A.W. Brown-Fellowship Leadership); Series 2012, Lease RB	6.00%	08/15/42	2,330	2,418,796
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	1,000	1,152,630
Series 2008 A, Ref. First Tier System RB	5.63%	01/01/33	3,500	3,890,005
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	2,000	2,293,800
Series 2008 A, Ref. First Tier System RB (INS-AGC) (a)	5.63%	01/01/33	1,750	1,960,385
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/28	12,800	7,325,696
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/29	2,165	1,164,012
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/31	4,710	2,218,834
Series 2008 F, Ref. Second Tier System RB	6.13%	01/01/31	5,000	5,345,100
Series 2008 K-1, Ref. First Tier System RB (INS-AGC) (a)	5.75%	01/01/38	1,630	1,863,856
Series 2011, Ref. First Tier System RB	5.00%	01/01/38	1,000	1,067,810

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)

Nueces River Authority (Corpus Christi);
Series 2005, Ref. Facilities RB (INS-AGM) (a)	5.00%	07/15/25	$2,750	$2,882,358
Series 2005, Ref. Facilities RB (INS-AGM) (a)	5.00%	03/01/27	2,000	2,087,760
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS-AGC) (a)	5.13%	02/15/31	1,000	1,127,560
Pflugerville (City of);
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.30%	08/01/31	860	987,710
Series 2009, Limited Tax GO Ctfs. (INS-AGC) (a)	5.38%	08/01/32	755	863,207
Pharr-San Juan-Alamo Independent School District;
Series 2006, Ref. Unlimited Tax GO Bonds (c)(d)	5.13%	02/01/16	570	616,295
Series 2006, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.13%	02/01/24	440	471,957
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, Retirement Facility RB	6.75%	11/15/24	750	779,618
Series 2014 B-1, TEMPS-75sm Retirement Facility RB	6.13%	11/15/20	1,700	1,712,036
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	6.38%	07/01/33	1,470	1,499,841
Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds	5.25%	02/15/33	1,000	1,124,780
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (a)	5.25%	02/15/31	500	566,795
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	1,250	1,341,425
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	1,000	1,057,660
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.13%	11/15/29	2,000	2,164,740
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	345	350,872
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB	5.00%	11/15/17	500	546,110
Series 2007, Retirement Facility RB	5.25%	11/15/37	4,000	4,093,720
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	2,200	2,248,312
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,500	1,514,040
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008 A, Ref. RB (INS-AGC) (a)	5.75%	07/01/18	2,495	2,708,422
Series 2008 A, Ref. RB (INS-AGC) (a)	6.50%	07/01/37	4,250	4,803,987
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/17	2,700	2,996,271
Tarrant County Health Facilities Development Corp.; Series 1987 B, RB (c)	5.00%	09/01/15	995	1,028,362
Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage RB (CEP-GNMA) (b)(h)	13.41%	07/02/24	275	292,281
Texas (State of) Transportation Commission;
Series 2006 A, First Tier RB (c)(d)	5.00%	04/01/16	2,000	2,175,080
Series 2008, Mobility Fund Unlimited Tax GO Bonds (f)	5.00%	04/01/28	4,000	4,507,240
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (INS-BHAC) (a)(g)	0.00%	08/15/27	1,000	613,390
Texas (State of); Series 2001 A, Ref. Water Development Unlimited Tax GO Bonds	5.25%	08/01/35	1,840	1,847,415
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/25	1,610	1,866,650
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	1,460	1,809,247
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/22	2,000	2,286,440
Series 2012, Gas Supply RB	5.00%	12/15/23	2,000	2,262,380
Series 2012, Gas Supply RB	5.00%	12/15/28	6,310	6,810,004
Series 2012, Gas Supply RB	5.00%	12/15/31	1,875	1,983,075
Series 2012, Gas Supply RB	5.00%	12/15/32	3,865	4,031,350
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	5,460	6,417,302
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (b)	7.00%	12/31/38	3,475	4,320,016
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/27	1,325	1,467,928

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)

Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, Hospital RB	5.13%	07/01/22	$1,655	$1,897,325
Series 2011, Hospital RB	5.25%	07/01/23	2,000	2,280,540
University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/29	1,000	1,135,390
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/23	1,790	2,030,809
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS-AMBAC) (a)	5.38%	11/15/24	1,300	1,329,549
				234,062,746
Utah–0.28%

Pleasant Grove (City of); Series 2008, Water RB (INS-AGM) (a)	5.25%	12/01/33	710	796,230
Provo (City of); Series 1984 A, Electric RB (c)	10.38%	09/15/15	170	181,021
Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1983, Hospital RB (c)	5.00%	06/01/15	1,620	1,657,535
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	600	610,758
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)	5.00%	06/15/36	1,050	1,171,495
Utah Housing Corp.; Series 2008 C-1, Class III, Single Family Mortgage RB (b)	5.70%	07/01/28	1,860	1,927,574
				6,344,613
Vermont–0.35%

University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/39	1,275	1,368,891
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/20	1,250	1,455,425
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	3,300	3,331,977
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS-AGM) (a)	5.00%	12/01/34	1,565	1,638,868
				7,795,161
Virgin Islands–0.21%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/25	3,600	3,940,164
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	750	809,640
				4,749,804
Virginia–1.35%

Hampton Roads Sanitation District; Series 2008, Wastewater RB	5.00%	04/01/38	2,000	2,215,580
Hanover (County of) Economic Development Authority (Covenant Woods);
Series 2012 A, Residential Care Facility RB	4.50%	07/01/30	2,795	2,641,666
Series 2012 A, Residential Care Facility RB	4.50%	07/01/32	1,100	1,022,593
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (c)	5.50%	06/01/26	480	496,046
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB (c)(d)	6.00%	12/01/18	1,000	1,220,910
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB (b)	5.00%	07/01/27	4,465	4,770,719
Series 2012, Sr. Lien RB (b)	5.50%	01/01/42	4,920	5,250,181
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB (b)	5.00%	07/01/34	5,925	6,113,415
Series 2012, Sr. Lien RB (b)	5.00%	01/01/40	2,535	2,610,340
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (c)(d)(e)	8.00%	07/01/14	800	821,296
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/29	2,000	2,322,360
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	783	839,204
				30,324,310

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–3.14%

Everett (City of) Public Facilities District; Series 2007 A, Sales Tax & Interlocal RB	5.00%	12/01/23	$1,135	$1,185,519
FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/39	1,000	1,135,700
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydroelectric Development RB (INS-NATL) (a)	5.00%	01/01/38	2,500	2,555,975
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	950	918,213
King (County of) Housing Authority (Egis Housing Program); Series 2007, Capital Fund Program RB (b)(c)(d)	5.30%	06/01/17	1,025	1,143,531
King (County of) Public Hospital District No. 1; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)	5.25%	12/01/28	3,575	3,889,636
Klickitat (County of) Public Utility District No. 1;
Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/23	2,100	2,311,785
Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/24	2,000	2,198,560
Lynnwood (City of) Public Facilities District (Convention Center); Series 2005, RB (INS-AMBAC) (a)	5.00%	12/01/34	4,140	4,223,876
Seattle (City of);
Series 2003, Ref. Water System RB (INS-NATL) (a)	5.00%	09/01/20	2,150	2,158,450
Series 2008, Drainage & Wastewater RB	5.00%	06/01/25	2,450	2,805,715
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	2,000	2,383,900
Seattle (Port of); Series 2005 A, Ref. Intermediate Lien RB (INS-NATL) (a)	5.00%	03/01/35	1,000	1,026,330
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB	5.63%	01/01/35	1,250	1,354,500
Series 2011, RB	6.00%	01/01/31	1,500	1,668,465
Washington (State of) Health Care Facilities Authority (MultiCare Health System);
Series 2004 A, RB (INS-AGM) (a)	5.25%	08/15/28	1,000	1,087,260
Series 2008 B, RB (INS-AGC) (a)	6.00%	08/15/39	2,000	2,297,100
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS-AGM) (a)	5.25%	10/01/33	5,000	5,639,850
Washington (State of) Higher Education Facilities Authority (Whitworth University);
Series 2009, Ref. RB	5.38%	10/01/29	500	539,060
Series 2009, Ref. RB	5.63%	10/01/40	1,500	1,603,725
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (e)	6.00%	01/01/27	1,100	1,143,142
Washington (State of);
Series 2007 B, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	07/01/27	2,250	2,515,612
Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (f)	5.00%	08/01/30	21,500	24,933,980
				70,719,884
West Virginia–0.11%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (b)	5.50%	10/15/37	1,000	1,023,860
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	250	258,968
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,125	1,160,685
				2,443,513
Wisconsin–1.75%

Adams-Friendship Area School District; Series 1996, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	6.50%	04/01/15	1,340	1,407,576
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (b)	5.38%	11/01/21	2,000	2,160,080
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/28	1,250	912,175
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/30	1,500	1,625,865
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	750	802,545
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/27	5,000	5,537,950

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)

Series 2012, RB	5.00%	06/01/39	$4,050	$4,330,746
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB (c)(d)	5.50%	05/01/21	2,000	2,490,520
Series 2011 A, RB (c)(d)	5.75%	05/01/21	1,000	1,261,500
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group);
Series 2009, RB	6.38%	02/15/29	500	584,955
Series 2009, RB	6.63%	02/15/39	1,000	1,170,710
Wisconsin (State of) Housing & Economic Development Authority;
Series 2007 C, Home Ownership RB (b)(f)	5.13%	09/01/28	1,255	1,296,114
Series 2008 A, Home Ownership RB (b)	5.30%	09/01/23	6,860	7,236,134
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	2,355	2,779,748
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	5,000	5,867,000
				39,463,618
Wyoming–0.46%

Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/39	4,000	4,465,440
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (b)	5.60%	12/01/35	2,005	2,054,283
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/31	1,000	1,129,240
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.50%	01/01/33	2,360	2,630,975
				10,279,938
TOTAL INVESTMENTS(o)–106.58% (Cost $2,191,161,612)				2,401,581,808
FLOATING RATE NOTE OBLIGATIONS–(7.72)%
Notes with interest and fee rates ranging from 0.58% to 0.94% at 05/31/14 and contractual maturities of collateral ranging from 05/15/23 to 06/15/45 (See Note 1D) (p)				(173,990,000)
OTHER ASSETS LESS LIABILITIES–1.14%				25,796,146
NET ASSETS–100.00%				$2,253,387,954

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CARS	—Convertible Auction Rate Security
CEP	—Credit Enhancement Provider
Connie Lee	—Connie Lee Insurance Co.
Conv.	—Convertible
COP	—Certificates of Participation
CR	—Custodial Receipts
Ctfs.	—Certificates
FHA	—Federal Housing Administration
FTA	—Federal Transit Administration
GNMA	—Government National Mortgage Association
GO	—General Obligation
Gtd.	—Guaranteed
IDR	—Industrial Development Revenue Bonds

INS	—Insurer
Jr.	—Junior
LOC	—Letter of Credit
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAB	—Revenue Anticipation Bonds
RAC	—Revenue Anticipation Certificates
Radian	—Radian Asset Assurance, Inc.
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $40,692,940, which represented 1.81% of the Fund’s Net Assets.
(f)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.
(g)	Zero coupon bond issued at a discount.
(h)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $17,123,311, which represented less than 1% of the Fund’s Net Assets.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2014 was $2,606,551, which represented less than 1% of the Fund’s Net Assets.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $13,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.
(m)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Corp.	9.9%
Assured Guaranty Municipal Corp.	9.0
National Public Finance Guarantee Corp.	6.9
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2014. At May 31, 2014, the Fund’s investments with a value of $307,681,217 are held by Dealer Trusts and serve as collateral for the $173,990,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Municipal Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Municipal Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2014 was $75,063,648 and $75,379,008, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$224,055,497
Aggregate unrealized (depreciation) of investment securities	(8,562,871)
Net unrealized appreciation of investment securities	$215,492,626
Cost of investments for tax purposes is $2,186,089,182.

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund Quarterly Schedule of Portfolio Holdings May 31, 2014

invesco.com/us	VK-NYTFI-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–107.37%

New York–101.09%

Albany (City of) Industrial Development Agency (Albany College of Pharmacy); Series 2004 A, Civic Facility RB	5.63%	12/01/34	$1,290	$1,300,617
Albany (City of) Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility RB	5.00%	07/01/31	1,000	1,033,280
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB	5.75%	11/15/27	400	446,256
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (a)	5.00%	12/15/25	500	551,360
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB	6.25%	11/15/38	1,000	1,139,120
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/34	500	575,920
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (b)	0.00%	07/15/34	3,685	1,316,614
Series 2009, PILOT RB	6.25%	07/15/40	475	524,305
Series 2009, PILOT RB	6.38%	07/15/43	475	524,752
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/33	500	507,225
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/32	350	378,095
Series 2012, RB	5.00%	08/01/42	1,750	1,866,445
Dutchess (County of) Industrial Development Agency (Elant at Fishkill, Inc.); Series 2007 A, Civic Facility RB	5.25%	01/01/37	365	326,715
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2014 A, RB	5.00%	07/01/44	600	643,710
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,000	987,100
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB (c)	5.25%	05/01/30	2,850	3,233,639
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Ref. Solid Waste Disposal RB (d)	5.20%	12/01/23	1,100	1,125,520
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/39	1,340	1,440,205
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/47	1,400	1,601,390
Islip (Town of) Resource Recovery Agency (1985 Facility); Series 2004 E, RB (INS-AGM) (a)(d)	5.75%	07/01/22	1,290	1,308,331
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/30	1,000	1,000,610
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS-AGM) (a)(b)	0.00%	06/01/18	2,000	1,878,880
Series 2008 A, Electric System General RB (INS-BHAC) (a)	5.50%	05/01/33	355	412,375
Madison (County of) Industrial Development Agency (Colgate University); Series 2005 A, RB (INS-AMBAC) (a)	5.00%	07/01/35	750	765,203
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/34	1,500	1,672,215
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/27	615	716,918
Series 2012 H, RB	5.00%	11/15/30	750	841,365
Series 2013 E, RB	5.00%	11/15/30	1,000	1,130,630
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/41	370	398,986
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/36	875	970,909
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	240	125,998
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/27	930	1,020,610
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/37	750	786,555
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/26	1,000	931,620
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997, Special Obligation RB (INS-NATL) (a)(d)	5.75%	12/01/22	2,000	2,012,480
Series 2010, Special Obligation RB	6.00%	12/01/42	860	960,233
New York (City of) Industrial Development Agency (IAC/InterActive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	1,515	1,521,151

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/37	$1,300	$1,450,436
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (a)	5.00%	01/01/36	1,140	1,163,769
New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.);
Series 2005, Special Facility RB (d)(e)	5.50%	01/01/16	2,000	2,139,440
Series 2005, Special Facility RB (d)(e)	5.50%	01/01/16	2,000	2,136,160
New York (City of) Municipal Water Finance Authority;
Series 2005 D, Water & Sewer System RB (c)	5.00%	06/15/37	4,000	4,148,800
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	2,000	2,288,720
New York (City of) Transitional Finance Authority;
Series 2009 S-1, Building Aid RB	5.50%	07/15/38	500	573,135
Series 2009 S-2, Building Aid RB	6.00%	07/15/33	850	994,100
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/27	1,310	1,519,666
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/39	1,000	1,126,550
Series 2009 S-5, Building Aid RB	5.00%	01/15/31	595	667,483
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/28	755	867,691
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/29	605	691,545
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/30	605	690,293
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/24	660	783,697
New York (City of) Trust for Cultural Resources (American Museum of Natural History);
Series 2004 A, Ref. RB (INS-NATL) (a)(c)	5.00%	07/01/44	960	963,418
Series 2014 A, Ref. RB	5.00%	07/01/41	1,000	1,128,790
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	850	901,739
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB	5.00%	04/01/31	800	900,336
New York (City of);
Subseries 1993 E-2, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (f)(g)	0.07%	08/01/20	1,800	1,800,000
Subseries 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	1,750	2,034,567
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	400	474,404
Subseries 2008 I-1, Unlimited Tax GO Bonds	5.00%	02/01/25	405	456,532
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2009, RB	5.75%	07/01/33	660	712,813
Series 2012 A, RB	5.00%	07/01/26	1,000	1,107,430
New York (State of) Dormitory Authority (Catholic Health Services of Long Island - St. Francis Hospital); Series 2004, RB	5.00%	07/01/27	1,000	1,004,150
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/27	710	897,909
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/30	750	950,737
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/31	555	705,505
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/41	510	566,442
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (c)	5.00%	07/01/35	4,725	5,082,588
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	1,000	1,165,960
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL) (a)	5.25%	07/01/28	935	1,081,243
New York (State of) Dormitory Authority (Fordham University);
Series 2008 B, RB (INS-AGC) (a)	5.00%	07/01/33	500	553,340
Series 2011 A, RB	5.13%	07/01/29	500	564,805
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS-Radian) (a)	5.00%	07/01/41	1,150	1,172,321
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/29	1,000	1,048,300
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL) (a)	5.50%	07/01/23	1,250	1,543,950
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (a)	5.00%	08/01/29	1,000	1,026,470
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/31	875	948,141

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.13%	07/01/39	$1,250	$1,322,637
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB	6.00%	07/01/40	1,500	1,685,550
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (a)	5.50%	07/01/31	1,070	1,315,800
New York (State of) Dormitory Authority (North Shore—Long Island Jewish Obligated Group);
Series 2009 A, RB	5.50%	05/01/37	1,250	1,359,100
Subseries 2005 A, RB	5.00%	11/01/26	750	786,315
New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB	5.00%	05/01/29	1,000	1,067,660
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/40	1,250	1,394,500
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/41	775	887,747
New York (State of) Dormitory Authority (School Districts Financing Program);
Series 2008 C, RB	7.50%	04/01/39	2,000	2,452,980
Series 2008 D, RB (INS-AGC) (a)	5.75%	10/01/24	500	590,040
Series 2009 C, RB (INS-AGC) (a)	5.00%	10/01/24	1,500	1,712,295
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/30	1,220	1,355,591
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/35	500	527,505
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 A, RB	5.25%	05/15/15	715	747,146
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/29	1,185	1,354,502
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB (h)	7.38%	07/01/16	930	999,359
New York (State of) Dormitory Authority (The New School);
Series 2010, RB	5.50%	07/01/40	1,245	1,363,599
Series 2011, Ref. RB	5.00%	07/01/31	750	822,262
New York (State of) Dormitory Authority;
Series 1996 B, City University System Consolidated RB	6.00%	07/01/14	155	155,617
Series 2001, RB (INS-AMBAC) (a)	5.50%	07/01/15	60	60,266
Series 2007 A, Mental Health Services Facilities Improvement RB (INS-AGM) (a)	5.00%	02/15/27	1,000	1,100,010
Series 2008 C, Mental Health Services Facilities Improvement RB (INS-AGM) (a)(d)	5.25%	02/15/28	2,000	2,232,480
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (d)(i)	13.55%	07/01/26	1,200	1,211,784
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/38	730	811,702
New York (State of) Thruway Authority;
Series 2008 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/25	500	578,675
Series 2009 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	500	557,895
Series 2014 J, RB	5.00%	01/01/34	1,620	1,815,696
New York City Housing Development Corp.; Series 2005 K, MFH RB (d)	5.00%	11/01/37	1,000	1,008,890
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/31	875	960,794
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,410	1,512,775
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	1,215	1,333,985
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/37	855	1,028,591
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422) (j)(k)	6.13%	02/15/19	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/31	1,430	1,657,999
New York State Environmental Facilities Corp. (Pooled Financing Program) ; Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB	5.50%	04/15/35	310	399,385
New York State Urban Development Corp.; Series 2008 B, Ref. Service Contract RB	5.25%	01/01/24	750	860,062
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	06/15/23	935	1,115,642
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/29	995	996,045
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	1,065	1,128,325
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB	5.13%	07/01/31	750	769,358
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC-JPMorgan Chase Bank, N.A.) (d)(f)	5.38%	12/01/36	1,000	1,006,650

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Rockland (County of) Solid Waste Management Authority; Series 2003 B, RB (INS-AMBAC) (a)(d)	5.00%	12/15/23	$1,000	$1,003,460
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (j)	5.38%	01/01/27	1,175	1,170,159
Suffolk (County of) Industrial Development Agency (Family Service League of Suffolk County, Inc.); Series 2004, Civic Facility RB (e)(h)	5.00%	11/01/14	825	841,409
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/28	1,000	1,036,360
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	465	509,705
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.); Series 2001 A, First Mortgage RB	7.38%	03/01/21	190	189,970
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (d)	5.00%	11/01/36	1,000	1,058,030
Tomkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/32	1,250	1,284,400
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/37	250	277,988
Triborough Bridge & Tunnel Authority; Series 2008 A, General Purpose RB	4.75%	11/15/29	200	223,364
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/30	1,250	1,354,775
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	900	751,419
Ulster (County of) Resource Recovery Agency; Series 2002, Ref. RB (INS-AMBAC) (a)	5.25%	03/01/18	200	200,784
United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/25	1,000	1,096,640
Series 2009 A, Ref. RB	5.00%	07/01/26	810	884,277
Westchester (County of) Industrial Development Agency (Guiding Eyes For The Blind, Inc.); Series 2004, Civic Facility RB	5.38%	08/01/24	940	961,770
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/45	570	461,848
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/40	1,000	1,044,160
				146,408,452

Guam–2.77%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	135	148,077
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,369,038
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/40	450	487,845
Series 2012 A, Ref. RB	5.00%	10/01/34	610	659,587
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	740	766,721
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	550	580,036
				4,011,304

Puerto Rico–1.82%

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB (h)	5.50%	07/01/15	1,535	1,570,182
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/28	675	660,096
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	105	93,889
Puerto Rico Sales Tax Financing Corp.; Series 2011 C, RB	5.25%	08/01/40	350	313,414
				2,637,581

Virgin Islands–1.69%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note—Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	845	945,842
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	1,000	1,079,520
Series 2012 A, RB (j)	4.00%	10/01/22	410	425,687
				2,451,049
TOTAL INVESTMENTS(l)–107.37% (Cost $144,651,336)				155,508,386

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Value

FLOATING RATE NOTE OBLIGATIONS–(7.71)%

Notes with interest rates and rate fees ranging from 0.58% to 0.61% at 05/31/14 and contractual maturities of collateral ranging from 01/15/27 to 07/01/44 (See Note 1D) (m)	$(11,165,000)
OTHER ASSETS LESS LIABILITIES–0.34%	495,726
NET ASSETS–100.00%	$144,839,112

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.	MFH	—Multi-Family Housing
AGC	—Assured Guaranty Corp.	NATL	—National Public Finance Guarantee Corp.
AGM	—Assured Guaranty Municipal Corp.	PILOT	—Payment-in-Lieu-of-Tax
AMBAC	—American Municipal Bond Assurance Corp.	Radian	—Radian Asset Assurance, Inc.
BHAC	—Berkshire Hathaway Assurance Corp.	RB	—Revenue Bonds
CAB	—Capital Appreciation Bonds	Ref.	—Refunding
GO	—General Obligation	Sec.	—Secured
IDR	—Industrial Development Revenue Bonds	Sr.	—Senior
INS	—Insurer	Sub.	—Subordinated
LOC	—Letter of Credit	VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bond issued at a discount.

(c)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(d)	Security subject to the alternative minimum tax.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $1,211,784 which represents less than 1% of the Fund’s Net Assets.

(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $1,595,854, which represented 1.10% of the Fund’s Net Assets.

(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2014 represented less than 1% of the Fund’s Net Assets.

(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5%.

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2014. At May 31, 2014, the Fund’s investments with a value of $18,324,190 are held by Dealer Trusts and serve as collateral for the $11,165,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco New York Tax Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco New York Tax Free Income Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2014 was $3,577,133 and $3,907,555, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,043,264
Aggregate unrealized (depreciation) of investment securities	(1,114,029)
Net unrealized appreciation of investment securities	$10,929,235
Cost of investments for tax purposes is $144,579,151.

Invesco New York Tax Free Income Fund

Invesco Tax-Exempt Cash Fund Quarterly Schedule of Portfolio Holdings May 31, 2014

invesco.com/us	TEC-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.17%

Colorado–3.64%

Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC-U.S. Bank, N.A.) (a)(b)	0.07%	12/01/23	$620	$620,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.06%	12/01/34	2,110	2,110,000
				2,730,000

Florida–5.90%

Broward (County of) Educational Facilities Authority (City College, Inc.); Series 2004, VRD RB (LOC-Citibank, N.A.) (a)(b)	0.06%	11/01/31	600	600,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.06%	11/01/36	675	675,000
Palm Beach (County of) Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.06%	07/01/32	3,150	3,150,000
				4,425,000

Georgia–3.67%

Georgia (State of); Series 2007 E, Unlimited Tax GO	5.00%	08/01/14	50	50,395
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC-Branch Banking & Trust Co.) (a)(b)	0.06%	08/01/38	900	900,000
Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.06%	07/01/24	1,200	1,200,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB (a)	0.04%	09/01/35	600	600,000
				2,750,395

Illinois–16.40%

Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC-BMO Harris N.A.) (a)(b)(c)(d)	0.12%	03/01/33	2,700	2,700,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris, N.A.) (a)(b)(c)	0.14%	10/01/17	1,750	1,750,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC-FHLB of Chicago) (a)(b)	0.06%	06/01/40	4,675	4,675,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)	0.16%	06/01/17	629	629,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)(d)	0.12%	05/01/42	2,540	2,540,000
				12,294,000

Iowa–0.72%

West Des Moines (City of); Series 2013 A, Ref. Unlimited Tax GO Bonds	2.00%	06/01/14	540	540,000

Kansas–0.34%

Olathe Unified School District No. 233; Series 2009 C, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	250	252,321

Kentucky–9.90%

Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.07%	07/01/38	4,450	4,450,000
Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.07%	12/01/38	2,975	2,975,000
				7,425,000

Michigan–1.27%

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.07%	10/15/38	850	850,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.06%	10/01/31	100	100,000
				950,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–4.16%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago) (a)(b)	0.10%	11/01/37	$2,970	$2,970,000
St. Louis (City of) Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.06%	12/01/40	150	150,000
				3,120,000

New Hampshire–8.67%

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.06%	09/01/37	2,900	2,900,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.06%	07/01/38	3,600	3,600,000
				6,500,000

New Jersey–1.33%

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.06%	01/01/24	1,000	1,000,000

North Carolina–1.98%

Mecklenburg (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	08/01/14	150	151,174
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB (a)	0.07%	12/01/21	900	900,000
Winston-Salem (City of); Series 2013, Stormwater Fee RB	2.00%	06/01/14	430	430,000
				1,481,174

Ohio–5.29%

Coshocton (County of) (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.06%	03/01/19	2,165	2,165,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.07%	08/02/38	1,100	1,100,000
Ohio (State of); Series 2010 N, Highway Capital Improvement Unlimited Tax GO Bonds (e)(f)	5.00%	06/15/14	700	701,272
				3,966,272

Oregon–2.13%

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA) (a)(d)	0.10%	10/15/38	1,600	1,600,000

Pennsylvania–9.70%

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.06%	03/01/30	1,100	1,100,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.07%	10/15/25	400	400,000
Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.) (a)(b)	0.07%	11/01/14	1,675	1,675,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(d)	0.11%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.07%	05/01/34	3,000	3,000,000
				7,275,000

Rhode Island–1.15%

Rhode Island (State of) Health & Educational Building Corp. (Brown University); Series 2013, Higher Education Facility RB	5.00%	09/01/14	850	860,279

South Carolina–1.60%

South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.06%	08/01/29	1,200	1,200,000

Tennessee–1.91%

Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.09%	06/01/24	930	930,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)

Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP-FNMA) (a)	0.06%	12/15/42	$500	$500,000
				1,430,000

Texas–10.13%

Midway Independent School District; Series 2010, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	08/15/14	550	555,426
Plains Independent School District; Series 2013 A, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	2.00%	08/15/14	880	883,183
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC) (a)(d)	0.08%	06/01/41	3,700	3,700,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA) (a)	0.08%	02/15/28	1,400	1,400,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	1,050	1,054,568
				7,593,177

Utah–1.83%

Davis School District; Series 2009, Unlimited Tax GO Bonds (CEP-Utah School Bond Guarantee Program)	3.00%	06/01/14	875	875,000
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB (a)	0.04%	05/15/35	500	500,000
				1,375,000

Virginia–1.84%

Hampton (County of) Roads Sanitation District; Series 2009-A, Wastewater RB	4.00%	11/01/14	100	101,544
Roanoke (City of); Series 2004 B, Public Improvement Unlimited Tax GO Bonds (e)(f)	5.00%	02/01/15	750	781,728
Virginia (State of); Series 2011 A-1, Unlimited Tax GO Bonds	3.00%	06/01/14	500	500,000
				1,383,272

Washington–0.27%

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.16%	11/01/32	200	200,000

Wisconsin–5.34%

New Berlin (City of); Series 2012 A, Ref. Corporate Purpose Unlimited Tax GO Bonds	2.00%	06/01/14	500	500,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.09%	07/01/16	2,500	2,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.06%	12/01/36	1,000	1,000,000
				4,000,000
TOTAL INVESTMENTS(g)(h)–99.17% (Cost $74,350,890)				74,350,890
OTHER ASSETS LESS LIABILITIES–0.83%				619,031
NET ASSETS–100.00%				$74,969,921

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
TRAN	—Tax and Revenue Anticipation Notes
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $6,009,000, which represented 8.02% of the Fund’s Net Assets.

(d)	Security subject to the alternative minimum tax.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g)	Also represents cost for federal income tax purposes.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
US Bancorp	15.8%
Federal Home Loan Banks	10.2
Toronto-Dominion Bank/ The	10.1
Federal Home Loan Mortgage Corporation	9.4
PNC Financial Services Group Inc. (The)	8.2
JP Morgan Chase & Co	7.7
Bank of Montreal	5.9
Northern Trust Corporation	5.1

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Tax-Exempt Cash Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Tax-Exempt Cash Fund

Invesco Tax-Free Intermediate Fund Quarterly Schedule of Portfolio Holdings May 31, 2014
invesco.com/us TFI-QTR-1 5/14 Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.50%

Alabama–2.51%

Alabama (State of) 21st Century Authority; Series 2012 A, Tobacco Settlement RB	5.00%	06/01/19	$1,750	$2,030,700
Alabama (State of) Public School & College Authority;
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/15	1,000	1,044,750
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/18	1,000	1,157,630
Birmingham (City of) Airport Authority;
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/15	1,930	1,992,474
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/16	2,335	2,470,523
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/17	2,465	2,649,752
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/18	1,985	2,159,124
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/19	1,410	1,547,503
Series 2003 A, Ref. RB (INS-AGM) (a)	4.50%	07/01/20	1,375	1,522,194
Birmingham (City of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2006 C-1, RB (b)	4.10%	11/03/16	2,000	2,165,900
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative);
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	4.25%	08/01/18	3,540	3,978,996
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	4.25%	08/01/19	3,535	4,007,241
Huntsville (City of) Health Care Authority;
Series 2010 A, RB	4.50%	06/01/15	1,970	2,040,506
Series 2010 A, RB	5.00%	06/01/18	2,740	3,085,048
Mobile (City of) Industrial Development Board (Alabama Power Co. - Barry Plant); Series 2007 C, PCR (b)	5.00%	03/19/15	2,150	2,224,175
				34,076,516
Alaska–0.64%

Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation);
Series 2004 A, RB (INS-AGM) (a)	5.13%	04/01/19	1,000	1,160,630
Series 2009 C, Ref. RB	4.25%	04/01/15	1,025	1,057,380
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/21	765	897,743
Alaska (State of) International Airports System; Series 2006 B, RB (INS-NATL) (a)	5.00%	10/01/27	1,135	1,236,582
Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.63%	09/01/29	250	288,103
North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/19	1,000	1,203,510
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC) (a)	5.13%	06/01/24	650	736,066
Valdez (City of) (BP Pipelines); Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/21	1,800	2,126,160
				8,706,174
Arizona–1.96%

Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS-AGC) (a)	4.00%	07/01/18	1,250	1,380,462
Arizona (State of);
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/14	3,000	3,048,240
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/15	2,000	2,120,920
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/16	3,000	3,295,410
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/18	2,000	2,298,640
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/19	1,000	1,163,180
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/21	2,000	2,283,000
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/22	2,000	2,262,640
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/23	2,000	2,244,180
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	07/01/23	1,500	1,736,085
Pima (County of);
Series 2010, COP	3.50%	06/01/14	2,130	2,130,192
Series 2010, COP	3.50%	06/01/15	1,200	1,239,756
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/19	500	566,075

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)

Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-SGI) (a)	5.00%	07/01/24	$750	$820,095
				26,588,875
California–9.02%

Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/25	1,520	1,751,937
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/28	1,350	1,489,293
Association of Bay Area Governments Finance Authority for Non-profit Corps. (Casa de las Campanas, Inc.); Series 2010, RB (INS-Cal-Mortgage) (a)	4.00%	09/01/15	675	700,083
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2011, Ref. RB	5.00%	08/15/15	1,000	1,057,270
California (State of) Health Facilities Financing Authority (St. Joseph Health System);
Series 2009 C, Ref. RB (b)	5.00%	10/16/14	3,125	3,182,125
Series 2009 D, Ref. RB (b)	5.00%	10/18/16	6,000	6,630,600
California (State of) Health Facilities Financing Authority (The Episcopal Home);
Series 2010 B, RB (c)	5.10%	02/01/19	620	690,029
Series 2010 B, RB (b)(c)	5.50%	02/01/20	1,250	1,527,387
California (State of) Pollution Control Financing Authority (BP West Coast Products LLC); Series 2009, Ref. Environmental Improvement RB (b)	2.60%	09/02/14	4,650	4,676,040
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-3, TEMPS-40SM RB	2.10%	10/01/19	2,250	2,251,867
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2008 A, RB (INS-Cal-Mortgage) (a)	5.00%	08/15/17	385	430,981
Series 2008 A, RB (INS-Cal-Mortgage) (a)	5.25%	08/15/19	325	372,801
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB (b)(c)	5.05%	10/01/18	1,500	1,759,905
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB (b)(d)	1.01%	05/01/17	6,000	6,000,000
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/20	1,900	2,224,311
Series 2009 B, Ref. Economic Recovery Unlimited Tax GO Bonds (b)	5.00%	07/01/14	1,095	1,099,599
Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/17	2,000	2,279,620
Series 2012 A, Ref. Floating Rate Unlimited Tax GO Bonds (b)(d)	0.74%	05/01/15	3,000	3,000,000
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (d)	1.06%	05/01/19	4,000	4,000,000
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2006 A, Ref. IDR	1.65%	07/01/18	3,000	3,022,620
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/21	1,500	1,243,335
Fresno (City of); Series 2008 A, Sewer System RB (INS-AGC) (a)	5.00%	09/01/25	2,040	2,334,250
Hayward Unified School District (Election of 2008);
Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/17	1,000	951,630
Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/20	1,000	859,810
Inland Valley Development Agency;
Series 2011 B, Tax Allocation RB (b)(c)	4.25%	03/01/15	2,500	2,576,475
Series 2011 C, Tax Allocation RB (b)(c)	4.50%	03/01/16	2,500	2,686,250
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/17	575	623,087
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/18	450	491,256
Irvine (City of) Public Facilities & Infrastructure Authority; Series 2012 A, Special Assessment RB	3.00%	09/02/14	445	447,452
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/24	1,000	1,146,270
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB	5.00%	05/15/28	1,000	1,128,810
Series 2009 A, Sr. RB	5.25%	05/15/29	1,000	1,173,300
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/21	2,000	2,442,180
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/26	670	778,285
Madera (City of) Irrigation District; Series 2008, Ref. Water RB	5.00%	01/01/23	2,250	2,451,037
Monterey (County of) (2009 Refinancing);
Series 2009, COP (INS-AGM) (a)	5.00%	08/01/16	1,000	1,090,360
Series 2009, COP (INS-AGM) (a)	5.00%	08/01/19	2,360	2,734,862

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/21	$1,155	$1,308,650
New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/20	2,530	2,940,973
Northern California Power Agency;
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/14	1,000	1,006,170
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/16	1,000	1,073,540
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/20	1,000	1,161,560
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/21	1,000	1,141,920
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/23	1,300	960,856
Sacramento (County of);
Series 2009 B, Sr. Airport System RB	5.00%	07/01/18	1,000	1,145,260
Series 2009 D, Sub. & Passenger Facility Charge Grant Airport System RB (INS-AGC) (a)	5.13%	07/01/25	1,500	1,639,815
Series 2010, Ref. COP	5.00%	02/01/16	4,665	4,984,786
Series 2010, Ref. COP	5.00%	02/01/17	4,000	4,361,160
Series 2010, Ref. COP	5.25%	02/01/18	3,000	3,398,340
Series 2010, Ref. COP	5.25%	02/01/19	1,500	1,703,910
Series 2010, Sr. Airport System RB	5.00%	07/01/23	500	577,800
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/26	2,000	2,348,660
San Francisco (City & County of) Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, Tax Allocation RB	5.00%	08/01/20	125	145,078
Series 2014 A, Tax Allocation RB	5.00%	08/01/21	150	174,168
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS-NATL) (a)	4.38%	01/01/24	1,000	1,048,650
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/22	1,900	1,496,250
Series 2009 B-1, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/23	2,000	1,478,240
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)	3.20%	06/01/20	4,355	4,358,310
Val Verde Unified School District; Series 2009 A, Ref. COP (INS-AGC) (a)	5.00%	03/01/29	2,040	2,157,688
Vernon (City of);
Series 2009 A, Electric System RB	5.13%	08/01/21	4,600	5,163,408
Series 2009 A, Electric System RB	5.50%	08/01/15	625	660,844
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/27	1,000	1,315,390
West Sacramento (City of) Area Flood Control Agency; Series 2008, Special Assessment RB	5.13%	09/01/23	1,075	1,128,148
				122,184,691
Colorado–1.31%

Adams State College;
Series 2009 A, Auxiliary Facilities Improvement RB (CEP-Colorado Higher Education Intercept Program)	5.00%	05/15/29	450	498,695
Series 2009 A, Auxiliary Facilities Improvement RB (CEP-Colorado Higher Education Intercept Program)	5.20%	05/15/27	340	387,644
Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB (INS-AGM) (a)	5.00%	12/01/20	1,000	1,134,300
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	6.75%	12/01/23	760	832,694
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.);
Series 2003 A, Hospital RB (INS-AGM) (a)	5.00%	05/15/15	1,000	1,040,650
Series 2003 A, Hospital RB (INS-AGM) (a)	5.25%	05/15/26	1,000	1,105,400
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/19	2,795	3,243,793
Colorado School of Mines Board of Trustees; Series 2009 A, Ref. & Improvement Enterprise RB (CEP-Colorado Higher Education Intercept Program)	5.00%	12/01/29	500	553,030
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds	5.00%	12/01/28	1,000	1,157,250
Glenwood Springs (City of);
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/14	1,005	1,013,965
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/15	1,000	1,034,470

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)

Northern Colorado Water Conservancy District; Series 2007 J, Ref. RB (INS-AMBAC) (a)	5.00%	12/01/14	$1,300	$1,331,005
Public Authority for Colorado Energy;
Series 2008, Natural Gas Purchase RB	6.13%	11/15/23	1,525	1,861,445
Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	2,000	2,508,040
				17,702,381
Connecticut–2.59%

Connecticut (State of) (Transportation Infrastructure); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/16	2,000	2,229,840
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	4.00%	07/01/23	1,500	1,601,535
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (INS-AGM) (a)	4.00%	07/01/22	2,590	2,865,861
Connecticut (State of) Health & Educational Facility Authority (Yale New Haven Health); Series 2014 B, Floating Rate RB (b)(d)	0.65%	07/01/19	9,000	9,000,000
Connecticut (State of);
Series 2013 A, Floating Rate Unlimited Tax GO Bonds (d)	0.61%	03/01/19	2,000	2,000,000
Series 2014 C, Ref. Unlimited Tax GO Bonds	5.00%	06/15/18	7,000	8,093,260
Series 2014 C, Ref. Unlimited Tax GO Bonds	5.00%	12/15/18	7,000	8,181,180
New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB	5.13%	06/01/23	1,000	1,129,170
				35,100,846
Delaware–0.21%

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center);
Series 2009 A, RB	4.05%	07/01/22	1,000	1,054,980
Series 2009 A, RB	5.00%	07/01/18	1,540	1,736,519
				2,791,499
District of Columbia–0.80%

District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	4.75%	03/01/17	2,035	2,091,939
District of Columbia (Georgetown University);
Series 2001 C, University RB (b)	5.25%	04/01/23	2,000	2,282,980
Series 2009 A, Ref. University RB	5.00%	04/01/15	2,000	2,078,340
Series 2011, University RB (b)	5.00%	04/01/21	2,055	2,369,025
District of Columbia; Series 2011 E, Ref. Income Tax Sec. Floating Rate RB (d)	0.66%	12/01/15	2,000	2,000,000
				10,822,284
Florida–5.15%

Broward (County of); Series 2009 O, Ref. Airport System RB	5.00%	10/01/14	1,490	1,514,451
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,168,950
Citizens Property Insurance Corp. (High Risk Account);
Series 2009 A-1, Sr. Sec. RB (INS-AGC) (a)	5.00%	06/01/16	2,000	2,179,320
Series 2010 A-1, Sr. Sec. RB (INS-AGM) (a)	5.00%	06/01/14	2,500	2,500,350
Series 2010 A-1, Sr. Sec. RB (INS-AGM) (a)	5.00%	06/01/17	2,000	2,250,000
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	8,000	9,498,400
Escambia (County of) (Gulf Power Co.); Series 1997, Ref. PCR (b)	2.10%	04/11/19	2,000	2,000,000
Florida (State of) Board of Education;
Series 2009 A, Lottery RB	5.00%	07/01/23	2,000	2,309,820
Series 2009 A, Lottery RB	5.25%	07/01/24	1,715	1,997,666
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS-NATL) (a)	5.00%	07/01/18	1,335	1,470,756
Florida (State of) Municipal Power Agency (St. Lucie);
Series 2011 A, RB	4.00%	10/01/16	500	538,825
Series 2011 A, RB	4.00%	04/01/17	500	544,630
Florida Hurricane Catastrophe Fund Finance Corp.; Series 2010 A, RB	5.00%	07/01/15	5,250	5,520,585
Gulf Breeze (City of) (2010 A Loan Program - Loans to City of Pensacola);
Series 2010 A, Capital Funding RB (INS-AGM) (a)	5.00%	10/01/15	1,590	1,687,467
Series 2010 A, Capital Funding RB (INS-AGM) (a)	5.00%	10/01/16	1,495	1,642,213
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB (f)	4.50%	12/01/20	3,050	3,451,106

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2005 I, Hospital RB	4.50%	11/15/15	$2,000	$2,123,360
Series 2005 I, Hospital RB	5.00%	11/15/16	2,000	2,220,800
Kissimmee (City of) Utility Authority;
Series 2003, Ref. Electric System RB (INS-AGM) (a)	5.00%	10/01/17	1,900	2,148,368
Series 2003, Ref. Electric System RB (INS-AGM) (a)	5.25%	10/01/15	1,500	1,595,790
Series 2003, Ref. Electric System RB (INS-AGM) (a)	5.25%	10/01/16	1,500	1,657,470
Lakeland (City of) (Lakeland Regional Health Systems); Series 2011, Ref. Hospital System RB	4.00%	11/15/14	585	593,582
Miami (City of) (Homeland Defense); Series 2007, Ref. Limited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/16	1,000	1,063,520
Miami (City of);
Series 1998, Ref. Parking System RB (INS-NATL) (a)	5.25%	10/01/15	900	930,942
Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/28	750	806,370
Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO Bonds	5.00%	07/01/17	500	565,115
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS-AGC) (a)	5.00%	06/01/18	1,000	1,135,550
Series 2009, Public Facilities RB (INS-AGC) (a)	5.50%	06/01/29	2,455	2,693,896
Miami-Dade (County of) (Miami International Airport);
Series 2009 A, Aviation RB (INS-AGC) (a)	5.00%	10/01/27	120	131,252
Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/26	1,000	1,098,160
Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/29	1,000	1,084,800
Miami-Dade (County of);
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (a)	5.00%	10/01/24	1,500	1,709,445
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (a)	5.13%	10/01/25	1,525	1,741,077
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (a)	5.50%	10/01/20	1,500	1,724,370
Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2009, Hospital RB	5.00%	10/01/14	1,085	1,102,111
Pasco (County of); Series 2009 A, Water & Sewer RB	5.00%	10/01/16	750	830,595
Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP (INS-AGC) (a)	6.25%	09/01/27	500	573,940
Volusia (County of) School Board; Series 2011, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	10/01/14	2,000	2,026,940
				69,831,992
Georgia–4.19%

Atlanta (City of);
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	4.13%	11/01/19	970	1,101,736
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/17	1,500	1,710,870
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/20	1,500	1,728,435
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/21	1,500	1,706,430
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/27	2,000	2,409,140
Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, PCR (b)	2.20%	04/02/19	1,000	1,013,320
Series 1994, PCR (b)	2.20%	04/02/19	4,000	4,053,280
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (b)	2.40%	04/01/20	2,000	2,015,440
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/20	2,440	2,706,960
Fayette (County of) Hospital Authority (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/20	2,500	2,772,375
Series 2009 A, RAC	4.50%	06/15/21	2,500	2,746,250
Fulton (County of) Development Authority (Catholic Health East); Series 2010, Health System RB (c)	4.00%	11/15/16	2,460	2,681,031
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/29	2,830	3,099,218
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2012, Retirement Community RB	5.00%	11/15/22	2,000	2,265,060
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2010 A, RAC	5.00%	02/15/16	1,245	1,324,630
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System);
Series 2008 A, RAC	5.00%	08/01/20	1,000	1,097,640
Series 2008 A, RAC	5.25%	08/01/23	1,000	1,089,810
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.25%	07/01/29	2,000	2,190,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)

Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.);
Series 2009, RAC	4.00%	08/01/19	$635	$705,352
Series 2009, RAC	5.00%	08/01/24	1,260	1,431,032
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (INS-AGM) (a)	3.50%	08/01/20	2,000	2,137,560
Series 2010, RAC (INS-AGM) (a)	5.00%	08/01/21	1,500	1,705,080
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	4.00%	10/01/14	585	590,470
Series 2012 A, RB	4.00%	10/01/16	1,660	1,755,085
Series 2012 C, RB	5.25%	10/01/27	1,000	1,093,000
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	2,500	2,694,800
South Regional Joint Development Authority (Valdosta State University Parking & Health Center);
Series 2007, RB (INS-SGI) (a)	5.00%	08/01/20	1,385	1,530,564
Series 2007, RB (INS-SGI) (a)	5.00%	08/01/21	1,490	1,685,294
Series 2007, RB (INS-SGI) (a)	5.00%	08/01/22	605	684,297
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	4.75%	11/01/25	750	763,095
Valdosta (City of) & Lowndes (County of) Hospital Authority (South Medical Center); Series 2011 B, RB	5.00%	10/01/24	2,000	2,275,680
				56,762,934
Guam–0.63%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.00%	12/01/15	1,085	1,140,585
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/19	1,000	1,158,760
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/20	1,595	1,861,572
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/24	2,250	2,610,652
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/25	1,500	1,726,320
				8,497,889
Idaho–0.65%

Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/19	1,000	1,167,540
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/25	500	560,160
Idaho (State of) Housing & Finance Association;
Series 2008 D, Class III, Single Family Mortgage RB	5.35%	01/01/29	260	265,543
Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/26	290	305,631
Regents of the University of Idaho;
Series 2007 B, General RB (INS-AGM) (a)(b)	4.50%	04/01/18	1,760	1,952,632
Series 2011, Ref. General RB (b)	5.25%	04/01/21	3,850	4,522,095
				8,773,601
Illinois–5.79%

Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/23	1,260	1,399,986
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,145	1,232,009
Chicago (City of) (Midway Airport); Series 2013 B, Ref. Second Lien RB	5.00%	01/01/20	2,000	2,341,540
Chicago (City of) (Midway Airport);
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/19	400	462,876
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/20	500	585,385
Chicago (City of) (O’Hare International Airport);
Series 2008 A, Ref. Passenger Facility Charge RB (INS-AGM) (a)	5.00%	01/01/16	1,400	1,502,522
Series 2010 C, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/21	1,025	1,186,427
Chicago (City of) Board of Education; Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (b)(d)	0.89%	06/02/18	10,000	9,714,300
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/23	2,500	2,740,275
Cook (County of);
Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/19	2,015	2,337,702
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/20	5,150	5,855,550

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)

Cook County School District No. 144 (Prairie Hills);
Series 2010 A, School Limited Tax GO Bonds (c)	4.00%	12/01/16	$870	$946,925
Series 2010 A, School Limited Tax GO Bonds (c)	4.25%	12/01/20	555	644,455
DeKalb County Community Unit School District No. 428;
Series 2010, School Building Unlimited Tax CAB GO Bonds (e)	0.00%	01/01/19	1,000	913,190
Series 2010, School Building Unlimited Tax CAB GO Bonds (e)	0.00%	01/01/20	1,000	875,710
Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2003 A, RB (b)	4.38%	07/01/14	640	642,266
Series 2010 D, Ref. RB	5.00%	04/01/20	1,200	1,379,916
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/18	465	521,107
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 A, RB (b)(c)	7.00%	11/17/14	1,000	1,031,790
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS-AGM) (a)	5.00%	05/15/17	2,000	2,175,320
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.);
Series 2005, RB (INS-AGM) (a)	5.25%	03/01/22	1,275	1,460,551
Series 2005, RB (INS-AGM) (a)	5.25%	03/01/23	1,500	1,706,085
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2009 C, RB	5.25%	08/15/29	2,015	2,032,792
Illinois (State of);
Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/16	1,000	1,071,740
Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/17	800	884,848
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/24	2,000	2,228,380
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/25	2,000	2,210,980
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/21	2,500	2,863,400
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/20	2,500	2,850,550
Joliet (City of); Series 2012, Ref. Waterworks & Sewage RB	4.00%	01/01/15	1,000	1,020,900
Kane & DeKalb Counties Community Unit School District No. 302 (Kaneland); Series 2008, School Building Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	02/01/28	1,500	1,611,120
Kendall (County of) Forest Preserve District; Series 2007, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	01/01/23	4,000	4,530,000
Kendall, Kane & Will Counties Community Unit School District No. 308;
Series 2007, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	02/01/23	5,795	6,372,588
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	4.38%	10/01/21	1,020	1,115,176
Northern Illinois Municipal Power Agency (Prairie State Power); Series 2007 A, RB (INS-NATL) (a)	5.00%	01/01/19	1,000	1,113,030
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,000	1,174,680
St. Clair (County of) (Alternative Revenue Source);
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/19	1,000	1,169,840
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/21	1,480	1,677,950
Will County Community Unit School District No. 365 (Valley View); Series 2011 B, Ref. Unlimited Tax GO Bonds	5.00%	11/01/17	1,060	1,200,174
Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Junior College);
Series 2008, Unlimited Tax GO Bonds (b)(c)	5.75%	06/01/18	240	285,295
Series 2008, Unlimited Tax GO Bonds	5.75%	06/01/27	1,195	1,351,880
				78,421,210
Indiana–0.82%

Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/22	1,000	1,125,170
Indiana (State of) Municipal Power Agency;
Series 2011 A, Power Supply System RB	5.00%	01/01/21	250	294,287
Series 2011 A, Power Supply System RB	5.00%	01/01/22	250	295,065
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/29	1,040	1,158,165
Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB (INS-AGM) (a)	5.13%	01/15/24	2,285	2,625,945
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS-AGC) (a)	5.00%	01/15/22	2,470	2,653,521
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 A, Ref. PCR (b)	1.75%	06/01/18	2,500	2,504,800
University of Southern Indiana; Series 2009 J, Student Fee RB (INS-AGC) (a)	5.00%	10/01/23	400	446,368
				11,103,321
Iowa–1.50%

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.38%	06/15/28	1,825	1,990,144

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)

Iowa (State of) Finance Authority (Iowa Health System);
Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/18	$1,000	$1,134,390
Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/19	500	578,150
Iowa Student Loan Liquidity Corp.;
Series 2009 1, RB	5.00%	12/01/15	2,500	2,640,925
Series 2009 1, RB	5.00%	12/01/16	2,525	2,748,008
Series 2009 1, RB	5.25%	12/01/17	2,500	2,795,250
Series 2009 1, RB	5.25%	12/01/18	2,500	2,832,225
Series 2009 2, RB	5.40%	12/01/23	2,500	2,722,175
Series 2009 3, RB	5.00%	12/01/19	2,500	2,833,400
				20,274,667
Kansas–0.34%

Dodge City (City of); Series 2009, Sales Tax RB (INS-AGC) (a)	5.00%	06/01/21	1,000	1,159,850
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.00%	11/15/16	1,000	1,108,320
Series 2009 D, Hospital RB	5.00%	11/15/24	1,585	1,780,114
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/24	500	556,650
				4,604,934
Kentucky–3.02%

Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS-AGC) (a)	5.25%	02/01/28	1,030	1,083,529
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	5.75%	12/01/28	550	590,216
Kentucky (State of) Municipal Power Agency (Prairie State);
Series 2010 A, Power System RB (INS-AGM) (a)	4.00%	09/01/16	800	859,168
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/21	5,860	6,774,453
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/22	4,560	5,216,367
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/23	1,000	1,132,390
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/17	5,000	5,590,850
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR (b)	2.20%	08/01/19	3,000	3,088,380
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District;
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/15	2,500	2,615,825
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/20	10,000	11,798,900
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (a)	5.00%	10/01/24	2,000	2,249,840
				40,999,918
Louisiana–3.94%

Greater New Orleans Expressway Commission; Series 2009, Ref. RB (INS-AGC) (a)	2.75%	11/01/14	600	605,844
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB (INS-AGM) (a)	5.25%	01/01/28	1,000	1,092,780
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/21	1,100	1,279,432
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.);
Series 2011, Ref. RB (INS-AGM) (a)	3.00%	12/01/15	1,750	1,819,002
Series 2011, Ref. RB (INS-AGM) (a)	4.00%	12/01/17	1,690	1,863,563
Series 2011, Ref. RB (INS-AGM) (a)	4.00%	12/01/18	1,775	1,964,357
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB (INS-AGM) (a)	4.00%	04/01/18	1,600	1,768,416
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles);
Series 2009, Ref. RB (INS-AGC) (a)	4.00%	04/01/16	1,435	1,519,464
Series 2009, Ref. RB (INS-AGC) (a)	4.00%	04/01/18	1,555	1,707,312
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/18	1,000	1,136,610

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS-AGC) (a)	5.00%	10/01/26	$1,500	$1,627,965
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (a)	5.00%	02/01/29	1,000	1,088,010
Louisiana (State of) Offshore Terminal Authority (Loop LCC); Series 2007 B-2A, Deepwater Port RB (b)	2.13%	10/01/15	1,000	1,016,290
Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS-AGC) (a)	5.00%	07/01/22	500	527,820
Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2008 B, Ref. RB (INS-AGC) (a)	5.75%	07/01/18	620	667,108
Series 2009 A, Ref. RB	5.00%	07/01/15	1,000	1,044,100
Series 2009 A, Ref. RB	5.00%	07/01/16	1,000	1,080,850
Series 2009 A, Ref. RB	5.25%	07/01/20	1,000	1,167,570
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (INS-AMBAC) (a)	5.00%	06/01/18	1,000	1,115,520
Louisiana (State of) Public Facilities Authority (Nineteenth Judicial District Court Building); Series 2007, RB (INS-NATL) (a)	4.50%	06/01/21	1,000	1,049,770
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS-AMBAC) (a)	5.00%	06/01/16	1,000	1,087,980
Series 2006 B, Assessment RB (INS-AMBAC) (a)	5.25%	06/01/14	1,280	1,280,166
Series 2006 C-3, Assessment RB (INS-AGC) (a)	6.13%	06/01/25	1,550	1,813,128
New Orleans (City of) Aviation Board (Consolidated Rental Car);
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.00%	01/01/16	1,250	1,324,700
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.13%	01/01/17	1,730	1,886,859
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.25%	01/01/18	1,575	1,758,503
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/19	1,100	1,257,762
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/20	1,890	2,154,978
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/25	1,000	1,137,950
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/19	500	573,325
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	6.00%	01/01/23	1,025	1,184,080
New Orleans (City of); Series 2009, Ref. Sewerage Service RB (INS-AGC) (a)	6.25%	06/01/29	1,000	1,141,700
Plaquemines (Parish of) Law Enforcement District;
Series 2009, Limited Tax GO Bonds	4.00%	09/01/14	415	418,113
Series 2009, Limited Tax GO Bonds	4.50%	09/01/17	1,350	1,466,154
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/20	1,000	1,082,800
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/22	5,000	5,799,150
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/19	2,540	2,929,103
				53,438,234
Maine–0.54%

Lewiston (City of) (UBS Financial Services, Inc.);
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.00%	12/15/19	750	833,497
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.00%	12/15/20	870	965,926
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.50%	12/15/23	950	1,063,791
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group);
Series 2013, RB	5.00%	07/01/22	300	346,758
Series 2013, RB	5.00%	07/01/25	1,290	1,450,141
Maine (State of) Housing Authority; Series 2009 B, Mortgage Purchase RB	5.00%	11/15/29	2,500	2,639,600
				7,299,713
Maryland–0.32%

Baltimore (City of) (Water); Series 2009 A, Sub. Project RB	5.13%	07/01/29	250	284,987
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2008, RB	5.00%	07/01/18	1,000	1,107,710
Series 2008, RB (INS-AGC) (a)	5.00%	07/01/20	1,000	1,083,560

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB (b)	5.00%	05/15/15	$715	$748,355
Montgomery (County of) Housing Opportunities Commission; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/16	1,000	1,055,300
				4,279,912
Massachusetts–1.15%

Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS-AGC) (a)	4.00%	11/15/17	730	800,467
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2010 A, RB (b)(c)	2.25%	09/01/16	920	959,054
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (INS-AGC) (a)	5.00%	07/01/23	1,095	1,235,467
Massachusetts (State of) Development Finance Agency (Partners HealthCare System); Series 2014 M, Floating Rate RB (b)(d)	0.61%	01/30/18	8,865	8,865,000
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/24	1,500	1,753,020
Worcester (City of); Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	4.00%	11/01/16	1,860	2,007,349
				15,620,357
Michigan–3.90%

Adrian City School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	05/01/15	755	791,534
Battle Creek (City of);
Series 2008, Ref. Downtown Development Limited Tax GO Bonds (c)	5.00%	05/01/15	320	334,189
Series 2008, Ref. Downtown Development Limited Tax GO Bonds (INS-AMBAC) (a)	5.00%	05/01/15	790	822,801
Central Michigan University Board of Trustees; Series 2009, Ref. General RB	5.00%	10/01/14	1,510	1,533,345
Hastings Area School System; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	3.25%	05/01/15	1,475	1,507,966
Michigan (State of) Building Authority (Facilities Program);
Series 2009 I, Ref. RB (INS-AGC) (a)	5.00%	10/15/23	7,150	8,166,301
Series 2009 I, Ref. RB (INS-AGC) (a)	5.25%	10/15/24	1,040	1,201,512
Series 2009 II, RB	4.00%	10/15/15	1,000	1,050,430
Series 2009 II, RB	4.00%	10/15/16	1,950	2,108,847
Series 2009 II, RB (INS-AGM) (a)	5.00%	10/15/21	1,180	1,336,787
Series 2009 II, RB (INS-AGM) (a)	5.00%	10/15/22	520	584,823
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010 F-3, Ref. & Project RB (b)	2.63%	06/30/14	2,700	2,705,319
Michigan (State of) Hospital Finance Authority (Henry Ford Health System);
Series 2009, Ref. RB	4.00%	11/15/14	655	663,391
Series 2009, Ref. RB	5.00%	11/15/19	1,500	1,687,170
Series 2009, Ref. RB	5.50%	11/15/18	1,000	1,138,720
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 A, Ref. RB	5.25%	05/15/18	1,100	1,263,361
Michigan (State of) Municipal Bond Authority (Local Government Loan Program);
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.00%	05/01/21	1,515	1,704,390
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.13%	05/01/23	300	333,330
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.25%	05/01/24	500	557,020
Series 2009 C, State Qualified School Limited Obligation Bonds (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/15	1,850	1,926,294
Series 2009 C, State Qualified School Limited Obligation Bonds (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/16	1,860	2,013,896
Michigan (State of);
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/19	3,000	3,543,540
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/23	1,500	1,714,215
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group);
Series 2009 W, Ref. RB	5.00%	08/01/15	1,000	1,051,870
Series 2009 W, Ref. RB	5.25%	08/01/16	3,000	3,285,360
Series 2009 W, Ref. RB	5.25%	08/01/17	2,000	2,257,800
Series 2009 W, Ref. RB	5.50%	08/01/19	1,775	2,036,120
Southgate Community School District; Series 2005, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	05/01/18	1,710	1,780,418
Wayne State University Board of Governors; Series 2009 A, Ref. General RB	5.00%	11/15/17	2,000	2,277,140

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)

Ypsilanti School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	05/01/18	$1,270	$1,444,231
				52,822,120
Minnesota–2.01%

Duluth Independent School District No. 709; Series 2009 B, COP	4.00%	03/01/15	1,400	1,427,090
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, Health Care RB (INS-AGM) (a)	5.00%	08/15/19	1,400	1,626,870
Series 1995 B, Health Care RB (INS-AGM) (a)	5.00%	08/15/21	1,350	1,573,884
Series 2010 A, Health Care Facilities RB	5.00%	08/15/20	730	861,758
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission;
Series 2007 B, Ref. Sub. RB (INS-NATL) (a)	5.00%	01/01/19	2,930	3,253,501
Series 2009 A, Ref. Sr. RB	4.00%	01/01/16	135	142,776
Series 2009 A, Ref. Sr. RB	5.00%	01/01/20	1,000	1,167,840
Series 2011, Ref. RB	5.00%	01/01/20	1,500	1,755,285
Series 2011, Ref. RB	5.00%	01/01/21	1,240	1,461,340
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	4.00%	02/15/20	1,500	1,669,740
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/16	570	610,584
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/21	1,500	1,736,430
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2009 Seven-A, RB	4.00%	10/01/15	1,000	1,049,710
Series 2009 Seven-A, RB	4.00%	10/01/16	1,000	1,079,230
Series 2009 Seven-A, RB	4.50%	10/01/22	1,000	1,110,920
Series 2009 Six-X, RB	5.00%	04/01/24	500	554,420
Minnesota (State of) Housing Finance Agency;
Series 2009 A, Residential RB	5.20%	01/01/23	265	280,041
Series 2009 B, Residential RB	5.45%	07/01/24	260	280,631
St. Cloud (City of) (CentraCare Health System);
Series 2010 A, Health Care RB	5.00%	05/01/15	500	521,245
Series 2010 B, Health Care RB	5.00%	05/01/16	1,000	1,085,050
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare);
Series 2009, Health Care RB	5.00%	02/01/16	1,470	1,560,714
Series 2009, Health Care RB	5.25%	02/01/21	2,175	2,404,354
				27,213,413
Mississippi–0.56%

Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB	4.63%	09/01/26	1,695	1,833,143
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS-AGC) (a)	5.00%	07/01/24	1,000	1,106,100
Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation RB (INS-AGM) (a)	5.00%	07/01/19	1,160	1,301,833
Mississippi (State of) Development Bank (Mississippi Power Co.); Series 2007 A, Special Obligation RB (INS-AMBAC) (a)	5.00%	07/01/16	1,000	1,083,560
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2004 B-2, RB	5.00%	09/01/23	1,975	2,249,801
				7,574,437
Missouri–1.41%

Cass (County of); Series 2007, Hospital RB	5.00%	05/01/17	500	528,320
Kansas City (City of);
Series 2008 A, Ref. General Improvement Airport RB (c)	4.00%	09/01/14	1,000	1,009,640
Series 2010 B, Ref. Special Obligation Tax Allocation RB	4.13%	01/01/21	2,000	2,178,780
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	5.00%	03/01/25	1,250	1,386,412
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care);
Series 2010 B, Health Facilities RB	5.00%	06/01/19	1,000	1,158,740
Series 2010 B, Health Facilities RB	5.00%	06/01/21	4,645	5,372,175
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/20	1,000	1,174,870
St. Charles (City of); Series 2012, COP	2.00%	05/01/15	1,885	1,911,805

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)

St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS-AGM) (a)	5.00%	07/01/20	$1,125	$1,251,990
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.00%	09/01/23	1,385	1,486,050
St. Louis Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (INS-AGC) (a)	5.00%	07/15/21	1,500	1,646,280
				19,105,062
Montana–0.56%

Gallatin (County of) Airport Authority (Passenger Facility Charge Supported); Series 2009, RB	4.38%	06/01/29	1,500	1,574,865
Helena (City of); Series 2009, COP	5.00%	01/01/29	400	434,476
Montana (State of) Facility Finance Authority (Kalispell Regional Medical Center Obligated Group); Series 2010, Health Care Facilities RB	5.00%	07/01/30	400	436,976
Montana (State of) Facility Finance Authority (Master Loan Program—Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB (CEP-State of Montana Board of Investments)	4.63%	07/01/18	1,010	1,151,642
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System);
Series 2010 B, Ref. RB	4.00%	01/01/20	1,000	1,113,870
Series 2010 B, Ref. RB	5.00%	01/01/19	2,500	2,895,375
				7,607,204
Nevada–2.47%

Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/27	2,000	2,148,000
Clark (County of);
Series 2006, Bond Bank Limited Tax GO Bonds (INS-AMBAC) (a)	5.00%	11/01/21	5,235	5,782,215
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/22	1,000	1,146,890
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/23	4,000	4,570,920
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/24	1,855	2,112,066
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/25	1,500	1,701,675
Sr. Series 2010 D, Airport System RB	4.00%	07/01/17	2,000	2,191,160
Clark County School District; Series 2004 A, Ref. Limited Tax GO Bonds (b)(c)	5.00%	06/15/14	5,000	5,009,950
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	4,100	4,572,074
Las Vegas (City of) Valley Water District; Series 2009 D, Ref. Limited Tax GO Bonds	5.00%	06/01/16	500	545,025
Reno (City of) (Washoe Medical Center);
Series 2004 C, Hospital RB (INS-AGM) (a)	5.00%	06/01/15	750	780,960
Series 2004 C, Hospital RB (INS-AGM) (a)	5.00%	06/01/17	1,365	1,513,894
Series 2005 A, Hospital RB (INS-AGM) (a)	5.25%	06/01/17	1,300	1,451,346
				33,526,175
New Hampshire–0.38%

Manchester (City of);
Series 2009 A, Ref. General Airport RB	5.00%	01/01/15	1,750	1,790,005
Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	500	542,560
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB	5.25%	10/01/25	525	593,203
Series 2011, RB	5.50%	10/01/26	510	580,594
New Hampshire (State of) Housing Finance Authority;
Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/23	325	343,460
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/28	215	230,477
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/29	980	1,044,974
				5,125,273
New Jersey–3.40%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB	5.00%	06/01/21	1,500	1,660,590
Series 2010 A, RB	5.25%	06/01/20	1,295	1,461,757

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)

New Jersey (State of) Economic Development Authority;
Series 2004, Cigarette Tax RB (c)	5.50%	06/15/16	$1,805	$1,995,951
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/16	630	698,865
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/17	1,550	1,761,358
Series 2012, Ref. RB	5.00%	06/15/23	1,500	1,710,795
Series 2012, Ref. RB	5.00%	06/15/24	4,500	5,060,205
New Jersey (State of) Educational Facilities Authority (Seton Hall University); Series 2011 A, Ref. RB	2.00%	07/01/14	1,000	1,001,540
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/15	1,000	1,049,460
New Jersey (State of) Transportation Trust Fund Authority;
Series 2011 B, Transportation System RB	5.00%	06/15/19	1,000	1,165,450
Series 2011 B, Transportation System RB	5.00%	06/15/20	1,000	1,170,850
Series 2011 B, Transportation System RB	5.00%	06/15/21	1,000	1,173,030
New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/20	2,000	2,305,740
Series 2009 H, RB	5.00%	01/01/21	2,000	2,298,080
Series 2013 D, Floating Rate RB (b)(d)	0.74%	01/01/18	4,000	4,016,240
Series 2013 E, Floating Rate RB (b)(d)	0.74%	01/01/18	3,000	3,000,000
Newark (City of) Housing Authority (South Ward Police Facility);
Series 2009 A, City-Secured Police Facility RB (INS-AGC) (a)	5.00%	12/01/21	1,130	1,289,985
Series 2009 A, City-Secured Police Facility RB (INS-AGC) (a)	5.38%	12/01/26	750	841,418
Newark (City of); Series 2010 A, Ref. Qualified General Improvement Unlimited Tax GO Bonds	4.00%	10/01/16	3,710	3,972,965
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/25	1,500	1,738,830
Perth Amboy (City of) Board of Education;
Series 2010, Ref. COP (INS-AGC) (a)	4.00%	06/15/15	1,345	1,386,534
Series 2010, Ref. COP (INS-AGC) (a)	4.00%	12/15/15	1,395	1,457,133
South Jersey Port Corp.; Series 2009 P-2, Marine Terminal RB	4.00%	01/01/16	1,505	1,587,986
South Jersey Transportation Authority; Series 2012 A, Ref. RB	5.00%	11/01/24	2,000	2,256,680
				46,061,442
New Mexico–0.37%

New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/22	4,965	5,059,434
New York–2.71%

Amherst Development Corp. (UBF Faculty-Student Housing Corp.—Greiner & Hadley Projects at SUNY Buffalo); Series 2010 A, Student Housing Facility RB (INS-AGM) (a)	4.00%	10/01/16	1,000	1,074,380
Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.);
Series 2009 A, Resource Recovery RB	5.00%	01/01/18	445	505,266
Series 2009 A, Resource Recovery RB	5.00%	01/01/19	365	421,144
Nassau (County of) Industrial Development Agency (New York Institute of Technology);
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/17	930	1,021,028
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/19	1,585	1,798,832
New York (City of) Transitional Finance Authority;
Series 2009 S-5, Building Aid RB	5.00%	01/15/16	2,000	2,150,500
Series 2009 S-5, Building Aid RB	5.00%	01/15/17	1,875	2,086,819
New York (City of);
Subseries 2008 J-1, Unlimited Tax GO Bonds	5.00%	08/01/17	750	850,943
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (d)	0.61%	08/01/25	3,250	3,250,000
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/19	500	577,950
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.50%	07/01/22	2,925	3,329,645
New York (State of) Dormitory Authority (North Shore – Long Island Jewish Obligated Group); Series 2011 A, RB	5.00%	05/01/15	500	520,835
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB (INS-AGC) (a)	5.75%	10/01/24	1,000	1,180,080
New York (State of) Dormitory Authority (St. Lawrence University); Series 2009, RB (c)	5.00%	07/01/14	2,000	2,008,400
New York (State of) Thruway Authority; Series 2013 A, Jr. General RB	5.00%	05/01/19	5,000	5,842,050

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)

Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS-AGC) (a)	4.00%	10/01/19	$1,100	$1,198,340
Tobacco Settlement Financing Corp.;
Series 2011 A, Asset-Backed RB	3.00%	06/01/16	3,000	3,157,470
Series 2011 A, Asset-Backed RB	4.00%	06/01/17	4,000	4,398,240
Yonkers (City of);
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	11/15/20	655	760,422
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	11/15/22	500	565,680
				36,698,024
North Carolina–1.01%

Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System);
Series 2007 A, Ref. Health Care RB	5.00%	01/15/19	1,000	1,107,110
Series 2009 A, Ref. Health Care RB	5.00%	01/15/20	3,500	4,016,285
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB (INS-AGC) (a)	6.00%	01/01/19	355	391,214
North Carolina (State of) Medical Care Commission (Wake Forest Baptist); Series 2012, Ref. Floating Rate Health Care Facilities RB (b)(d)	0.80%	12/01/17	4,800	4,800,000
North Carolina (State of); Series 2011, Vehicle Grant Anticipation RB (b)	4.00%	03/01/18	2,000	2,187,220
Oak Island (Town of); Series 2008 A, Enterprise System RB (INS-NATL) (a)	5.00%	06/01/20	1,065	1,174,940
				13,676,769
Ohio–5.94%

Akron (City of);
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (a)	5.00%	03/01/16	2,675	2,887,823
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (a)	5.00%	03/01/18	2,010	2,299,963
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/25	1,000	1,129,510
Allen (County of) (Catholic Healthcare Partners);
Series 2010 B, Hospital Facilities RB	5.00%	09/01/16	1,000	1,097,530
Series 2010 B, Hospital Facilities RB	5.00%	09/01/18	2,000	2,304,040
Series 2010 B, Hospital Facilities RB	5.00%	09/01/20	2,920	3,418,269
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/23	2,850	3,197,728
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/16	1,430	1,528,942
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/17	1,985	2,171,689
Cleveland (City of);
Series 2006 A, Airport System RB (INS-AMBAC) (a)	5.25%	01/01/21	3,980	4,657,874
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/18	2,000	2,249,820
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/19	2,000	2,280,000
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/20	4,000	4,498,040
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/23	2,000	2,196,680
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/27	1,000	1,081,730
Series 2011 A, Airport System RB	5.00%	01/01/17	7,605	8,354,016
Series 2011 A, Airport System RB	5.00%	01/01/22	2,315	2,647,017
Franklin (County of) (OhioHealth Corp.); Series 2011 D, Ref. Hospital Facilities RB (b)	4.00%	08/01/16	2,500	2,683,750
Hancock (County of) (Blanchard Valley Regional Health Center);
Series 2011 A, Hospital Facilities RB	4.00%	12/01/16	250	266,163
Series 2011 A, Hospital Facilities RB	5.00%	12/01/18	170	191,828
Series 2011 A, Hospital Facilities RB	5.75%	12/01/26	250	295,455
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B-1, Hospital RB	4.75%	01/01/20	3,000	3,434,100
Series 2009 B-1, Hospital RB	4.75%	01/01/21	1,000	1,135,180
Series 2009 B-1, Hospital RB	5.00%	01/01/22	1,000	1,132,930
Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/24	1,000	1,146,670
Ohio (State of) (Republic Services, Inc.); Series 2010, Ref. VRD Solid Waste RB (g)	0.32%	09/02/14	2,500	2,500,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2006 A, Ref. PCR (b)	3.75%	12/03/18	$1,500	$1,500,000
Series 2009, Ref. PCR (b)	2.25%	09/15/16	1,000	1,013,650
Series 2009 A, RB	5.70%	08/01/20	7,620	8,826,322
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,200	3,600,096
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 C, Hospital RB (b)	4.88%	07/15/15	2,525	2,653,219
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/19	1,825	2,151,785
				80,531,819
Oklahoma–1.48%

Cleveland (County of) Justice Authority (Detention Facility); Series 2009 A, Sales Tax RB	5.00%	03/01/22	1,000	1,034,380
Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/19	2,000	2,259,540
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/20	1,000	1,111,850
Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/29	1,280	1,382,208
Oklahoma (State of) Municipal Power Authority;
Series 2008 A, Power Supply System RB	5.25%	01/01/18	300	344,286
Series 2008 A, Power Supply System RB	5.38%	01/01/19	250	284,588
Series 2008 A, Power Supply System RB	5.88%	01/01/28	250	286,017
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/19	2,165	2,374,182
Tulsa (City of) Airports Improvement Trust;
Series 2009 A, General RB	4.00%	06/01/15	670	691,427
Series 2009 A, General RB	5.38%	06/01/24	1,750	1,797,845
Tulsa (County of) Industrial Authority (Jenks Public Schools); Series 2009, Educational Facilities Lease RB	4.00%	09/01/14	2,000	2,019,260
Tulsa (County of) Industrial Authority;
Series 2003 A, Capital Improvements RB	4.00%	05/15/16	5,000	5,355,650
Series 2005 A, Capital Improvements RB	4.00%	05/15/17	1,000	1,096,250
				20,037,483
Oregon–0.75%

Lane (County of); Series 2009 A, Limited Tax GO Bonds	4.00%	11/01/16	1,000	1,084,260
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.00%	04/01/28	500	574,225
Oregon (State of) Facilities Authority (Legacy Health System); Series 2010 A, Ref. RB	5.00%	03/15/16	1,490	1,601,795
Oregon (State of) Facilities Authority (PeaceHealth);
Series 2009 A, Ref. RB	5.00%	11/01/15	660	703,052
Series 2009 A, Ref. RB	5.00%	11/01/16	1,880	2,077,569
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	4.00%	10/01/16	1,000	1,063,820
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	1,000	1,098,220
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP-Oregon School Bond Guaranty) (e)	0.00%	06/15/23	2,500	1,982,825
				10,185,766
Pennsylvania–5.65%

Bethel Park School District; Series 2009, Limited Tax GO Bonds	4.00%	08/01/17	800	883,880
Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/16	500	541,145
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	1,000	1,091,240
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	4.00%	03/01/16	250	264,190
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB (b)	2.55%	12/03/18	2,000	2,023,000
Pennsylvania (State of) Economic Development Financing Authority (Waste Management); Series 2009, Solid Waste Disposal RB (b)	1.75%	12/01/15	2,000	2,041,940

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	4.25%	08/01/19	$3,000	$3,385,050
Series 2009, RB	5.00%	08/01/17	1,000	1,122,510
Series 2009, RB	5.00%	08/01/21	775	890,080
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/21	5,000	5,759,750
Pennsylvania (State of) Turnpike Commission;
Series 2008 C-1, Sub. RB (INS-AGC) (a)	6.00%	06/01/23	500	586,070
Series 2009 B, Sub. RB	5.00%	06/01/21	3,550	4,058,715
Series 2009 B, Sub. RB	5.25%	06/01/24	2,500	2,868,625
Series 2011 A, RB	5.00%	12/01/22	1,500	1,778,895
Series 2011 A, RB	5.00%	12/01/23	1,500	1,781,340
Series 2012 B, Floating Rate RB (d)	0.61%	12/01/16	5,000	5,000,000
Series 2013 B, Floating Rate RB (d)	1.21%	12/01/19	3,000	3,000,000
Series 2014 B-1, Ref. Floating Rate RB (d)	0.66%	12/01/18	3,000	3,000,000
Philadelphia (City of) (1975 General Ordinance); Twentieth Series 2011, Ref. Gas Works RB	4.00%	07/01/15	2,465	2,553,543
Philadelphia (City of) (1998 General Ordinance);
Tenth Series 2011, Ref. Gas Works RB	4.00%	07/01/14	1,605	1,609,815
Tenth Series 2011, Ref. Gas Works RB (INS-AGM) (a)	4.00%	07/01/17	1,000	1,089,820
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/27	1,320	1,340,869
Philadelphia (City of);
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	4.50%	08/01/20	2,150	2,398,862
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/21	2,500	2,862,700
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/22	5,000	5,689,650
Series 2009 B, Limited Tax GO Bonds (b)(c)	6.00%	07/15/16	1,000	1,119,270
Series 2009 B, Limited Tax GO Bonds (b)(c)	6.25%	07/15/16	2,000	2,249,120
Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	5.75%	07/15/17	1,000	1,100,450
Series 2010 A, Ref. Water & Wastewater RB (INS-AGM) (a)	5.00%	06/15/19	1,000	1,175,430
Philadelphia School District; Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	09/01/14	1,000	1,011,600
Pittsburgh Public School District;
Series 2009 A, Limited Tax GO Bonds (c)	4.00%	09/01/19	860	982,567
Series 2009 A, Limited Tax GO Bonds (INS-AGC) (a)	4.00%	09/01/19	2,245	2,503,871
Reading (City of); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.63%	11/01/23	1,500	1,687,350
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (INS-AGC) (a)	6.00%	07/01/26	500	577,900
Spring-Ford Area School District;
Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/16	685	716,099
Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/17	620	658,502
St. Mary Hospital Authority (Catholic Health East);
Series 2010 A, Health System RB	4.00%	11/15/15	1,445	1,520,617
Series 2010 A, Health System RB	5.00%	11/15/18	2,645	3,055,160
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (INS-AGM) (a)	5.50%	04/01/24	500	577,515
				76,557,140
Rhode Island–0.31%

Rhode Island (State of) Student Loan Authority; Sr. Series 2009 A, Student Loan Program RB	4.75%	12/01/15	1,150	1,211,444
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2006 A, Ref. Hospital Financing RB (INS-AGM) (a)	5.00%	05/15/15	1,000	1,038,490
Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.13%	05/15/27	500	570,000
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS-AGC) (a)	5.25%	09/15/29	1,265	1,393,170
				4,213,104
South Carolina–1.94%

Greenwood (County of) (Self Regional Healthcare);
Series 2012 B, Ref. Hospital RB	5.00%	10/01/27	3,130	3,471,827
Series 2012 B, Ref. RB	5.00%	10/01/25	1,250	1,396,075
Oconee (County of) (Duke Energy Carolinas); Series 1993, Ref. Pollution Control Facilities RB	3.60%	02/01/17	1,000	1,074,240

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)

Piedmont Municipal Power Agency;
Series 2009 A-3, Ref. Electric RB	5.00%	01/01/16	$2,225	$2,383,531
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/20	2,000	2,331,120
Rock Hill (City of); Series 2009 C, Ref. Combined Utility System RB (INS-AGC) (a)	4.00%	01/01/15	2,405	2,457,717
South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/18	655	712,136
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2010, Ref. Hospital RB	5.00%	02/01/15	1,000	1,029,730
Series 2010, Ref. Hospital RB	5.00%	02/01/16	1,140	1,219,823
Series 2010, Ref. Hospital RB	5.00%	02/01/18	1,000	1,127,840
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2005 A, Ref. Hospital RB (INS-AGM) (a)	4.00%	08/01/17	1,500	1,627,275
Series 2009, Ref. & Improvement Hospital RB	5.00%	08/01/15	500	521,285
Series 2013 A, Ref. Hospital RB	5.00%	08/01/21	1,300	1,452,555
South Carolina (State of) Transportation Infrastructure Bank; Series 2004 A, RB (b)(c)	5.25%	10/01/14	1,390	1,413,908
Spartanburg (City of) Sanitary Sewer District; Series 2009 B, Ref. Conv. Sewer System RB (INS-AGC) (a)	4.00%	03/01/16	1,110	1,175,268
Spartanburg Regional Health Services District, Inc.;
Series 2008 A, Ref. Hospital RB (INS-AGC) (a)	4.50%	04/15/27	1,735	1,814,602
Series 2008 D, Ref. Hospital RB (INS-AGC) (a)	5.25%	04/15/20	1,000	1,126,430
				26,335,362
South Dakota–0.80%

Rapid City (City of);
Series 2009, Water RB	5.00%	11/01/21	1,170	1,381,653
Series 2009, Water RB	5.00%	11/01/24	1,620	1,892,840
Series 2009, Water RB	5.00%	11/01/25	1,650	1,920,468
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/24	1,575	1,767,229
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/21	1,000	1,146,960
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health);
Series 2009, RB	5.00%	11/01/16	500	550,635
Series 2009, RB	5.00%	11/01/17	430	487,203
Series 2009, RB	5.00%	11/01/24	1,000	1,116,550
Series 2009, RB	5.25%	11/01/29	500	549,050
				10,812,588
Tennessee–0.96%

Chattanooga (City of) & Hamilton (County of) Hospital Authority (Erlanger Health System); Series 2004, Ref. RB (INS-AGM) (a)	4.50%	10/01/16	2,500	2,691,250
Jackson (City of) (Jackson-Madison County General Hospital); Series 2008, Ref. & Improvement Hospital RB	5.25%	04/01/23	1,000	1,097,000
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/22	2,165	2,524,433
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/20	860	965,952
Series 2012, Ref. & Improvement RB	5.00%	07/01/21	885	993,935
Sevierville (City of) Public Building Authority; Series 2009, Local Government Public Improvement RB	4.00%	06/01/14	2,500	2,500,275
Shelby (County of) Health, Educational & Housing Facilities Board (Baptist Memorial Health Care);
Series 2004 A, RB	5.00%	09/01/18	500	576,010
Series 2004 A, RB	5.00%	09/01/19	500	581,585
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)	5.00%	09/01/17	1,000	1,132,840
				13,063,280

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–10.08%

Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/24	$1,500	$1,636,980
Bexar (County of) Metropolitan Water District;
Series 2009, Ref. Waterworks System RB	5.00%	05/01/16	1,295	1,398,095
Series 2009, Ref. Waterworks System RB	5.00%	05/01/19	2,500	2,854,975
Series 2009, Ref. Waterworks System RB	5.00%	05/01/20	2,500	2,810,000
Series 2009, Ref. Waterworks System RB	5.00%	05/01/21	2,500	2,776,425
Series 2009, Ref. Waterworks System RB	5.00%	05/01/22	2,500	2,753,350
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	5.00%	08/15/23	750	834,892
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds	5.00%	08/15/22	1,100	1,289,563
Dallas (County of) Utility & Reclamation District;
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	02/15/19	1,200	1,320,684
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.15%	02/15/21	3,000	3,277,470
Dallas-Fort Worth International Airport Facilities Improvement Corp.; Series 2009 A, Ref. Joint RB	4.00%	11/01/14	1,500	1,524,405
Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/21	1,000	1,126,510
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2013 B, Ref. Floating Rate Hospital RB (d)	0.66%	06/01/18	1,750	1,750,000
Series 2013 B, Ref. Floating Rate Hospital RB (d)	0.76%	06/01/19	2,065	2,065,000
Series 2014 B, Floating Rate Hospital RB (b)(d)	0.63%	12/01/19	10,000	10,000,000
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System);
Series 2009, Ref. RB (c)	5.00%	02/15/17	1,700	1,900,515
Series 2009, Ref. RB (c)	5.00%	02/15/18	2,000	2,301,160
Series 2009, Ref. RB (c)	5.00%	02/15/19	1,000	1,176,580
Series 2009, Ref. RB (b)(c)	5.63%	12/15/19	2,500	3,012,875
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/19	485	572,950
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2009, Hospital RB	5.00%	10/01/24	1,750	1,996,732
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-AGC) (a)	5.00%	05/15/23	1,500	1,667,145
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area);
Series 2013 A, Ref. RB	5.00%	06/01/21	535	601,934
Series 2013 A, Ref. RB	5.00%	06/01/22	855	966,235
Series 2013 A, Ref. RB	5.00%	06/01/23	915	1,036,018
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership);
Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	4,000	4,367,960
Series 2008, Solid Waste Disposal RB	4.70%	05/01/18	7,320	8,028,137
Houston (City of) Convention & Entertainment Facilities Department;
Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/14	745	754,134
Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/15	1,000	1,055,400
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/15	325	341,897
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/16	250	273,125
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/17	340	383,054
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/18	500	576,075
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/19	250	283,648
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (b)(d)	0.81%	06/01/17	2,000	2,000,000
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB	5.75%	08/15/24	365	406,979
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (INS-AGC) (a)	5.00%	10/01/27	1,230	1,386,321
Live Oak (City of); Series 2004, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	08/01/16	390	392,851
Lower Colorado River Authority;
Series 2009, RB	5.25%	05/15/29	455	501,283
Series 2009, Ref. RB (b)(c)	5.25%	05/15/19	5	5,964
Series 2009, Ref. RB (b)(c)	5.25%	05/15/19	30	35,781
Series 2009, Ref. RB (b)(c)	5.25%	05/15/19	10	11,927
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2009, Ref. & Improvement RB	5.50%	02/15/15	1,875	1,925,381
Series 2009, Ref. & Improvement RB	5.50%	02/15/16	1,505	1,595,736
Series 2009, Ref. & Improvement RB	5.50%	02/15/17	2,100	2,283,918

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)

Mansfield (City of); Series 2008, Limited Tax GO Ctfs.	6.13%	02/15/26	$500	$583,020
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University);
Series 2014 A, Student Housing RB (INS-AGM) (a)	4.00%	04/01/18	200	217,868
Series 2014 A, Student Housing RB (INS-AGM) (a)	4.00%	04/01/20	325	355,193
North Fort Bend Water Authority; Series 2009, Water System RB (INS-AGC) (a)	5.00%	12/15/24	2,000	2,266,960
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	2,000	2,305,260
Series 2008 E-3, Ref. First Tier System RB (b)	5.75%	01/01/16	2,610	2,807,368
Series 2011 A, Ref. Floating Rate First Tier RB (b)(d)	0.86%	01/01/19	7,000	7,000,000
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/19	500	572,135
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	02/15/26	1,000	1,139,680
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/24	500	567,150
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (a)	4.50%	10/01/27	1,000	1,062,260
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, Hospital RB (INS-AGC) (a)	3.75%	09/01/14	1,000	1,007,850
Series 2009 A, Hospital RB (INS-AGC) (a)	5.00%	09/01/22	595	668,185
Series 2009 A, Hospital RB (INS-AGC) (a)	5.00%	09/01/24	1,280	1,417,920
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/19	4,405	4,881,665
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center);
Series 2010 A, Hospital RB	5.00%	12/01/15	525	562,296
Series 2010 A, Hospital RB	5.00%	12/01/17	1,250	1,420,200
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/19	3,500	3,896,480
Series 2012, Gas Supply RB	5.00%	12/15/21	3,900	4,428,528
Series 2012, Gas Supply RB	5.00%	12/15/22	500	571,610
Series 2012, Gas Supply RB	5.00%	12/15/23	6,050	6,843,699
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/26	1,500	1,661,805
Trinity River Authority (Tarrant County Water); Series 2005, Ref. & Improvement RB (INS-NATL) (a)	5.00%	02/01/24	4,240	4,458,360
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB	5.00%	07/01/21	1,285	1,451,909
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/22	900	991,431
Series 2009, Tax Increment Allocation Contract RB	5.10%	09/01/23	1,455	1,593,516
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	450	491,494
West Harris County Regional Water Authority;
Series 2005, Water System RB (INS-AGM) (a)	5.00%	12/15/17	1,000	1,025,110
Series 2009, Water System RB	5.00%	12/15/16	1,000	1,110,940
				136,619,956
Utah–0.35%

Intermountain Power Agency; Series 2009 B, Ref. Sub. Power Supply RB	4.00%	07/01/18	1,945	1,986,935
Riverton (City of) (IHC Health Services, Inc.);
Series 2009, Hospital RB	5.00%	08/15/15	645	681,881
Series 2009, Hospital RB	5.00%	08/15/18	1,310	1,511,373
Salt Lake Valley Fire Service Area Local Building Authority; Series 2008, Lease RB	5.00%	04/01/22	500	567,740
				4,747,929
Vermont–0.08%

Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS-AGM) (a)	5.00%	12/01/22	1,000	1,094,190
Virgin Islands–0.96%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.75%	10/01/19	1,500	1,707,150

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–(continued)

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note);
Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/18	$1,875	$2,044,144
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/15	1,000	1,047,600
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/16	1,000	1,078,830
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/17	1,000	1,103,140
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/18	1,000	1,126,420
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/25	500	540,430
Series 2010 A, Sr. Lien RB	5.00%	10/01/15	500	523,800
Series 2010 A, Sr. Lien RB	5.00%	10/01/16	345	372,196
Series 2010 B, Sub. Lien RB	5.00%	10/01/25	750	805,350
Series 2010 B, Sub. Lien RB	5.25%	10/01/29	570	609,991
Virgin Islands (Government of) Water & Power Authority;
Series 2010 A, Ref. Electric System RB	4.00%	07/01/14	1,000	1,000,650
Series 2010 B, Electric System RB (INS-AGM) (a)	5.00%	07/01/22	1,000	1,116,070
				13,075,771
Virginia–0.50%

Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/23	500	557,895
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance);
Series 2010 B, Ref. Hospital RB	5.00%	07/01/15	1,095	1,136,358
Series 2010 B, Ref. Hospital RB	5.00%	07/01/16	2,090	2,235,192
Series 2010 B, Ref. Hospital RB	5.00%	07/01/18	1,255	1,391,582
Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB	5.00%	10/01/29	1,315	1,487,383
				6,808,410
Washington–1.37%

Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric System RB	5.00%	01/01/26	500	546,235
Series 2009, Ref. Electric System RB	5.00%	01/01/28	300	323,319
Cowlitz (County of) (Cowlitz Sewer Operating Board - Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS-NATL) (a)	5.50%	11/01/19	2,500	2,851,200
Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB (b)(c)	5.25%	08/01/18	985	1,153,455
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2008 A, RB (INS-AGC) (a)	5.75%	08/15/29	450	520,834
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/20	500	594,750
Washington (State of) Higher Education Facilities Authority (Gonzaga University);
Series 2009, Ref. RB	5.38%	04/01/20	1,050	1,189,881
Series 2010 A, Ref. RB	4.50%	04/01/16	3,095	3,280,483
Series 2010 A, Ref. RB	4.50%	04/01/17	2,725	2,953,110
Series 2010 A, Ref. RB	5.00%	04/01/15	2,955	3,053,904
Series 2010 A, Ref. RB	5.00%	04/01/19	1,810	2,053,735
				18,520,906
West Virginia–0.36%

Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR (b)	2.00%	10/01/14	3,500	3,513,265
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (INS-AGM) (a)	5.38%	06/01/28	1,200	1,310,748
				4,824,013
Wisconsin–1.65%

Manitowoc (City of); Series 2009, Ref. Electric Power System RB (INS-AGC) (a)	4.25%	10/01/15	1,510	1,585,500
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB (b)	4.75%	08/15/14	1,000	1,009,150
Series 2009 B, RB (b)	5.13%	08/15/16	2,130	2,338,399

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group);
Series 2009 C, RB	4.00%	04/01/15	$2,060	$2,124,561
Series 2009 C, RB	5.00%	04/01/19	750	872,393
Series 2009 C, RB	5.00%	04/01/20	750	858,420
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University);
Series 2008 B-1, Ref. RB	3.50%	10/01/16	1,005	1,070,807
Series 2008 B-1, Ref. RB	3.75%	10/01/18	880	971,573
Series 2008 B-3, RB	3.75%	10/01/18	1,125	1,242,068
Series 2008 B-3, RB	4.00%	10/01/19	1,145	1,281,232
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 A, RB	5.00%	02/15/18	400	424,984
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/25	5,000	5,616,600
Series 2012, RB	5.00%	06/01/26	1,855	2,069,011
Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB (INS-AMBAC) (a)	5.00%	12/15/16	855	901,221
				22,365,919
Wyoming–0.46%

Campbell (County of) Hospital District (Campbell County Memorial Hospital);
Series 2009, RB	4.00%	12/01/15	1,285	1,349,070
Series 2009, RB	5.00%	12/01/17	1,170	1,303,708
Series 2009, RB	5.00%	12/01/18	545	610,732
Laramie (County of) (Cheyenne Regional Medical Center); Series 2012, Hospital RB	3.00%	05/01/16	485	504,812
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,316,964
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	1,000	1,133,470
				6,218,756
TOTAL INVESTMENTS(h)–99.50% (Cost $1,257,178,439)				1,348,363,693
OTHER ASSETS LESS LIABILITIES–0.50%				6,841,172
NET ASSETS–100.00%				$1,355,204,865

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAN	—Bond Anticipation Notes
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
Ctfs.	—Certificates
FTA	—Federal Transit Administration
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
RAB	—Revenue Anticipation Bonds
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.
(e)	Zero coupon bond issued at a discount.
(f)	Security subject to crossover refunding.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	12.8%
Assured Guaranty Corp.	11.5

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Tax-Free Intermediate Fund

D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2014 was $32,434,392 and $50,186,828, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$91,502,225
Aggregate unrealized (depreciation) of investment securities	(316,971)
Net unrealized appreciation of investment securities	$91,185,254
Cost of investments is the same for tax and financial reporting purposes.

Item 2. Controls and Procedures.

(a)	As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.